UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Anchor Series Trust

Semi-Annual Report

June 30, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	8
Asset Allocation Portfolio	16
Growth and Income Portfolio	31
Growth Portfolio	34
Capital Appreciation Portfolio	38
Natural Resources Portfolio	41
Multi-Asset Portfolio	43
Strategic Multi-Asset Portfolio	51
Statement of Assets and Liabilities	60
Statement of Operations	62
Statement of Changes in Net Assets	64
Notes to Financial Statements	68
Financial Highlights	80

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2008. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

August 8, 2008

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	June 30, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held until June 30, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2008” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2008” column and the “Expense Ratio as of June 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2008” column and the “Expense Ratio as of June 30, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Money Market Portfolio
Class 1	$1,000.00	$1,011.32	$5.20	$1,000.00	$1,019.69	$5.22	1.04%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,006.64	$2.94	$1,000.00	$1,021.93	$2.97	0.59%
Class 2	$1,000.00	$1,005.98	$3.69	$1,000.00	$1,021.18	$3.72	0.74%
Class 3	$1,000.00	$1,006.00	$4.19	$1,000.00	$1,020.69	$4.22	0.84%
Asset Allocation Portfolio@
Class 1	$1,000.00	$941.43	$3.33	$1,000.00	$1,021.43	$3.47	0.69%
Class 2	$1,000.00	$940.71	$4.05	$1,000.00	$1,020.69	$4.22	0.84%
Class 3	$1,000.00	$940.60	$4.54	$1,000.00	$1,020.19	$4.72	0.94%
Growth and Income Portfolio@
Class 1	$1,000.00	$903.83	$5.87	$1,000.00	$1,018.70	$6.22	1.24%
Growth Portfolio@
Class 1	$1,000.00	$912.33	$3.47	$1,000.00	$1,021.23	$3.67	0.73%
Class 2	$1,000.00	$911.85	$4.18	$1,000.00	$1,020.49	$4.42	0.88%
Class 3	$1,000.00	$911.33	$4.66	$1,000.00	$1,019.99	$4.92	0.98%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$913.17	$3.52	$1,000.00	$1,021.18	$3.72	0.74%
Class 2	$1,000.00	$912.40	$4.23	$1,000.00	$1,020.44	$4.47	0.89%
Class 3	$1,000.00	$912.07	$4.71	$1,000.00	$1,019.94	$4.97	0.99%
Natural Resources Portfolio@
Class 1	$1,000.00	$1,138.23	$4.25	$1,000.00	$1,020.89	$4.02	0.80%
Class 2	$1,000.00	$1,137.35	$5.05	$1,000.00	$1,020.14	$4.77	0.95%
Class 3	$1,000.00	$1,136.68	$5.58	$1,000.00	$1,019.64	$5.27	1.05%
Multi-Asset Portfolio@
Class 1	$1,000.00	$942.15	$5.94	$1,000.00	$1,018.75	$6.17	1.23%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$924.14	$6.51	$1,000.00	$1,018.10	$6.82	1.36%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the period divided by 366. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

Asset Allocation Portfolio
Class 1	$1,000.00	$941.43	$3.19	$1,000.00	$1,021.58	$3.32	0.66%
Class 2	$1,000.00	$940.71	$3.91	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$940.60	$4.39	$1,000.00	$1,020.34	$4.57	0.91%
Growth and Income Portfolio
Class 1	$1,000.00	$903.83	$5.82	$1,000.00	$1,018.75	$6.17	1.23%
Growth Portfolio
Class 1	$1,000.00	$912.33	$3.42	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$911.85	$4.14	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$911.33	$4.61	$1,000.00	$1,020.04	$4.87	0.97%
Capital Appreciation Portfolio
Class 1	$1,000.00	$913.17	$3.42	$1,000.00	$1,021.28	$3.62	0.72%
Class 2	$1,000.00	$912.40	$4.14	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$912.07	$4.61	$1,000.00	$1,020.04	$4.87	0.97%
Natural Resources Portfolio
Class 1	$1,000.00	$1,138.23	$4.20	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$1,137.35	$5.00	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,136.68	$5.58	$1,000.00	$1,019.64	$5.27	1.05%
Multi-Asset Portfolio
Class 1	$1,000.00	$942.15	$5.94	$1,000.00	$1,018.75	$6.17	1.23%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$924.14	$6.46	$1,000.00	$1,018.15	$6.77	1.35%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

U.S. Government Agencies	32.5%
Commercial Banks	21.6
Special Purpose Entity	16.6
Finance-Other Services	6.3
Diversified Financial Services	5.6
Medical-Drugs	4.4
Life/Health Insurance	2.6
Finance-Auto Loans	2.2
Mutual Insurance	2.2
Money Center Banks	1.8
Super-Regional Banks	1.8
Financial-Investment Banker/Brok	1.8
Mortgage Banks	1.5

100.9%

Weighted average days to maturity	48.3

*	Calculated as a percentage of net assets

Credit Quality@#

Government-Agency	32.2%
A-1	67.8

100.0%

@	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

	Principal	Market Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.9%
Asset Backed Commercial Paper — 18.5%
Apreco LLC 2.51% due 07/08/08*	$250,000	$249,878
CAFCO LLC 2.45% due 07/03/08*	250,000	249,966
Chariot Funding LLC 2.45% due 07/07/08*	250,000	249,898
Eureka Securitization, Inc. 1.46% due 07/02/08*	250,000	249,979
Falcon Asset Securitization Co. LLC 2.46% due 07/18/08*	250,000	249,693
Jupiter Security Co. LLC 2.45% due 07/07/08*	250,000	249,898
Kittyhawk Funding Corp. 2.65% due 07/24/08*	250,000	249,577
Park Avenue Receivables Corp. 2.45% due 07/09/08*	250,000	249,864
Ranger Funding Co. LLC 2.45% due 07/14/08*	250,000	249,779
Yorktown Capital LLC 1.22% due 07/02/08*	250,000	249,983

Total Asset Backed Commercial Paper (amortized cost $2,498,515)		2,498,515

Certificates of Deposit — 25.2%
Abbey National Treasury Services 2.63% due 07/17/08	200,000	200,000
ABN AMRO Bank NV Chicago Branch 2.74% due 08/04/08	200,000	200,000
American Express Bank FSB 2.77% due 10/06/08	200,000	200,000
Bank of America NA 2.65% due 09/08/08*	250,000	250,000
Barclays Bank PLC 2.88% due 07/24/08	200,000	200,000
BNP Paribas New York Branch 2.65% due 09/12/08	250,000	250,000
Calyon New York Branch 2.70% due 07/16/08	200,000	200,000
Citibank NA 2.70% due 07/17/08	200,000	200,000
Deutsche Bank AG New York Branch 2.55% due 07/14/08	200,000	200,000
DnB NOR Bank ASA New York Branch 2.63% due 09/03/08	200,000	200,000
HSBC Bank USA NA 2.59% due 07/14/08	200,000	200,000
Lloyds TSB Bank PLC New York Branch 2.60% due 09/17/08	250,000	250,000
Societe Generale New York Branch 2.91% due 07/31/08	200,000	200,002
SunTrust Bank 2.55% due 07/08/08	200,000	200,000
Svenska Handelsbanken New York Branch
2.69% due 07/18/08	200,000	200,000
UBS AG Stamford Branch 2.61% due 08/20/08	250,000	250,000

Total Certificates of Deposit (amortized cost $3,400,002)		3,400,002

Commercial Paper — 24.7%
AstraZeneca PLC 3.55% due 07/14/08*	250,000	249,679
Danske Corp. 2.50% due 08/27/08*	250,000	248,994
General Electric Capital Corp. 2.61% due 07/23/08	400,000	399,362
Morgan Stanley 2.59% due 08/18/08	250,000	249,137
National Rural Utilities Coopertive Finance Corp. 1.94% due 07/08/08	350,000	349,849
New York Life Capital Corp. 2.14% due 07/17/08	350,000	349,667
Pfizer, Inc. 2.10% due 07/30/08*	350,000	349,408
Prudential Funding LLC 2.47% due 09/15/08	300,000	298,436
Rabobank USA Finance Corp. 2.25% due 07/18/08	350,000	349,628
Toyota Motor Credit Corp. 2.45% due 08/26/08	300,000	298,857
Westpac Banking Corp. 2.77% due 10/17/08*	200,000	198,320

Total Commercial Paper (amortized cost $3,341,337)		3,341,337

U.S. Government Agencies — 32.5%
Federal Home Loan Bank Disc. Notes 1.97% due 07/09/08	300,000	299,852
2.02% due 07/17/08	770,000	769,264
Federal Home Loan Mtg. Corp. Disc. Notes 2.00% due 09/02/08	500,000	498,224
2.19% due 08/18/08	250,000	249,253
2.28% due 07/11/08	145,000	144,899

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

U.S. Government Agencies (continued)

Federal National Mtg. Assoc. Disc. Notes 2.21% due 08/25/08	$250,000	$249,141
2.21% due 08/29/08	250,000	249,078
2.22% due 08/18/08	385,000	383,835
2.32% due 09/17/08	300,000	298,472
2.37% due 10/08/08	250,000	248,357
2.41% due 08/06/08	400,000	399,008
3.16% due 07/16/08	100,000	99,860
4.00% due 07/25/08	500,000	500,588

Total U.S. Government Agencies (amortized cost $4,389,831)		4,389,831

Total Short-Term Investment Securities — 100.9% (amortized cost $13,629,685)		13,629,685

TOTAL INVESTMENTS (amortized cost $13,629,685)(1)	100.9%	13,629,685
Liabilities in excess of other assets	(0.9)	(122,175)

NET ASSETS	100.0%	$13,507,510

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $3,794,916 representing 28.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Government National Mtg. Assoc.	28.2%
Federal National Mtg. Assoc.	21.0
Repurchase Agreement	16.5
Diversified Financial Services	15.9
United States Treasury Notes	7.2
Federal Home Loan Mtg. Corp.	7.2
Finance-Investment Banker/Broker	2.1
Federal Farm Credit Bank	2.0
U.S. Municipal Bonds & Notes	2.0
Insurance-Multi-line	1.3
Federal Home Loan Bank	0.9
Schools	0.9
Regional Authority	0.8
Telephone-Integrated	0.8
Transport-Services	0.8
Insurance-Life/Health	0.7
Banks-Super Regional	0.6
Finance-Consumer Loans	0.6
Telecom Services	0.5
Special Purpose Entities	0.4
Computers	0.4
Banks-Fiduciary	0.4
Diversified Manufacturing Operations	0.4
Medical-Drugs	0.3
Electric-Distribution	0.3
Finance-Other Services	0.3
Electric-Integrated	0.3
Medical-HMO	0.3
Airport Development/Maintenance	0.3
Oil Companies-Integrated	0.3
Sovereign Agency	0.3
Finance-Leasing Company	0.2
Airlines	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Insurance-Property/Casualty	0.1

114.8%

*	Calculated as a percentage of net assets

Credit Quality†#

Government-Agency	60.5%
Government-Treasury	7.3
AAA	15.7
AA	4.8
A	6.9
Not Rated@	4.8

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term investments.

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 14.8%
Diversified Financial Services — 14.8%
Advanta Business Card Master Trust Series 2006-A7, Class A7 2.50% due 10/20/12(1)	$3,405,000	$3,383,308
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17(2)	5,015,000	4,667,796
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(2)(3)	7,000,000	6,835,266
Bear Stearns Adjustable Rate Mtg. Trust Series 2005-3, Class 2A1 5.07% due 06/25/35(3)(4)	2,978,372	2,926,525
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)(3)	5,000,000	4,872,316
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,849,665
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,694,971
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,323,404
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/01/38(2)	1,465,000	1,349,202
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(2)(3)	3,870,000	3,723,211
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	4,540,080
BMW Vehicle Lease Trust Series 2007-1, Class A2A 4.64% due 11/16/09	5,585,000	5,626,254
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,247,155
Citibank Credt Card Issuance Trust Series 2007, Class A8 5.70% due 09/20/19	4,975,000	4,920,324
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	4,700,000	4,532,158
Commercial Mtg. Pass Through Certs. Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	4,441,378
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(2)(3)	9,500,000	9,291,504
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,099,397
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-22, Class 2A1 5.25% due 11/25/35(1)(4)	916,830	836,286
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,563,829
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 12/15/15(2)(3)	4,200,000	4,044,968
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,633,027
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	1,371,170	1,376,493
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	817,310	818,272
Ford Credit Auto Owner Trust Series 2006-B, Class A3 5.26% due 10/15/10	4,769,162	4,816,793
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	4,465,471
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	2,005,000	1,872,953
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	4,336,209
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.40% due 01/25/36(1)(4)	2,945,411	2,725,688
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,057,958
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	2,631,736	2,653,435
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	4,245,377
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)(3)	2,930,000	2,790,482

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	$5,000,000	$4,650,490
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	4,503,073
JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(3)(4)	4,020,757	3,865,129
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	4,456,942
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	579,754	554,894
MBNA Credit Card Master Note Trust Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,335,618
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,203,523
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	4,469,124
Morgan Stanley Capital I Series 2005-IQ10, Class A4A 5.23% due 09/15/42(2)(3)	4,455,000	4,283,710
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	2,057,160
Morgan Stanley Capital I Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	4,687,295
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	3,000,000	3,027,383
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.23% due 02/25/35(3)(4)	2,558,762	2,065,553
Susquehanna Auto Lease Trust Series 2006-1, Class A3 5.21% due 03/16/09*	729,189	730,898
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,361,527
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	4,439,267
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.54% due 03/25/35(1)(4)	2,254,270	2,154,069
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(1)(4)	3,298,936	3,106,477
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(4)	4,021,894	3,892,820

Total Asset Backed Securities (cost $193,309,134)		187,406,107

CORPORATE BONDS & NOTES — 12.5%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,756,410	2,614,109

Banks-Commercial — 0.0%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	429,444

Banks-Fiduciary — 0.4%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,031,565

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,038,266

Banks-Super Regional — 0.6%
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,154,360
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,793,264

		7,947,624

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,122,510

Diversified Financial Services — 1.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,951,070
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,171,908
General Electric Capital Corp. Notes 6.75% due 03/15/32	5,000,000	5,034,750

		14,157,728

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	$1,770,000	$1,725,649
Duke Energy Carolinas LLC 1st Mtg. Bonds 5.25% due 01/15/18	645,000	636,529
Peco Energy Co. 1st Refunding Mtg. 5.35% due 03/01/18	1,510,000	1,477,820

		3,839,998

Finance-Consumer Loans — 0.6%
Household Finance Corp. Notes 6.38% due 10/15/11	5,000,000	5,113,730
John Deere Capital Corp. Notes 4.88% due 10/15/10	2,625,000	2,660,750

		7,774,480

Finance-Investment Banker/Broker — 2.1%
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	5,335,000	5,120,015
Credit Suisse First Boston USA, Inc. Notes 4.88% due 01/15/15	2,435,000	2,322,725
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,370,637
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	6,300,000	5,942,173
Morgan Stanley Notes 5.45% due 01/09/17	5,000,000	4,541,145
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,316,392
The Goldman Sachs Group, Inc. Senior Sub. Notes 6.75% due 10/01/37	2,720,000	2,488,109

		27,101,196

Finance-Leasing Company — 0.2%
Boeing Capital Corp. Senior Notes 4.75% due 08/25/08	2,995,000	3,006,402

Finance-Other Services — 0.3%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	3,870,988

Insurance-Life/Health — 0.7%
John Hancock Life Insurance Co. Sub. Bonds 7.38% due 02/15/24*	5,000,000	5,464,445
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,732,226

		8,196,671

Insurance-Multi-line — 1.0%
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,308,725
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000,000	4,387,170
MetLife, Inc. Senior Bonds 5.00% due 06/15/15	3,300,000	3,206,026

		12,901,921

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,205,108

Medical-Drugs — 0.3%
Merck & Co., Inc. Notes 5.13% due 11/15/11	4,000,000	4,119,536

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,779,360

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,188,435

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,166,019
Stanford University Debentures. 6.88% due 02/01/24	5,000,000	5,704,700

		10,870,719

Special Purpose Entities — 0.4%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	610,576
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,807,750	4,872,930

		5,483,506

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	430,000	402,250
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,297,965

		5,700,215

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Telephone-Integrated — 0.8%
AT&T, Inc. Notes 6.45% due 06/15/34	$3,040,000	$2,934,995
AT&T, Inc. Notes 6.80% due 05/15/36	950,000	951,905
BellSouth Corp. Bonds 6.55% due 06/15/34	4,865,000	4,698,510
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,669,150

		10,254,560

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,662,308	3,640,891
United Parcel Service, Inc. Debentures 8.38% due 04/01/20	5,000,000	6,171,970

		9,812,861

Total Corporate Bonds & Notes (cost $159,596,819)		158,447,202

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airport Development/Maintenance — 0.3%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	3,390,592	3,558,901

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Notes 5.75% due 10/17/16*	4,725,000	4,731,317

Electric-Distribution — 0.3%
Hydro-Quebec
Local Government Guar. Debentures
Series HY 8.40% due 01/15/22	3,000,000	4,000,302

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 5.88% due 10/27/16*	1,385,000	1,357,002

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,231,189

Total Foreign Corporate Bonds & Notes (cost $15,888,141)		16,878,711

MUNICIPAL BONDS & NOTES — 2.0%
U.S. Municipal Bonds & Notes — 2.0%
Arizona Tourism & Sports Authority 5.38% due 07/01/20	3,160,000	3,439,913
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,703,860
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,692,232
New Jersey Economic Development Authority 5.25% due 06/15/21	3,000,000	3,253,680
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,596,832
Sonoma County, California Pension Obligation Series A 3.24% due 12/01/08	3,730,000	3,726,233
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,531,600

Total Municipal Bonds & Notes (cost $25,364,263)		24,944,350

U.S. GOVERNMENT AGENCIES — 60.4%
Federal Farm Credit Bank — 2.0%
4.88% due 01/14/11*	24,800,000	25,602,634

Federal Home Loan Bank — 0.9%
4.88% due 11/18/11	11,375,000	11,756,358

Federal Home Loan Mtg. Corp. — 7.2%
4.50% due 08/01/35	863,890	802,085
4.50% due 09/01/35	80,968	75,176
4.50% due 10/01/35	3,676,176	3,413,172
4.50% due 12/01/35	3,757,886	3,489,035
5.00% due 09/01/35	1,567,229	1,507,509
5.00% due 10/01/35	7,345,011	7,062,830
5.00% due 11/01/35	17,074,670	16,419,326
5.00% due 12/01/35	2,039,501	1,961,413
5.00% due 02/01/36	12,669,068	12,185,956
5.00% due 05/01/36	249,022	239,922
5.00% due 06/01/36	233,110	224,227
6.00% due 06/01/34	94,859	96,346
6.00% due 08/01/35	526,519	533,091
6.00% due 01/01/36	75,876	76,823
6.00% due 06/01/36	8,706,401	8,857,547
6.00% due 08/01/36	3,369,555	3,408,450
6.00% due 09/01/36	13,991,738	14,153,244
6.00% due 10/01/36	3,409,925	3,457,315
6.00% due 11/01/36	884,770	894,983
6.00% due 12/01/36	9,405,624	9,514,192
7.50% due 05/01/27	7,259	7,863
14.75% due 03/01/10	1,961	2,158
REMIC Series 2630, Class KN 2.50% due 04/15/13(4)	2,537,353	2,532,193

		90,914,856

Federal National Mtg. Assoc. — 21.0%
4.50% due 08/01/35	4,336,800	4,024,585
4.50% due 09/01/35	12,802,686	11,880,994

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

4.50% due 12/01/35	$51,244	$47,555
5.00% due 01/01/17	138,131	138,043
5.00% due 02/01/17	57,823	57,787
5.00% due 10/01/17	6,122,930	6,117,127
5.00% due 11/01/17	881,492	880,655
5.00% due 12/01/17	452,697	452,268
5.00% due 01/01/18	1,084,223	1,083,195
5.00% due 02/01/18	2,343,369	2,340,620
5.00% due 05/01/18	194,146	193,901
5.00% due 06/01/18	20,879,669	20,853,497
5.00% due 09/01/18	418,902	418,389
5.00% due 10/01/18	2,102,051	2,099,400
5.00% due 11/01/18	1,249,387	1,247,811
5.00% due 12/01/18	6,042,282	6,034,666
5.00% due 01/01/19	2,785,692	2,782,184
5.00% due 02/01/19	4,625,953	4,613,322
5.00% due 03/01/19	6,418,174	6,395,218
5.00% due 04/01/19	5,975,509	5,955,427
5.00% due 05/01/19	5,541,832	5,521,582
5.00% due 06/01/19	3,960,490	3,945,597
5.00% due 09/01/19	195,403	194,668
5.00% due 10/01/19	1,340,442	1,335,402
5.00% due 11/01/19	1,767,726	1,761,079
5.00% due 12/01/19	2,417,688	2,408,596
5.00% due 06/01/33	94,633	91,293
5.00% due 07/01/33	2,138,379	2,062,910
5.00% due 11/01/33	764,212	737,241
5.00% due 03/01/34	4,898,001	4,725,136
5.00% due 05/01/34	1,353,589	1,304,125
5.00% due 06/01/34	752,904	725,391
5.00% due 09/01/34	3,099,001	2,985,754
5.00% due 07/01/35	7,887,344	7,586,795
5.00% due 08/01/35	6,875,765	6,613,761
5.00% due 09/01/35	4,596,449	4,421,300
5.00% due 10/01/35	2,801,111	2,694,374
5.00% due July TBA	14,785,000	14,170,506
5.50% due 08/01/35	5,608,366	5,545,163
5.50% due 10/01/35	1,331,464	1,316,459
5.50% due 11/01/35	3,065,111	3,030,569
5.50% due 12/01/35	208,903	206,549
5.50% due 04/01/36	23,160	22,899
5.50% due 10/01/36	7,412,283	7,319,485
5.50% due 11/01/36	1,791,657	1,769,226
5.50% due 01/01/37	1,861,242	1,837,940
5.50% due 02/01/37	25,027	24,701
5.50% due 03/01/37	228,183	225,206
5.50% due 04/01/37	5,653,378	5,579,633
5.50% due 05/01/37	1,142,552	1,127,648
5.50% due 06/01/37	27,265	26,909
5.50% due 07/01/37	949,912	937,520
5.50% due 08/01/37	7,047,033	6,955,108
5.50% due July TBA	25,000,000	24,640,625
6.00% due 06/01/35	175,607	177,853
6.00% due 09/01/35	225,012	227,539
6.00% due 11/01/35	42,185	42,659
6.00% due 05/01/36	394,493	398,553
6.00% due 07/01/36	68,975	69,685
6.00% due 10/01/37	928,746	938,108
6.00% due 11/01/37	5,756,650	5,814,680
6.00% due 12/01/37	35,870,836	36,232,431
6.50% due 07/01/36	8,542,300	8,806,410
6.50% due 08/01/36	11,301,534	11,650,955
6.50% due 10/01/36	295,875	305,023

		266,131,690

Government National Mtg. Assoc. — 28.2%
5.00% due 07/15/33	8,246,849	8,026,262
5.00% due 10/15/33	653,262	635,789
5.00% due 11/15/33	600,831	584,760
5.00% due 12/15/33	135,322	131,703
5.00% due 01/15/34	1,041,056	1,012,559
5.00% due 02/15/34	550,399	535,333
5.00% due 03/15/34	492,901	479,409
5.00% due 05/15/34	31,757	30,887
5.00% due 11/15/34	20,062,079	19,515,173
5.00% due 03/15/35	223,387	217,098
5.00% due 06/15/35	170,051	165,264
5.00% due 08/15/35	802,656	780,057
5.00% due 09/15/35	1,578,079	1,533,649
5.00% due 10/15/35	600,237	583,337
5.00% due 11/15/35	2,336,784	2,270,993
5.00% due 12/15/35	1,723,083	1,674,572
5.00% due 01/15/36	946,721	919,167
5.00% due 02/15/36	336,376	326,585
5.00% due 03/15/36	2,962,838	2,876,607
5.00% due 04/15/36	2,649,430	2,572,321
5.00% due 05/15/36	1,107,171	1,074,948
5.00% due 07/15/36	1,411,348	1,370,272
5.00% due 09/15/36	919,386	892,305
5.00% due 11/15/36	99,531	96,634
5.00% due July TBA	158,000,000	153,062,500
5.50% due 10/15/32	186,615	186,550
5.50% due 11/15/32	335,713	335,598
5.50% due 12/15/32	411,890	411,749
5.50% due 01/15/33	6,731,046	6,726,643
5.50% due 02/15/33	8,722,305	8,716,596
5.50% due 03/15/33	6,239,840	6,235,757
5.50% due 05/15/33	854,780	854,220
5.50% due 06/15/33	625,414	625,004
5.50% due 07/15/33	75,646	75,596
5.50% due 08/15/33	395,883	395,623
5.50% due 09/15/33	1,303,976	1,303,122
5.50% due 10/15/33	134,893	134,805
5.50% due 11/15/33	1,033,682	1,033,004
5.50% due 01/15/34	1,010,152	1,008,544
5.50% due 02/15/34	787,711	786,458
5.50% due 03/15/34	5,407,975	5,399,368
5.50% due 04/15/34	219,842	219,493
5.50% due 05/15/34	295,833	295,361
5.50% due 06/15/34	760,419	759,209
5.50% due 07/15/34	272,304	271,871
5.50% due 08/15/34	114,734	114,552
5.50% due 09/15/34	4,845,269	4,837,557
5.50% due 10/15/34	3,635,167	3,629,382
5.50% due 04/15/36	190,047	189,505
5.50% due 01/15/37	27,982,936	27,894,670
5.50% due 04/15/37	27,798,301	27,707,622

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.50% due 06/15/37	$27,679,819	$27,592,508
5.50% due 07/15/37	9,481,055	9,451,148
6.00% due 03/15/28	42,440	43,332
6.00% due 06/15/28	20,562	20,994
6.00% due 08/15/28	104,457	106,652
6.00% due 09/15/28	88,060	89,911
6.00% due 10/15/28	99,348	101,436
6.00% due 11/15/28	25,188	25,718
6.00% due 12/15/28	309,239	315,873
6.00% due 03/15/29	4,634	4,729
6.00% due 04/15/29	13,521	13,797
6.00% due 07/15/31	5,319	5,425
6.00% due 01/15/32	59,844	61,008
6.00% due 02/15/32	2,453	2,501
6.00% due 07/15/32	27,384	27,917
6.00% due 09/15/32	36,788	37,503
6.00% due 10/15/32	1,120,102	1,141,893
6.00% due 11/15/32	45,672	46,561
6.00% due 01/15/33	9,146	9,321
6.00% due 02/15/33	148,177	151,014
6.00% due 03/15/33	193,794	197,503
6.00% due 04/15/33	211,451	215,498
6.00% due 05/15/33	185,177	188,721
6.00% due 12/15/33	151,489	154,403
6.00% due 08/15/34	27,954	28,463
6.00% due 09/15/34	566,517	576,829
6.00% due 10/15/34	305,566	311,128
6.50% due 07/15/09	1,067	1,081
6.50% due 04/15/11	872	904
6.50% due 01/15/12	10,435	10,823
6.50% due 02/15/12	5,374	5,574
6.50% due 10/15/12	7,396	7,670
6.50% due 11/15/12	16,323	16,929
6.50% due 01/15/13	7,443	7,721
6.50% due 05/15/13	23,230	24,098
6.50% due 01/15/14	77,038	79,933
6.50% due 02/15/14	4,970	5,157
6.50% due 03/15/14	148,510	154,091
6.50% due 04/15/14	127,429	132,218
6.50% due 05/15/14	190,636	197,800
6.50% due 06/15/14	5,528	5,736
6.50% due 07/15/14	4,977	5,164
6.50% due 08/15/14	133,732	138,758
6.50% due 10/15/14	319	331
6.50% due 05/15/23	10,047	10,445
6.50% due 06/15/23	14,015	14,569
6.50% due 07/15/23	65,252	67,834
6.50% due 08/15/23	11,456	11,910
6.50% due 10/15/23	75,289	78,268
6.50% due 11/15/23	122,120	126,950
6.50% due 12/15/23	225,793	234,727
6.50% due 03/15/26	51,706	53,752
6.50% due 02/15/27	9,413	9,788
6.50% due 12/15/27	5,819	6,049
6.50% due 01/15/28	73,993	76,920
6.50% due 02/15/28	85,473	88,853
6.50% due 03/15/28	183,607	190,850
6.50% due 04/15/28	152,727	158,771
6.50% due 05/15/28	277,500	288,481
6.50% due 06/15/28	305,716	317,810
6.50% due 07/15/28	316,413	328,934
6.50% due 08/15/28	275,494	286,395
6.50% due 09/15/28	340,159	353,615
6.50% due 10/15/28	808,737	840,731
6.50% due 11/15/28	219,934	228,609
6.50% due 12/15/28	290,068	301,536
6.50% due 01/15/29	5,821	6,048
6.50% due 02/15/29	70,654	73,410
6.50% due 03/15/29	54,948	57,087
6.50% due 04/15/29	57,596	59,838
6.50% due 05/15/29	253,946	263,834
6.50% due 06/15/29	81,547	84,722
6.50% due 03/15/31	17,423	18,096
6.50% due 04/15/31	76,756	79,718
6.50% due 05/15/31	403,060	418,620
6.50% due 06/15/31	340,733	353,892
6.50% due 07/15/31	570,309	592,336
6.50% due 08/15/31	201,236	209,008
6.50% due 09/15/31	333,101	345,966
6.50% due 10/15/31	410,828	426,676
6.50% due 11/15/31	94,605	98,259
6.50% due 12/15/31	38,821	40,320
6.50% due 01/15/32	560,291	581,757
6.50% due 02/15/32	181,340	188,287
6.50% due 03/15/32	4,098	4,255
6.50% due 04/15/32	171,201	177,761
6.50% due 05/15/32	410,948	426,691
7.00% due 03/15/09	790	809
7.00% due 09/15/10	2,669	2,764
7.00% due 01/15/11	8,582	8,955
7.00% due 03/15/11	25,276	26,373
7.00% due 04/15/11	3,023	3,154
7.00% due 05/15/11	18,362	19,160
7.00% due 07/15/11	22,563	23,543
7.00% due 08/15/11	3,738	3,900
7.00% due 09/15/11	46,806	48,837
7.00% due 11/15/11	13,068	13,635
7.00% due 12/15/11	43,534	45,425
7.00% due 01/15/12	46,733	49,018
7.00% due 12/15/12	18,682	19,596
7.00% due 11/15/31	482,287	513,154
7.00% due 03/15/32	47,036	50,065
7.00% due 01/15/33	120,232	127,959
7.00% due 05/15/33	326,265	347,213
7.00% due 07/15/33	238,498	253,803
7.00% due 10/15/34	46,809	49,824
8.00% due 09/15/29	6,957	7,620
8.00% due 10/15/29	511	560
8.00% due 11/15/29	10,191	11,161
8.00% due 12/15/29	24,067	26,359
8.00% due 01/15/30	34,829	38,159
8.00% due 03/15/30	1,059	1,160
8.00% due 04/15/30	124,908	136,852
8.00% due 06/15/30	2,474	2,710
8.00% due 07/15/30	2,675	2,931
8.00% due 08/15/30	27,669	30,314
8.00% due 09/15/30	33,072	36,235

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

8.00% due 10/15/30	$6,137	$6,724
8.00% due 11/15/30	17,030	18,658
8.00% due 12/15/30	6,315	6,919
8.00% due 02/15/31	93,883	102,864
8.00% due 03/15/31	34,861	38,196
10.00% due 03/20/14	4,837	5,298
10.00% due 06/20/14	1,953	2,139
10.00% due 07/20/14	5,212	5,710
10.00% due 04/20/16	19,476	21,586
10.00% due 05/20/16	9,521	10,552
10.00% due 08/20/16	2,346	2,600
10.00% due 01/20/17	5,724	6,372
10.00% due 02/20/17	11,043	12,292
10.00% due 03/20/17	10,075	11,159
12.00% due 01/20/16	334	385
12.75% due 07/15/14	28,387	32,602
13.50% due 09/20/14	1,671	1,945
REMIC Series 2005-74 Class HB
7.50% due 09/15/35(4)	1,423,273	1,533,341
Series 2005-74 Class HC
7.50% due 09/16/35(4)	505,478	541,690
Series 2005-74, Class HA
7.50% due 09/16/35(4)	376,049	398,141

		356,474,616

Regional Authority — 0.8%
Housing Urban Development U.S. Government Guar. 5.05% due 08/01/13	10,000,000	10,385,700

Sovereign Agency — 0.3%
Financing Corp. FICO STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,662,300
Financing Corp. FICO STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,318,028

		2,980,328

Total U.S. Government Agencies (cost $758,679,732)		764,246,182

U.S. GOVERNMENT TREASURIES — 7.2%
U.S. Treasury Notes — 7.2%
2.13% due 04/30/10	39,000,000	38,716,626
3.88% due 05/15/18	30,000,000	29,749,230
4.63% due 02/15/17	1,500,000	1,579,218
4.75% due 05/31/12	19,830,000	20,968,678

Total U.S. Government Treasuries (cost $89,650,464)		91,013,752

Total Long-Term Investment Securities (cost $1,242,488,553)		1,242,936,304

REPURC HASE AGREEMENT — 16.5%
UBS Securities LLC Joint Repurchase Agreement (cost $209,105,000)(5)	$209,105,000	209,105,000

TOTAL INVESTMENTS (cost $1,451,593,553)(6)	114.8%	$1,452,041,304
Liabilities in excess of other assets	(14.8)	(186,694,254)

NET ASSETS	100.0%	$1,265,347,050

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $45,561,737 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security — the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(4)	Collateralized Mortgage Obligation
(5)	See Note 2 for details of Joint Repurchase Agreement.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	9.3%
Federal National Mtg. Assoc.	7.3
Repurchase Agreement	5.6
Real Estate Investment Trusts	3.4
United States Treasury Notes	3.3
Electric-Integrated	3.2
Oil Companies-Exploration & Production	2.8
Finance-Investment Banker/Broker	2.5
Oil Companies-Integrated	2.4
Computers	2.3
Diversified Financial Services	1.9
Telephone-Integrated	1.9
Medical-Drugs	1.8
Banks-Commercial	1.8
Applications Software	1.4
Medical-Biomedical/Gene	1.3
Banks-Super Regional	1.3
Agricultural Chemicals	1.3
Insurance-Multi-line	1.3
Government National Mtg. Assoc.	1.3
Electronic Components-Semiconductors	1.2
Diversified Manufacturing Operations	1.1
Retail-Discount	1.1
Pipelines	1.0
Beverages-Non-alcoholic	1.0
Commercial Services-Finance	1.0
Aerospace/Defense	1.0
Retail-Restaurants	0.9
Multimedia	0.9
Food-Misc.	0.9
Networking Products	0.8
United States Treasury Bonds	0.8
Steel-Producers	0.8
Cosmetics & Toiletries	0.7
Transport-Rail	0.7
Instruments-Scientific	0.7
Web Portals/ISP	0.7
Non-Hazardous Waste Disposal	0.6
Electric Products-Misc.	0.6
Oil Field Machinery & Equipment	0.6
Medical-Generic Drugs	0.6
Diversified Minerals	0.6
Medical-Wholesale Drug Distribution	0.5
Auto-Cars/Light Trucks	0.5
Federal Home Loan Bank	0.5
Medical Instruments	0.5
Toys	0.5
Medical Products	0.5
Pharmacy Services	0.5
Food-Confectionery	0.5
Tobacco	0.5
Agricultural Operations	0.5
Federal Farm Credit Bank	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Wireless Equipment	0.5
Telecom Services	0.4
Insurance-Reinsurance	0.4
Import/Export	0.4
Oil-Field Services	0.4
Investment Management/Advisor Services	0.4
Machinery-Farming	0.4
Food-Retail	0.4
Cable TV	0.4
Retail-Apparel/Shoe	0.4
Casino Services	0.3
Oil Refining & Marketing	0.3
Optical Supplies	0.3
Gas-Distribution	0.3
Publishing-Books	0.3
Insurance-Property/Casualty	0.3
Energy-Alternate Sources	0.3
Enterprise Software/Service	0.3
Semiconductor Equipment	0.3
Chemicals-Diversified	0.3
Real Estate Operations & Development	0.3
E-Commerce/Services	0.3
Cellular Telecom	0.3
Consumer Products-Misc.	0.3
Insurance-Life/Health	0.3
Sovereign	0.3
Engineering/R&D Services	0.3
Brewery	0.3
Retail-Drug Store	0.3
Forestry	0.3
Medical-HMO	0.2
Retail-Major Department Stores	0.2
E-Commerce/Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Savings & Loans/Thrifts	0.2
Audio/Video Products	0.2
Commercial Services	0.2
Machinery-Construction & Mining	0.2
Chemicals-Specialty	0.2
Auto-Heavy Duty Trucks	0.2
Beverages-Wine/Spirits	0.2
Oil & Gas Drilling	0.2
Transport-Services	0.2
Electronic Forms	0.2
Electronics-Military	0.2
Data Processing/Management	0.2
Cruise Lines	0.2
Finance-Consumer Loans	0.2
Medical Labs & Testing Services	0.2
Rubber-Tires	0.2
Building Products-Cement	0.1
Athletic Footwear	0.1
Investment Companies	0.1
Health Care Cost Containment	0.1
Retail-Jewelry	0.1
Motorcycle/Motor Scooter	0.1
Television	0.1
Transport-Marine	0.1
Machine Tools & Related Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Machinery-General Industrial	0.1
Internet Security	0.1
Medical-Hospitals	0.1
Schools	0.1
Dialysis Centers	0.1
Distribution/Wholesale	0.1
Metal Processors & Fabrication	0.1
Apparel Manufacturers	0.1
Airlines	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited) — (continued)

Metal-Diversified	0.1%
Medical Information Systems	0.1
Electronic Parts Distribution	0.1
Retail-Regional Department Stores	0.1
Containers-Metal/Glass	0.1
Tools-Hand Held	0.1
Electronic Components-Misc.	0.1
Computers-Memory Devices	0.1
Special Purpose Entities	0.1
Coatings/Paint	0.1
Office Automation & Equipment	0.1
Electronic Measurement Instruments	0.1
Office Furnishings-Original	0.1
Retail-Computer Equipment	0.1
Paper & Related Products	0.1

99.7%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.1%
Advanced Materials — 0.0%
Ceradyne, Inc.†	300	$10,290

Advertising Sales — 0.0%
Focus Media Holding, Ltd. ADR†	100	2,772

Aerospace/Defense — 0.8%
Boeing Co.	16,750	1,100,810
Esterline Technologies Corp.†	1,500	73,890
General Dynamics Corp.	10,500	884,100
Lockheed Martin Corp.	3,600	355,176
Northrop Grumman Corp.	1,400	93,660
Spirit Aerosystems Holdings, Inc., Class A†	3,700	70,966
Teledyne Technologies, Inc.†	1,100	53,669
TransDigm Group, Inc.†	1,500	50,385

		2,682,656

Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.†	1,100	25,619
Triumph Group, Inc.	1,000	47,100
United Technologies Corp.	23,100	1,425,270

		1,497,989

Agricultural Chemicals — 1.3%
Monsanto Co.	15,500	1,959,820
Potash Corp. of Saskatchewan, Inc.	9,200	2,102,844
Terra Industries, Inc.	1,600	78,960
The Mosaic Co.†	1,800	260,460

		4,402,084

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	31,500	1,063,125

Airlines — 0.1%
Alaska Air Group, Inc.†	2,600	39,884
AMR Corp.†	13,500	69,120
Cathay Pacific Airways, Ltd. ADR	7,000	65,800
Continental Airlines, Inc., Class B†	9,400	95,034

		269,838

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.	23,600	46,606

Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	4,000	49,360
VF Corp.	3,200	227,776

		277,136

Applications Software — 1.4%
Actuate Corp.†	6,700	26,197
Citrix Systems, Inc.†	5,500	161,755
Microsoft Corp.	160,000	4,401,600
Quest Software, Inc.†	3,600	53,316

		4,642,868

Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,520	448,267

Audio/Video Products — 0.2%
Matsushita Electric Industrial Co., Ltd. ADR	25,000	535,500
Sony Corp. ADR	4,000	174,960

		710,460

Auto-Cars/Light Trucks — 0.5%
Daimler AG	5,454	336,348
Fiat SpA ADR	13,000	211,250
Nissan Motor Co., Ltd. ADR	19,000	312,550
Toyota Motor Co. ADR	10,200	958,800

		1,818,948

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	16,800	202,648
PACCAR, Inc.	9,518	398,138

		600,786

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	5,300	152,004
Magna International, Inc., Class A	3,700	219,188

		371,192

Banks-Commercial — 1.8%
Allied Irish Banks PLC ADR	4,000	123,160
Banco Santander Central Hispano SA ADR	40,000	727,600
Bank of Hawaii Corp.	3,000	143,400
Bank of Ireland ADR	7,100	248,003
Bank of Nova Scotia	13,600	623,152
Banner Corp.	830	7,354
Barclays PLC ADR	28,198	652,784
BB&T Corp.	13,857	315,524
Cascade Bancorp	500	3,850
City National Corp.	1,900	79,933
Cullen/Frost Bankers, Inc.	8,068	402,190
East West Bancorp, Inc.	4,369	30,845
F.N.B. Corp.	5,900	69,502
FirstMerit Corp.	4,360	71,111
HBOS PLC ADR	14,000	76,860
HSBC Holdings PLC ADR	4,200	322,140
Kookmin Bank ADR	5,000	292,550
Lloyds TSB Group PLC ADR	13,540	334,032
National Bank of Greece SA ADR	40,560	362,201
Pacific Capital Bancorp	766	10,555
Preferred Bank Los Angeles California	2,700	13,986
Regions Financial Corp.	7,800	85,098
Royal Bank of Canada	6,000	268,020
Synovus Financial Corp.	5,800	50,634
TCF Financial Corp.	2,030	24,421
Toronto-Dominion Bank	7,800	485,706
TrustCo Bank Corp. NY	12,500	92,750
UCBH Holdings, Inc.	900	2,025
UnionBanCal Corp.	1,100	44,462
Zions Bancorp	100	3,149

		5,966,997

Banks-Fiduciary — 0.4%
Northern Trust Corp.	4,800	329,136
The Bank of New York Mellon Corp.	27,058	1,023,604

		1,352,740

Banks-Super Regional — 1.0%
Bank of America Corp.	31,206	744,887
Capital One Financial Corp.	12,000	456,120
PNC Financial Services Group, Inc.	11,100	633,810
US Bancorp	15,400	429,506

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Banks-Super Regional (continued)

Wachovia Corp.	4,900	$76,097
Wells Fargo & Co.	36,358	863,503

		3,203,923

Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	9,000	155,700
Hansen Natural Corp.†	200	5,764
PepsiCo, Inc.	7,200	457,848
The Coca-Cola Co.	50,500	2,624,990

		3,244,302

Beverages-Wine/Spirits — 0.2%
Central European Distribution Corp.†	1,000	74,150
Constellation Brands, Inc., Class A†	6,000	119,160
Diageo PLC ADR	5,400	398,898

		592,208

Brewery — 0.3%
Molson Coors Brewing Co., Class B	8,800	478,104
SABMiller PLC ADR	16,200	370,170

		848,274

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	3,500	83,090

Building Products-Cement — 0.1%
CRH PLC ADR	17,000	485,180

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	4,900	39,788

Building-MobileHome/Manufactured Housing — 0.0%
Monaco Coach Corp.	8,000	24,320

Building-Residential/Commercial — 0.0%
KB Home	600	10,158

Cable TV — 0.1%
Time Warner Cable, Inc.†	10,540	279,099

Cellular Telecom — 0.3%
China Mobile, Ltd. ADR	100	6,695
NII Holdings, Inc.†	550	26,120
Vodafone Group PLC ADR	29,625	872,752

		905,567

Chemicals-Diversified — 0.3%
Bayer AG ADR	3,000	250,800
Celanese Corp., Class A	6,000	273,960
E.I. du Pont de Nemours & Co.	9,400	403,166
Rockwood Holdings, Inc.†	400	13,920

		941,846

Chemicals-Specialty — 0.2%
Cabot Corp.	10,200	247,962
Lubrizol Corp.	6,900	319,677
OM Group, Inc.†	2,400	78,696
Symyx Technologies, Inc.†	1,000	6,980

		653,315

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	65,637

Coatings/Paint — 0.1%
RPM International, Inc.	3,200	65,920
Valspar Corp.	7,600	143,716

		209,636

Commercial Services — 0.2%
Alliance Data Systems Corp.†	6,500	367,575
Steiner Leisure, Ltd.†	3,300	93,555
Weight Watchers International, Inc.	6,300	224,343

		685,473

Commercial Services-Finance — 1.0%
Mastercard, Inc., Class A	6,700	1,778,984
The Western Union Co.	30,000	741,600
Visa, Inc., Class A†	8,800	715,528

		3,236,112

Computer Aided Design — 0.0%
Ansys, Inc.†	2,100	98,952
Autodesk, Inc.†	900	30,429

		129,381

Computers — 2.3%
Apple, Inc.†	17,400	2,913,456
Hewlett-Packard Co.	80,400	3,554,484
International Business Machines Corp.	2,000	237,060
Research In Motion Ltd.†	9,400	1,098,860

		7,803,860

Computers-Integrated Systems — 0.0%
Diebold, Inc.	3,200	113,856
Echelon Corp.†	1,738	18,944

		132,800

Computers-Memory Devices — 0.1%
NetApp, Inc.†	10,500	227,430

Computers-Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	3,955	57,743

Consulting Services — 0.0%
FTI Consulting, Inc.†	1,000	68,460
Huron Consulting Group, Inc.†	1,200	54,408

		122,868

Consumer Products-Misc. — 0.2%
Clorox Co.	3,100	161,820
Jarden Corp.†	8,500	155,040
Kimberly-Clark Corp.	4,200	251,076
Tupperware Brands Corp.	2,500	85,550

		653,486

Containers-Metal/Glass — 0.1%
Owens-Illinois, Inc.†	6,000	250,140

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,000	64,530

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	31,300	1,127,426
Bare Escentuals, Inc.†	985	18,449
Chattem, Inc.†	1,200	78,060
Colgate-Palmolive Co.	550	38,005

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries (continued)

Procter & Gamble Co.	15,400	$936,474
The Estee Lauder Cos., Inc., Class A	6,400	297,280

		2,495,694

Data Processing/Management — 0.2%
Automatic Data Processing, Inc.	5,600	234,640
Fidelity National Information Services, Inc.	7,293	269,185

		503,825

Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	7,500	87,300

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,200	56,936

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	3,600	96,912
OraSure Technologies, Inc.†	3,992	14,930

		111,842

Dialysis Centers — 0.1%
DaVita, Inc.†	1,500	79,695
Fresenuis Medical Care AG ADR	4,600	252,494

		332,189

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	500	43,975

Distribution/Wholesale — 0.1%
Building Materials Holding Corp.	700	1,239
Genuine Parts Co.	8,337	330,812

		332,051

Diversified Manufacturing Operations — 1.1%
Barnes Group, Inc.	2,100	48,489
Dover Corp.	7,900	382,123
General Electric Co.	42,800	1,142,332
Honeywell International, Inc.	12,100	608,388
Parker Hannifin Corp.	4,400	313,808
Siemens AG ADR	4,000	440,520
Teleflex, Inc.	4,258	236,702
Tomkins PLC ADR	20,000	242,000
Tyco International, Ltd.	5,800	232,232

		3,646,594

Diversified Minerals — 0.6%
Anglo American PLC ADR	16,835	596,801
BHP Billiton, Ltd. ADR	15,000	1,277,850

		1,874,651

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	10,000	733,300
Blue Nile, Inc.†	587	24,959

		758,259

E-Commerce/Services — 0.3%
eBay, Inc.†	33,700	921,021

Electric Products-Misc. — 0.6%
Emerson Electric Co.	31,900	1,577,455
Hitachi, Ltd. ADR	6,000	430,080

		2,007,535

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	6,000	241,380
DTE Energy Co.	5,800	246,152
E.ON AG ADR	8,500	569,500
Edison International	6,650	341,677
Enel SpA ADR	8,000	436,582
FPL Group, Inc.	10,700	701,706
Great Plains Energy, Inc.	2,300	58,144
Integrys Energy Group, Inc.	1,300	66,079
International Power PLC ADR	4,000	343,000
Northeast Utilities	9,400	239,982
Pepco Holdings, Inc.	3,400	87,210
PG&E Corp.	11,400	452,466
Progress Energy, Inc.	13,100	547,973
SCANA Corp.	2,200	81,400
Wisconsin Energy Corp.	5,700	257,754
Xcel Energy, Inc.	16,100	323,127

		4,994,132

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL	103,000	63,152
Gentex Corp.	4,100	59,204
Nam Tai Electronics, Inc.	5,300	69,324
Technitrol, Inc.	2,600	44,174

		235,854

Electronic Components-Semiconductors — 1.2%
Intel Corp.	66,000	1,417,680
Lattice Semiconductor Corp.†	100	313
LSI Logic Corp.†	3,532	21,687
MEMC Electronic Materials, Inc.†	24,000	1,476,960
Microchip Technology, Inc.	18,200	555,828
NVIDIA Corp.†	15,150	283,608
ON Semiconductor Corp.†	3,500	32,095
Pixelworks, Inc.†	666	1,172
QLogic Corp.†	2,900	42,311
Supertex, Inc.†	300	7,002
Xilinx, Inc.	7,000	176,750
Zoran Corp.†	3,000	35,100

		4,050,506

Electronic Design Automation — 0.0%
Ansoft Corp.†	1,700	61,880
Magma Design Automation, Inc.†	5,200	31,564

		93,444

Electronic Forms — 0.2%
Adobe Systems, Inc.†	13,408	528,141

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.†	500	20,285
Itron, Inc.†	950	93,432
Trimble Navigation, Ltd.†	1,800	64,260

		177,977

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	8,700	267,264

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	5,600	508,872

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	3,800	1,036,716

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR†	20,000	$566,400
Jacobs Engineering Group, Inc.†	3,513	283,499

		849,899

Enterprise Software/Service — 0.3%
BMC Software, Inc.†	8,500	306,000
Informatica Corp.†	9,900	148,896
Omnicell, Inc.†	3,812	50,242
Oracle Corp.†	5,600	117,600
SAP AG ADR	6,300	328,293
Sybase, Inc.†	1,400	41,188

		992,219

Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,474	65,490

Finance-Investment Banker/Broker — 1.4%
Investment Technology Group, Inc.†	1,200	40,152
JPMorgan Chase & Co.	60,200	2,065,462
Nomura Holdings, Inc. ADR	30,000	442,500
The Charles Schwab Corp.	15,000	308,100
The Goldman Sachs Group, Inc.	10,700	1,871,430

		4,727,644

Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	5,600	148,680

Food-Confectionery — 0.5%
WM Wrigley Jr. Co.	21,000	1,633,380

Food-Dairy Products — 0.0%
Dean Foods Co.†	3,800	74,556

Food-Misc. — 0.8%
B&G Foods, Inc.(2)	5,400	91,800
Cadbury PLC ADR	5,200	261,664
ConAgra Foods, Inc.	9,300	179,304
General Mills, Inc.	2,800	170,156
H.J. Heinz Co.	4,600	220,110
Kraft Foods, Inc., Class A	15,990	454,915
Nestle SA ADR	5,400	609,390
Ralcorp Holdings, Inc.†	300	14,832
Unilever PLC ADR	14,500	411,945
Zhongpin, Inc.†	10,000	125,000

		2,539,116

Food-Retail — 0.4%
Dairy Farm International Holdings, Ltd. ADR	2,528	60,672
Safeway, Inc.	29,300	836,515
Tesco PLC ADR	14,700	324,135
The Kroger Co.	2,500	72,175

		1,293,497

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc.	2,000	53,340

Forestry — 0.3%
Plum Creek Timber Co., Inc.	4,000	170,840
Weyerhaeuser Co.	12,800	654,592

		825,432

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,200	25,680

Gas-Distribution — 0.3%
Energen Corp.	3,000	234,090
Energy Savings Income Fund	3,300	45,631
Sempra Energy	12,300	694,335
Vectren Corp.	2,600	81,146

		1,055,202

Health Care Cost Containment — 0.1%
McKesson Corp.	7,200	402,552

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,200	32,376

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	10,100	80,497
Starwood Hotels & Resorts Worldwide, Inc.	900	36,063

		116,560

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,248	38,036
Resources Connection, Inc.	1,964	39,968
Robert Half International, Inc.	1,500	35,955

		113,959

Import/Export — 0.4%
Mitsubishi Corp. ADR	21,000	1,380,750

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,800	153,140

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	500	10,540

Instruments-Scientific — 0.7%
Applied Biosystems, Inc.	2,000	66,960
Dionex Corp.†	2,291	152,054
FEI Co.†	3,300	75,174
Thermo Fisher Scientific, Inc.†	33,800	1,883,674
Varian, Inc.†	2,200	112,332
Waters Corp.†	100	6,450

		2,296,644

Insurance Broker — 0.0%
Arthur J. Gallagher & Co.	2,600	62,660

Insurance-Life/Health — 0.3%
Lincoln National Corp.	6,700	303,644
StanCorp Financial Group, Inc.	4,900	230,104
Unum Group	17,000	347,650

		881,398

Insurance-Multi-line — 1.3%
ACE, Ltd.	16,500	908,985
Allianz SE ADR	12,000	209,400
Allstate Corp.	8,976	409,216
AXA SA ADR	19,000	558,980
Hartford Financial Services Group, Inc.	6,400	413,248
HCC Insurance Holdings, Inc.	6,728	142,230
MetLife, Inc.	16,600	875,982
United Fire & Casualty Co.	2,100	56,553
Zurich Financial Services AG ADR	28,000	711,200

		4,285,794

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 0.3%
Amtrust Financial Services, Inc.	5,400	$68,040
Chubb Corp.	4,000	196,040
Fidelity National Financial, Inc., Class A	19,355	243,873
Mercury General Corp.	900	42,048
Safety Insurance Group, Inc.	1,600	57,040
The Travelers Cos., Inc.	8,000	347,200
Zenith National Insurance Corp.	2,500	87,900

		1,042,141

Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	25,000	1,137,250
Axis Capital Holdings, Ltd.	4,500	134,145
Max Re Capital, Ltd.	8,800	187,704

		1,459,099

Internet Application Software — 0.0%
Art Technology Group, Inc.†	12,441	39,811
Vocus, Inc.†	2,500	80,425

		120,236

Internet Security — 0.1%
McAfee, Inc.†	4,500	153,135
Symantec Corp.†	8,300	160,605
VeriSign, Inc.†	800	30,240

		343,980

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	900	39,663

Investment Companies — 0.1%
American Capital Strategies, Ltd.	12,664	301,023
Apollo Investment Corp.	6,400	91,712
MCG Capital Corp.	6,400	25,472

		418,207

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	8,212	449,032
Franklin Resources, Inc.	9,700	889,005

		1,338,037

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	14,170
Rofin-Sinar Technologies, Inc.†	1,800	54,360

		68,530

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,875	383,662

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.†	2,100	67,494
Caterpillar, Inc.	8,000	590,560

		658,054

Machinery-Farming — 0.4%
Deere & Co.	18,000	1,298,340

Machinery-General Industrial — 0.1%
IDEX Corp.	850	31,314
Middleby Corp.†	1,000	43,910
The Manitowoc Co., Inc.	5,600	182,168
Wabtec Corp.	2,100	102,102

		359,494

Machinery-Material Handling — 0.0%
Cascade Corp.	800	33,856

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,400	41,592
IMS Health, Inc.	9,701	226,033

		267,625

Medical Instruments — 0.5%
Beckman Coulter, Inc.	400	27,012
Edwards Lifesciences Corp.†	2,500	155,100
Intuitive Surgical, Inc.†	5,000	1,347,000
St. Jude Medical, Inc.†	5,000	204,400
Techne Corp.†	700	54,173

		1,787,685

Medical Labs & Testing Services — 0.2%
CML Healthcare Income Fund	5,600	78,258
Covance, Inc.†	3,200	275,264
Laboratory Corp. of America Holdings†	2,000	139,260

		492,782

Medical Products — 0.5%
Baxter International, Inc.	18,900	1,208,466
Genomic Health, Inc.†	2,800	53,620
Johnson & Johnson	1,100	70,774
Mentor Corp.	1,900	52,858
Stryker Corp.	300	18,864
Varian Medical Systems, Inc.†	3,100	160,735
Zoll Medical Corp.†	3,000	101,010

		1,666,327

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	2,000	94,320
Genentech, Inc.†	9,150	694,485
Genzyme Corp.†	10,000	720,200
Gilead Sciences, Inc.†	55,600	2,944,020
Martek Biosciences Corp.†	1,600	53,936

		4,506,961

Medical-Drugs — 1.8%
Abbott Laboratories	8,150	431,705
Allergan, Inc.	5,236	272,534
AstraZeneca PLC ADR	8,700	370,011
Biovail Corp.	3,900	37,635
Bristol-Myers Squibb Co.	38,900	798,617
Eli Lilly & Co.	8,200	378,512
GlaxoSmithKline PLC ADR	6,500	287,430
Merck & Co., Inc.	13,800	520,122
Novartis AG ADR	12,200	671,488
PharMerica Corp.†	1	23
Roche Holding AG ADR	7,400	668,368
Sanofi-Aventis ADR	3,900	129,597
Schering-Plough Corp.	18,300	360,327
Sciele Pharma, Inc.	4,000	77,400
Shire PLC ADR	3,500	171,955
ViroPharma, Inc.†	1,000	11,060
Wyeth	18,300	877,668

		6,064,452

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Generic Drugs — 0.6%
Mylan, Inc.†	11,400	$137,598
Teva Pharmaceutical Industries, Ltd. ADR	34,600	1,584,680
Watson Pharmaceuticals, Inc.†	7,700	209,209

		1,931,487

Medical-HMO — 0.2%
Aetna, Inc.	13,800	559,314
Health Net, Inc.†	900	21,654

		580,968

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,400	341,388

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†	5,400	72,468
Sun Healthcare Group, Inc.†	1,100	14,729

		87,197

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,400	70,588

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,300	51,987

Metal Processors & Fabrication — 0.1%
Dynamic Materials Corp.	800	26,360
Precision Castparts Corp.	1,200	115,644
Sims Group, Ltd.	3,400	135,885

		277,889

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,000	53,530

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,300	269,537

Mining — 0.0%
Dominion Mining Ltd.	17,600	56,522

Miscellaneous Manufacturing — 0.0%
Arctic Glacier Income Fund	6,900	66,720

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	11,047	400,564

Multimedia — 0.4%
The Walt Disney Co.	31,100	970,320
WPP Group PLC ADR	4,500	215,190

		1,185,510

Networking Products — 0.8%
Cisco Systems, Inc.†	106,400	2,474,864
Juniper Networks, Inc.†	9,000	199,620
Polycom, Inc.†	1,200	29,232

		2,703,716

Non-Ferrous Metals — 0.0%
Minara Resources, Ltd.	10,335	32,200

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	4,500	56,790
Republic Services, Inc.	12,050	357,885
Waste Connections, Inc.†	2,400	76,632
Waste Management, Inc.	10,000	377,100

		868,407

Office Automation & Equipment — 0.1%
Ricoh Co., Ltd. ADR	2,000	181,500

Office Furnishings-Original — 0.1%
HNI Corp.	9,700	171,302

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	200	8,786

Oil & Gas Drilling — 0.2%
Nabors Industries, Ltd.†	11,758	578,846

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	3,000	224,520
Apache Corp.	4,450	618,550
Berry Petroleum Co., Class A	5,100	300,288
Cimarex Energy Co.	3,900	271,713
Daylight Resources Trust	9,400	111,995
Devon Energy Corp.	22,500	2,703,600
Enerplus Reserve Fund(2)	8,800	406,912
Harvest Energy Trust (New York shares)	3,600	81,065
Harvest Energy Trust (Toronto shares)	800	19,417
Noble Energy, Inc.	730	73,409
Occidental Petroleum Corp.	30,000	2,695,800
Penn West Energy Trust(2)	9,300	314,712
Petroquest Energy, Inc.†	5,500	147,950
Rosetta Resources, Inc.†	5,500	156,750
St. Mary Land & Exploration Co.	1,400	90,496
Talisman Energy, Inc.	19,300	427,109
Vermilion Energy Trust	2,700	117,167
Zargon Energy Trust	2,500	63,377

		8,824,830

Oil Companies-Integrated — 2.1%
BG Group PLC ADR	5,000	650,287
BP PLC ADR	6,000	417,420
Chevron Corp.	9,892	980,594
ENI SPA ADR	11,200	831,376
Exxon Mobil Corp.	13,700	1,207,381
Hess Corp.	7,000	883,330
Marathon Oil Corp.	7,700	399,399
Repsol YPF SA ADR	12,200	479,094
Royal Dutch Shell PLC ADR	7,000	571,970
Total SA ADR	8,000	682,160

		7,103,011

Oil Field Machinery & Equipment — 0.6%
National-Oilwell Varco, Inc.†	22,000	1,951,840

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	2,080	49,733
Valero Energy Corp.	2,500	102,950

		152,683

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil-Field Services — 0.4%
Matrix Service Co.†	3,400	$78,404
Schlumberger, Ltd.	900	96,687
Transocean, Inc.†	7,801	1,188,794

		1,363,885

Optical Supplies — 0.3%
Alcon, Inc.	6,500	1,058,135

Paper & Related Products — 0.1%
Canfor Pulp Income Fund	8,400	96,711
Kimberly-Clark de Mexico SAB de CV ADR	3,200	64,160

		160,871

Pharmacy Services — 0.5%
Express Scripts, Inc.†	23,500	1,473,920
Medco Health Solutions, Inc.†	3,800	179,360

		1,653,280

Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	1,300	63,999

Pipelines — 0.2%
Enterprise Productions Partners LP	4,300	127,022
Kinder Morgan Energy Partners LP	5,600	312,088
ONEOK, Inc.	1,500	73,245
Spectra Energy Corp.	6,700	192,558

		704,913

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,200	47,844

Private Corrections — 0.0%
Geo Group, Inc.†	4,000	90,000

Publishing-Newspapers — 0.0%
GateHouse Media, Inc.	10,000	24,600
McClatchy Co., Class A	561	3,804

		28,404

Radio — 0.0%
Entercom Communications Corp., Class A	9,600	67,392

Real Estate Investment Trusts — 2.9%
Acadia Realty Trust	1,500	34,725
Alexandria Real Estate Equities, Inc.	4,500	438,030
AMB Property Corp.	9,001	453,471
American Campus Communities, Inc.	2,000	55,680
Ashford Hospitality Trust, Inc.	13,100	60,522
AvalonBay Communities, Inc.	3,500	312,060
Boston Properties, Inc.	4,700	424,034
BRE Properties, Inc., Class A	1,400	60,592
DiamondRock Hospitality Co.	2,400	26,136
Digital Realty Trust, Inc.	3,800	155,458
Douglas Emmett, Inc.	4,300	94,471
EastGroup Properties, Inc.	600	25,740
Entertainment Properties Trust	5,100	252,144
Equity Lifestyle Properties, Inc.	1,400	61,600
Equity One, Inc.	2,700	55,485
Equity Residential	5,500	210,485
Essex Property Trust, Inc.	2,400	255,600
Federal Realty Investment Trust	4,000	276,000
General Growth Properties, Inc.	6,300	220,689
HCP, Inc.	6,915	219,966
Health Care REIT, Inc.	3,800	169,100
Hospitality Properties Trust	1,600	39,136
Host Hotels & Resorts, Inc.	22,900	312,585
iStar Financial, Inc.	3,800	50,198
Kimco Realty Corp.	10,381	358,352
Medical Properties Trust, Inc.	6,300	63,756
Mid-America Apartment Communities, Inc.	2,300	117,392
National Retail Properties, Inc.	9,500	198,550
Nationwide Health Properties, Inc.	36,400	1,146,236
Omega Healthcare Investors, Inc.	10,800	179,820
ProLogis	14,800	804,380
Public Storage, Inc.	5,800	468,582
Saul Centers, Inc.	1,000	46,990
Simon Property Group, Inc.	9,400	844,966
Sunstone Hotel Investors, Inc.	3,000	49,800
Tanger Factory Outlet Centers, Inc.	4,900	176,057
Taubman Centers, Inc.	2,400	116,760
Ventas, Inc.	6,500	276,705
Vornado Realty Trust	5,400	475,200
Washington Real Estate Investment Trust	1,800	54,090

		9,641,543

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	200	3,840

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc. Class A	24,000	780,960

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,400	70,920

Rental Auto/Equipment — 0.0%
Aaron Rents, Inc.	4,235	94,568
McGrath RentCorp	2,300	56,557

		151,125

Research & Development — 0.0%
Parexel International Corp.†	1,500	39,465

Respiratory Products — 0.0%
ResMed, Inc.†	1,400	50,036

Retail-Apparel/Shoe — 0.4%
Columbia Sportswear Co.	700	25,725
Guess?, Inc.	20,000	749,000
Gymboree Corp.†	1,600	64,112
J Crew Group, Inc.†	2,800	92,428
Men’s Wearhouse, Inc.	2,800	45,612
Nordstrom, Inc.	5,323	161,287
Phillips-Van Heusen Corp.	2,200	80,564
Ross Stores, Inc.	1,100	39,072

		1,257,800

Retail-Automobile — 0.0%
Copart, Inc.†	2,500	107,050

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	4,000	161,600

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 1.1%
Costco Wholesale Corp.	5,200	$364,728
TJX Cos., Inc.	7,000	220,290
Wal-Mart Stores, Inc.	52,600	2,956,120

		3,541,138

Retail-Drug Store — 0.3%
CVS Caremark Corp.	21,035	832,355

Retail-Jewelry — 0.1%
Signet Group PLC ADR	10,000	99,600
Tiffany & Co.	7,400	301,550

		401,150

Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	7,200	261,288
Saks, Inc.†	48,800	535,824

		797,112

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	84,106

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	13,600	264,112

Retail-Restaurants — 0.9%
Ark Restaurants Corp.	2,400	62,184
Jack in the Box, Inc.†	700	15,687
McCormick & Schmick’s Seafood Restaurants, Inc.†	400	3,856
McDonald’s Corp.	47,800	2,687,316
Papa John’s International, Inc.†	1,498	39,832
Starbucks Corp.†	7,900	124,346

		2,933,221

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	3,300	69,630

Rubber-Tires — 0.2%
Continental AG ADR	4,800	491,520

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	9,000	150,120
Washington Federal, Inc.	26,825	485,532

		635,652

Schools — 0.1%
DeVry, Inc.	2,400	128,688
ITT Educational Services, Inc.†	2,500	206,575

		335,263

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	600	35,676

Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor Corp.†	1,500	37,125
Emulex Corp.†	5,300	61,745
Exar Corp.†	300	2,262
Linear Technology Corp.	1,700	55,369
Maxim Integrated Products, Inc.	4,400	93,060
Taiwan Semiconductor Manufacturing Co., Ltd. ADR†	46,600	508,406

		757,967

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	33,600	641,424
ATMI, Inc.†	3,400	94,928
KLA-Tencor Corp.	900	36,639
Lam Research Corp.†	4,300	155,445
Novellus Systems, Inc.†	1,200	25,428

		953,864

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	600	33,480

Steel-Producers — 0.7%
ArcelorMittal	10,000	990,700
POSCO ADR	3,500	454,230
Reliance Steel & Aluminum Co.	900	69,381
Schnitzer Steel Industries, Inc, Class A	2,950	338,070
United States Steel Corp.	2,400	443,472

		2,295,853

Telecom Services — 0.1%
Cbeyond, Inc.†	1,700	27,234
Embarq Corp.	2,800	132,356
Iowa Telecommunications Services, Inc.	3,900	68,679
Telus Corp.	4,129	166,523
USA Mobility, Inc.†	6,800	51,340

		446,132

Telecommunication Equipment — 0.0%
CommScope, Inc.†	1,500	79,155
Vtech Holdings, Ltd. ADR	900	53,910

		133,065

Telephone-Integrated — 1.3%
AT&T, Inc.	36,300	1,222,947
BT Group PLC ADR	5,400	214,542
CenturyTel, Inc.	9,100	323,869
France Telecom SA ADR	8,000	237,040
Nippon Telegraph & Telephone Corp. ADR	18,500	449,550
Royal KPN NV ADR	12,000	204,600
Telefonica SA ADR	6,000	477,480
Telstra Corp., Ltd. ADR	4,800	96,720
Verizon Communications, Inc.	29,300	1,037,220
Windstream Corp.	19,353	238,816

		4,502,784

Television — 0.1%
CBS Corp., Class B	20,500	399,545

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	68,510

Therapeutics — 0.0%
Amylin Pharmaceuticals, Inc.†	1,000	25,390
CV Therapeutics, Inc.†	2,700	22,221
Dendreon Corp.†	2,300	10,235
Medarex, Inc.†	4,200	27,762

		85,608

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Tobacco — 0.5%
British American Tobacco PLC ADR	5,000	$346,250
Imperial Tobacco Group PLC ADR	5,600	415,800
Lorillard, Inc.†	4,600	318,136
Philip Morris International, Inc.	10,500	518,595

		1,598,781

Tools-Hand Held — 0.1%
Makita Corp. ADR	6,000	245,760

Toys — 0.5%
Hasbro, Inc.	11,900	425,068
Mattel, Inc.	48,900	837,168
Nintendo Co., Ltd. ADR	6,700	467,995

		1,730,231

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,500	50,750

Transport-Marine — 0.1%
A/S Dampskibsselskabet Torm ADR	1,900	66,519
Alexander & Baldwin, Inc.	1,200	54,660
Tidewater, Inc.	4,200	273,126

		394,305

Transport-Rail — 0.5%
Norfolk Southern Corp.	6,900	432,423
Union Pacific Corp.	18,400	1,389,200

		1,821,623

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	5,400	232,200
Pacer International, Inc.	3,900	83,889

		316,089

Travel Service — 0.0%
Ambassadors Group, Inc.	2,300	34,316

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,300	92,433

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	86,479

Water — 0.0%
California Water Service Group	1,100	36,047

Web Portals/ISP — 0.7%
Google, Inc., Class A†	4,250	2,237,285
Yahoo!, Inc.†	2,200	45,452

		2,282,737

Wire & Cable Products — 0.0%
General Cable Corp.†	900	54,765

Wireless Equipment — 0.5%
Nokia Oyj ADR	57,000	1,396,500
QUALCOMM, Inc.	900	39,933
ViaSat, Inc.†	3,000	60,630

		1,497,063

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	690	5,900

Total Common Stock (cost $193,618,667)		198,348,429

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 2)

EXCHANGE TRADED FUNDS — 0.0%
Index Fund — 0.0%
iShares Russell 3000 Index Fund (cost $23,224)	300	22,470

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$1,067,106	1,026,784
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33(3)	125,316	121,766
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	296,722	297,004
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	676,182	653,361
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,500,000	1,419,113
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	896,866	839,131
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	346,715	337,145
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19(3)	881,026	844,683
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	883,651
WFS Financial Owner Trust, Series 2004-3, Class A4 3.93% due 02/17/12(3)	109,238	109,271

Total Asset Backed Securities (cost $6,758,693)		6,531,909

CORPORATE BONDS & NOTES — 8.7%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Notes 6.15% due 09/01/36	500,000	494,669

Agricultural Operations — 0.2%
Cargill Inc Notes 5.20% due 01/22/13*	500,000	495,201

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Pass Through Certs. Series 96-1 8.97% due 01/02/15(1)(4)	26,006	3

Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	150,000	149,564

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	$500,000	$484,154
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	728,245

		1,212,399

Cable TV — 0.3%
FrontierVision Operating Partnership LP
Senior Sub. Notes 11.00% due 09/15/07†(1)(4)	500,000	0
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	536,654
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	460,501

		997,155

Casino Services — 0.3%
OED Corp. / Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	1,137,500

Consumer Products-Misc. — 0.1%
Clorox Co. Senior Notes 5.00% due 03/01/13	250,000	245,708

Electric-Integrated — 1.7%
Alabama Power Co Senior Notes 4.85% due 12/15/12	100,000	100,450
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	507,763
Illinois Power Co. 1st Mtg. Notes 7.50% due 06/15/09	670,000	681,464
Metropolitan Edison Co. Sec. Notes 4.95% due 03/15/13	500,000	490,811
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	932,500
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	495,807
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	866,588
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	500,000	498,271
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	499,546
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	487,558
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	250,125

		5,810,883

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22 †(1)(4)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(1)(4)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	99,704

Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	500,000	502,210

Finance-Investment Banker/Broker — 1.1%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,180,000	1,092,874
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	504,411
Legg Mason, Inc. Senior Notes 6.75% due 07/02/08	500,000	500,000
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	996,341
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	439,899

		3,533,525

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	304,000	307,998

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	241,910

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc. Notes 6.25% due 07/15/08	225,000	225,237
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,552,993

		1,778,230

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Multimedia — 0.5%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	$1,500,000	$1,581,154
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	150,944

		1,732,098

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	763,125
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	522,290

		1,285,415

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 6.25% due 04/15/12	595,000	625,239

Oil Refining & Marketing — 0.3%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	1,000,000	950,000

Pipelines — 0.8%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,500,000	1,524,862
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	558,353
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	540,087

		2,623,302

Publishing-Books — 0.3%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,047,278

Quarrying — 0.0%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	148,939

Real Estate Investment Trusts — 0.5%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	694,105
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	975,151

		1,669,256

Real Estate Operations & Development — 0.0%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	146,316

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	125,000	100,000

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	213,125

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	301,637

Telecom Services — 0.3%
Qwest Corp. Notes 8.88% due 03/15/12	1,000,000	1,020,000

Telephone-Integrated — 0.0%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	149,480

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	250,504

Total Corporate Bonds & Notes (cost $29,578,716)		29,269,248

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	503,125

Oil Companies-Integrated — 0.3%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	933,304

Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Notes 8.00% due 06/15/10	1,000,000	1,057,890
Royal KPN NV Senior Notes 8.00% due 10/01/10	500,000	529,019

		1,586,909

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 4.25% due 08/01/09	500,000	499,205

Total Foreign Corporate Bonds & Notes (cost $3,522,001)		3,522,543

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $685,144)	791,000	878,406

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES — 18.9%
Federal Farm Credit Bank — 0.5%
2.88% due 08/04/10	$500,000	$495,909
3.45% due 01/11/10	1,000,000	1,007,948

		1,503,857

Federal Home Loan Bank — 0.5%
4.63% due 10/10/12	750,000	768,167
5.25% due 08/05/09	1,000,000	1,024,937

		1,793,104

Federal Home Loan Mtg. Corp. — 9.3%
4.13% due 07/12/10	1,000,000	1,017,603
4.50% due 01/01/19	736,025	719,557
4.50% due 07/01/19	859,728	838,343
4.50% due 06/01/35	1,220,807	1,133,467
5.00% due 06/01/33	527,302	509,016
5.00% due 08/01/33	1,433,872	1,383,375
5.00% due 05/01/34	2,303,531	2,218,632
5.00% due 04/01/35	722,883	696,241
5.00% due 10/01/35	831,216	799,283
5.00% due 02/01/36	666,775	641,159
5.50% due 11/01/17	188,445	190,979
5.50% due 01/01/18	248,861	252,208
5.50% due 11/01/18	384,905	390,141
5.50% due 07/01/19	415,580	421,716
5.50% due 05/01/31	226,031	224,159
5.50% due 11/01/32	590,037	584,966
5.50% due 04/01/33	897,921	890,611
5.50% due 08/01/33	462,394	459,217
5.50% due 12/01/33	762,313	755,285
5.50% due 01/01/34	1,578,956	1,561,439
5.50% due 11/01/34	921,289	911,068
5.50% due 09/01/35	916,549	905,522
5.50% due 01/01/36	780,569	771,177
5.50% due 04/01/36	819,812	808,924
6.00% due 04/01/17	147,476	151,440
6.00% due 05/01/17	258,775	265,731
6.00% due 09/15/29	434,642	447,217
6.00% due 05/01/31	128,169	130,490
6.00% due 09/01/32	73,122	74,354
6.00% due 12/01/33	517,476	526,504
6.00% due 05/01/34	561,961	569,853
6.00% due 01/01/35	1,119,340	1,132,994
6.00% due 06/01/38	3,400,000	3,438,184
6.04% due 03/01/37(5)	899,815	918,308
6.50% due 02/01/14	84,344	87,765
6.50% due 01/01/32	238,927	248,519
7.00% due 02/01/15	20,741	21,750
7.00% due 03/01/15	56,813	59,613
7.00% due 06/01/15	21,643	22,736
7.00% due 12/01/15	6,203	6,516
7.00% due 03/01/16	52,573	55,227
7.00% due 02/01/27	47,137	49,959
7.00% due 05/01/30	96	102
7.00% due 01/01/32	60,928	64,340
7.50% due 12/01/30	79,642	86,035
7.50% due 01/01/31	85,646	92,521
7.50% due 02/01/31	14,645	15,821
8.00% due 08/01/30	13,858	15,011
REMIC
Series 3228, Class PH
5.50% due 04/15/27(3)	594,496	606,558
Series 3200, Class GA
5.50% due 10/15/27(3)	369,741	377,210
Series 2981, Class PC
5.50% due 10/15/31(3)	2,000,000	2,025,204
Series 2808, Class PG
5.50% due 04/15/33(3)	600,000	601,534
Series 2449, Class ND
6.50% due 05/15/30(3)	150,942	151,661

		31,327,245

Federal National Mtg. Assoc. — 7.3%
4.25% due 05/15/09	500,000	505,976
4.50% due 12/01/18	483,103	472,752
4.50% due 11/01/19	899,374	877,283
4.75% due 11/19/12	750,000	771,486
5.00% due 01/01/18	736,001	735,073
5.00% due 06/01/18	771,436	770,828
5.00% due 10/01/18	535,958	535,438
5.00% due 12/01/19	747,989	745,176
5.00% due 04/01/34	1,220,724	1,176,115
5.00% due 06/01/34	789,000	760,167
5.50% due 01/01/17	302,444	308,730
5.50% due 02/01/33	907,312	902,468
5.50% due 05/01/33	430,377	427,241
5.50% due 06/01/33	762,979	757,448
5.50% due 02/01/34	1,325,263	1,308,108
5.50% due 04/01/34	351,395	347,765
5.50% due 08/01/34	521,799	514,935
5.50% due 09/01/34	1,052,131	1,038,318
5.50% due 01/01/35	684,853	677,777
5.50% due 02/01/35	667,668	660,144
5.50% due 03/01/35	882,100	872,986
6.00% due 08/01/18	66,555	68,130
6.00% due 10/01/22	343,974	351,263
6.00% due 05/01/31	228,812	232,668
6.00% due 08/01/31	385,264	391,758
6.00% due 04/01/32	221,537	224,994
6.00% due 01/01/34	435,897	442,291
6.00% due 09/01/34	638,829	647,002
6.00% due 10/01/35	662,521	669,961
6.00% due 04/01/37	891,163	900,146
6.25% due 02/01/11	1,000,000	1,048,545
6.50% due 06/01/19	52,202	54,328
6.50% due 09/01/24	108,997	112,652
6.50% due 09/01/25	19,012	19,796
6.50% due 11/01/25	34,653	36,082
6.50% due 05/01/26	26,815	27,921
6.50% due 11/01/27	1,361	1,416
6.50% due 07/01/29	225,611	234,415
6.50% due 07/01/31	11,016	11,443
6.50% due 01/01/32	50,680	52,643
6.50% due 03/01/32	281,316	292,079
6.50% due 04/01/32	376,422	390,766
6.50% due 12/01/32	133,270	138,349
6.50% due 07/01/34	268,724	278,363
7.00% due 05/01/15	2,181	2,287

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

7.00% due 12/01/15	$3,700	$3,881
7.00% due 01/01/16	49,499	51,910
7.00% due 04/01/16	17,731	18,589
7.00% due 05/01/29	32,380	34,237
7.00% due 09/01/29	8,909	9,424
7.00% due 12/01/29	3,358	3,551
7.00% due 01/01/31	13,280	14,033
7.00% due 07/01/31	47,838	50,556
7.50% due 02/01/16	192,931	203,528
7.50% due 11/01/30	63,890	67,416
7.50% due 01/01/31	179,001	192,755
7.50% due 02/01/31	32,333	34,808
7.50% due 03/01/31	50,242	53,024
8.00% due 01/01/16	293,771	309,980
REMIC Series 2007-79, Class MD
5.50% due 12/25/35(3)	1,000,000	987,074
Series 1993-248, Class SA
5.68% due 08/25/23(3)(5)	203,604	198,616
Series 2002-16, Class TM
7.00% due 04/25/32(3)	539,210	568,206

		24,597,100

Government National Mtg. Assoc. — 1.3%
5.50% due 07/20/33	662,480	659,317
5.50% due 02/20/34	471,125	468,938
5.50% due 03/20/34	446,500	444,427
6.00% due 05/20/32	188,905	192,221
6.00% due 07/20/33	379,041	386,449
6.00% due 08/15/34	720,047	733,155
6.50% due 11/15/23	99,437	103,371
6.50% due 12/15/23	345,412	359,077
6.50% due 02/15/24	87,155	90,603
6.50% due 03/20/27	8,633	8,959
6.50% due 04/20/27	44,073	45,738
6.50% due 07/15/32	128,134	133,043
6.50% due 04/20/34	243,594	251,730
7.00% due 12/15/22	20,315	21,673
7.00% due 05/15/23	5,682	6,066
7.00% due 06/15/23	8,547	9,125
7.00% due 12/15/23	18,261	19,490
7.00% due 04/15/28	14,432	15,389
7.50% due 08/15/30	16,715	17,979
7.50% due 09/15/30	8,381	9,015
7.50% due 11/15/30	47,136	50,701
7.50% due 01/15/31	26,262	28,237
REMIC Series 2002-70, Class PA 4.50% due 08/20/32(3)	94,186	92,223

		4,146,926

Total U.S. Government Agencies (cost $63,820,938)		63,368,232

U.S. GOVERNMENT TREASURIES — 4.1%
U.S. Treasury Bonds — 0.8%
4.50% due 02/15/36	1,000,000	992,891
5.00% due 05/15/37	1,500,000	1,612,032

		2,604,923

U.S. Treasury Notes — 3.3%
3.13% due 11/30/09	2,000,000	2,020,782
3.25% due 08/15/08	500,000	500,937
3.50% due 12/15/09	1,000,000	1,015,859
3.63% due 10/31/09	2,000,000	2,033,594
4.00% due 11/15/12	3,000,000	3,100,782
4.25% due 08/15/14	2,000,000	2,089,532
5.13% due 05/15/16	500,000	545,156

		11,306,642

Total U.S. Government Treasuries (cost $13,587,070)		13,911,565

Total Long-Term Investment Securities (cost $311,594,453)		315,852,802

REPURCHASE AGREEMENT — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 1.05%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $18,835,549 and collateralized by $18,900,000 of United States Treasury Notes, bearing interest at 4.13% due 08/15/08 and having an approximate value of $19,213,740 (cost $18,835,000)	18,835,000	18,835,000

TOTAL INVESTMENTS (cost $330,455,136)(6)	99.7%	334,687,802
Other assets less liabilities	0.3	1,056,072

NET ASSETS	100.0%	$335,743,874

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $2,289,480 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Consists of more than one type of securities traded together as a unit.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(6)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.8%
Oil Companies-Integrated	4.7
Oil-Field Services	4.6
Electric-Integrated	4.4
Medical-Biomedical/Gene	3.7
Finance-Investment Banker/Broker	3.6
Computers	3.5
Repurchase Agreement	3.1
Diversified Manufacturing Operations	3.0
Applications Software	2.9
Medical-HMO	2.9
Medical-Drugs	2.8
Banks-Super Regional	2.7
Medical Instruments	2.6
Networking Products	2.5
Machinery-Construction & Mining	2.5
Metal-Diversified	2.3
Retail-Regional Department Stores	2.3
Enterprise Software/Service	2.1
Computers-Memory Devices	2.0
Telephone-Integrated	2.0
Telecom Equipment-Fiber Optics	1.9
Retail-Discount	1.8
Tobacco	1.8
Diversified Minerals	1.7
Investment Management/Advisor Services	1.6
Wireless Equipment	1.5
Cosmetics & Toiletries	1.4
Medical Products	1.3
Web Portals/ISP	1.2
Retail-Office Supplies	1.2
Human Resources	1.2
Beverages-Non-alcoholic	1.1
Electronic Components-Semiconductors	1.1%
Commercial Services-Finance	1.0
Metal-Aluminum	1.0
Retail-Apparel/Shoe	1.0
Electronic Connectors	0.9
Aerospace/Defense	0.8
Agricultural Chemicals	0.8
Insurance-Multi-line	0.7
Pipelines	0.7
Metal Processors & Fabrication	0.7
Banks-Commercial	0.6
Athletic Footwear	0.6
Retail-Drug Store	0.6
Engineering/R&D Services	0.6
Oil Field Machinery & Equipment	0.6
Semiconductor Equipment	0.6
Consulting Services	0.5
Insurance-Property/Casualty	0.5
Oil & Gas Drilling	0.4
Internet Infrastructure Software	0.4
E-Commerce/Services	0.4
Instruments-Scientific	0.3
Transport-Rail	0.3
Medical-Generic Drugs	0.3
Banks-Fiduciary	0.3
Auto-Heavy Duty Trucks	0.3
Machinery-Pumps	0.2
Mining	0.1

100.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	1,100	$108,526

Agricultural Chemicals — 0.8%
Agrium, Inc.	955	102,701

Applications Software — 2.9%
Infosys Technologies, Ltd. ADR	2,000	86,920
Microsoft Corp.	10,810	297,383

		384,303

Athletic Footwear — 0.6%
NIKE, Inc., Class B	1,395	83,156

Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.	1,550	32,069

Banks-Commercial — 0.6%
Banco Itau Holding Financeira SA ADR	4,125	83,779

Banks-Fiduciary — 0.3%
State Street Corp.	525	33,595

Banks-Super Regional — 2.7%
Bank of America Corp.	2,400	57,288
PNC Financial Services Group, Inc.	3,765	214,982
Wachovia Corp.	5,025	78,038

		350,308

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	2,310	146,893

Commercial Services-Finance — 1.0%
The Western Union Co.	5,200	128,544

Computers — 3.5%
Apple, Inc.†	165	27,628
Hewlett-Packard Co.	7,705	340,638
International Business Machines Corp.	700	82,971

		451,237

Computers-Memory Devices — 2.0%
EMC Corp.†	17,900	262,951

Consulting Services — 0.5%
Accenture Ltd., Class A	1,700	69,224

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	2,935	178,477

Diversified Manufacturing Operations — 3.0%
General Electric Co.	8,750	233,537
Honeywell International, Inc.	3,185	160,142

		393,679

Diversified Minerals — 1.7%
Cia Vale do Rio Doce ADR	6,080	217,786

E-Commerce/Services — 0.4%
priceline.com, Inc.†	420	48,493

Electric-Integrated — 4.4%
American Electric Power Co., Inc.	5,600	225,288
Exelon Corp.	3,805	342,298

		567,586

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	1,400	38,206
Intel Corp.	4,800	103,104

		141,310

Electronic Connectors — 0.9%
Thomas & Betts Corp.†	3,245	122,823

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	2,900	82,128

Enterprise Software/Service — 2.1%
Oracle Corp.†	12,800	268,800

Finance-Investment Banker/Broker — 3.6%
Citigroup, Inc.	10,200	170,952
JPMorgan Chase & Co.	5,345	183,387
Morgan Stanley	1,450	52,301
The Goldman Sachs Group, Inc.	390	68,211

		474,851

Human Resources — 1.2%
Manpower, Inc.	2,620	152,589

Instruments-Scientific — 0.3%
Waters Corp.†	670	43,215

Insurance-Multi-line — 0.7%
ACE, Ltd.	1,745	96,132

Insurance-Property/Casualty — 0.5%
W.R. Berkley Corp.	2,450	59,192

Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	1,485	51,663

Investment Management/Advisor Services — 1.6%
Franklin Resources, Inc.	480	43,992
Invesco, Ltd.	7,020	168,340

		212,332

Machinery-Construction & Mining — 2.5%
Caterpillar, Inc.	3,770	278,301
Terex Corp.†	950	48,802

		327,103

Machinery-Pumps — 0.2%
Graco, Inc.	750	28,552

Medical Instruments — 2.6%
Medtronic, Inc.	5,160	267,030
St. Jude Medical, Inc.†	1,600	65,408

		332,438

Medical Products — 1.3%
Covidien, Ltd.	2,625	125,711
Zimmer Holdings, Inc.†	710	48,316

		174,027

Medical-Biomedical/Gene — 3.7%
Amgen, Inc.†	4,620	217,879
Genentech, Inc.†	2,495	189,370
Genzyme Corp.†	1,135	81,743

		488,992

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 2.8%
Abbott Laboratories	1,750	$92,698
AstraZeneca PLC ADR	1,705	72,514
Elan Corp. PLC ADR†	1,900	67,545
Eli Lilly & Co.	1,240	57,238
Merck & Co., Inc.	2,000	75,380

		365,375

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	870	39,846

Medical-HMO — 2.9%
Coventry Health Care, Inc.†	5,060	153,925
UnitedHealth Group, Inc.	4,875	127,969
WellPoint, Inc.†	2,120	101,039

		382,933

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	895	86,251

Metal-Aluminum — 1.0%
Alcoa, Inc.	3,560	126,807

Metal-Diversified — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	2,600	304,694

Mining — 0.1%
Yamana Gold, Inc.	1,000	16,540

Networking Products — 2.5%
Cisco Systems, Inc.†	14,110	328,199

Oil & Gas Drilling — 0.4%
Noble Corp.	800	51,968

Oil Companies-Exploration & Production — 5.8%
Apache Corp.	2,865	398,235
EOG Resources, Inc.	1,765	231,568
St. Mary Land & Exploration Co.	1,970	127,341

		757,144

Oil Companies-Integrated — 4.7%
ConocoPhillips	1,425	134,506
Exxon Mobil Corp.	4,245	374,112
Hess Corp.	300	37,857
Petroleo Brasileiro SA ADR	900	63,747

		610,222

Oil Field Machinery & Equipment — 0.6%
National-Oilwell Varco, Inc.†	900	79,848

Oil-Field Services — 4.6%
Halliburton Co.	1,789	94,942
Hercules Offshore, Inc.†	1,400	53,228
Schlumberger, Ltd.	1,050	112,802
Transocean, Inc.†	2,221	338,458

		599,430

Pipelines — 0.7%
Williams Cos., Inc.	2,180	87,876

Retail-Apparel/Shoe — 1.0%
American Eagle Outfitters, Inc.	4,260	58,064
Gymboree Corp.†	1,650	66,115

		124,179

Retail-Discount — 1.8%
Wal-Mart Stores, Inc.	4,240	238,288

Retail-Drug Store — 0.6%
CVS Caremark Corp.	2,100	83,097

Retail-Office Supplies — 1.2%
Staples, Inc.	6,560	155,800

Retail-Regional Department Stores — 2.3%
Kohl’s Corp.†	7,485	299,699

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	3,965	75,692

Telecom Equipment-Fiber Optics — 1.9%
Corning, Inc.	10,755	247,903

Telephone-Integrated — 2.0%
AT&T, Inc.	7,805	262,950

Tobacco — 1.8%
Philip Morris International, Inc.	4,780	236,084

Transport-Rail — 0.3%
Union Pacific Corp.	550	41,525

Web Portals/ISP — 1.2%
Google, Inc., Class A†	300	157,926

Wireless Equipment — 1.5%
Nokia Oyj ADR	1,700	41,650
QUALCOMM, Inc.	3,350	148,639

		190,289

Total Long-Term Investment Securities (cost $12,893,091)		12,650,019

REPURCHASE AGREEMENT — 3.1%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $410,000)	$410,000	410,000

TOTAL INVESTMENTS (cost $13,303,091)(2)	100.0%	13,060,019
Liabilities in excess of other assets	0.0	(7,856)

NET ASSETS	100.0%	$13,052,163

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	7.4%
Electric-Integrated	4.1
Medical-Drugs	4.1
Oil-Field Services	3.3
Medical-Biomedical/Gene	3.0
Repurchase Agreement	3.0
Finance-Investment Banker/Broker	2.7
Machinery-Construction & Mining	2.6
Banks-Super Regional	2.6
Oil Companies-Integrated	2.5
Medical-HMO	2.4
Metal-Diversified	2.4
Retail-Apparel/Shoe	2.4
Diversified Manufacturing Operations	2.4
Retail-Discount	2.1
Networking Products	2.0
Investment Management/Advisor Services	2.0
Enterprise Software/Service	1.9
Electronic Connectors	1.9
Computers-Memory Devices	1.9
Oil & Gas Drilling	1.8
Computers	1.7
Tobacco	1.7
Agricultural Chemicals	1.7
Medical Instruments	1.7
Human Resources	1.6
Commercial Services-Finance	1.5
Diversified Minerals	1.5
Computer Services	1.5
Semiconductor Equipment	1.5
Oil Field Machinery & Equipment	1.4
Retail-Regional Department Stores	1.4
Electronic Components-Semiconductors	1.4
Applications Software	1.3
Cosmetics & Toiletries	1.3
Telephone-Integrated	1.1
Beverages-Non-alcoholic	1.1
Wireless Equipment	1.0
Telecom Equipment-Fiber Optics	1.0
Office Furnishings-Original	1.0
Apparel Manufacturers	0.8
Instruments-Scientific	0.8
Metal-Aluminum	0.8
Transport-Services	0.8
Machinery-Pumps	0.8
Medical Products	0.8
Aerospace/Defense	0.7
Auto-Heavy Duty Trucks	0.7
Cellular Telecom	0.7
Insurance-Multi-line	0.6
Pipelines	0.6
Metal Processors & Fabrication	0.6
Engineering/R&D Services	0.6
Commercial Services	0.6
Drug Delivery Systems	0.6
Computer Aided Design	0.6
Retail-Office Supplies	0.5
Insurance-Property/Casualty	0.4
E-Commerce/Services	0.4
Food-Retail	0.4
Transport-Rail	0.4
Retail-Auto Parts	0.4
Financial Guarantee Insurance	0.3
Motion Pictures & Services	0.3
Banks-Fiduciary	0.2
Internet Infrastructure Software	0.2
Mining	0.2
Retail-Restaurants	0.1

99.8%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.8%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	48,020	$4,737,653

Agricultural Chemicals — 1.7%
Agrium, Inc.	103,870	11,170,180

Apparel Manufacturers — 0.8%
Carter’s, Inc.†	244,000	3,372,080
True Religion Apparel, Inc.†	78,700	2,097,355

		5,469,435

Applications Software — 1.3%
Microsoft Corp.	325,910	8,965,784

Auto-Heavy Duty Trucks — 0.7%
Oshkosh Corp.	142,200	2,942,118
PACCAR, Inc.	42,000	1,756,860

		4,698,978

Banks-Fiduciary — 0.2%
State Street Corp.	23,005	1,472,090

Banks-Super Regional — 2.6%
Huntington Bancshares, Inc.	688,300	3,971,491
PNC Financial Services Group, Inc.	176,915	10,101,846
Wachovia Corp.	188,220	2,923,057

		16,996,394

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	115,665	7,355,137

Cellular Telecom — 0.7%
NII Holdings, Inc.†	94,100	4,468,809

Commercial Services — 0.6%
Steiner Leisure, Ltd.†	136,032	3,856,507

Commercial Services-Finance — 1.5%
The Western Union Co.	410,600	10,150,032

Computer Aided Design — 0.6%
Autodesk, Inc.†	109,600	3,705,576

Computer Services — 1.5%
Cognizant Technology Solutions Corp., Class A†	124,800	4,057,248
Perot Systems Corp., Class A†	389,612	5,848,076

		9,905,324

Computers — 1.7%
Hewlett-Packard Co.	260,070	11,497,695

Computers-Memory Devices — 1.9%
EMC Corp.†	599,340	8,804,305
NetApp, Inc.†	164,200	3,556,572

		12,360,877

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	140,585	8,548,974

Diversified Manufacturing Operations — 2.4%
General Electric Co.	306,600	8,183,154
Honeywell International, Inc.	151,530	7,618,928

		15,802,082

Diversified Minerals — 1.5%
Cia Vale do Rio Doce ADR	279,310	10,004,884

Drug Delivery Systems — 0.6%
Hospira, Inc.†	93,300	3,742,263

E-Commerce/Services — 0.4%
priceline.com, Inc.†	25,700	2,967,322

Electric-Integrated — 4.1%
American Electric Power Co., Inc.	347,450	13,977,913
Exelon Corp.	150,300	13,520,988

		27,498,901

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A†	84,300	2,300,547
Intel Corp.	317,300	6,815,604

		9,116,151

Electronic Connectors — 1.9%
Amphenol Corp., Class A	88,700	3,980,856
Thomas & Betts Corp.†	222,225	8,411,216

		12,392,072

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	140,600	3,981,792

Enterprise Software/Service — 1.9%
BMC Software, Inc.†	121,200	4,363,200
Oracle Corp.†	399,730	8,394,330

		12,757,530

Finance-Investment Banker/Broker — 2.7%
Citigroup, Inc.	497,655	8,340,698
JPMorgan Chase & Co.	204,280	7,008,847
The Goldman Sachs Group, Inc.	16,710	2,922,579

		18,272,124

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	126,500	2,275,735

Food-Retail — 0.4%
SUPERVALU, Inc.	94,100	2,906,749

Human Resources — 1.6%
Manpower, Inc.	180,720	10,525,133

Instruments-Scientific — 0.8%
Waters Corp.†	84,200	5,430,900

Insurance-Multi-line — 0.6%
ACE, Ltd.	76,950	4,239,175

Insurance-Property/Casualty — 0.4%
W.R. Berkley Corp.	124,450	3,006,712

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	37,370	1,300,102

Investment Management/Advisor Services — 2.0%
Franklin Resources, Inc.	30,250	2,772,412
Invesco, Ltd.	429,365	10,296,173

		13,068,585

Machinery-Construction & Mining — 2.6%
Caterpillar, Inc.	138,750	10,242,525
Terex Corp.†	135,400	6,955,498

		17,198,023

Machinery-Pumps — 0.8%
Graco, Inc.	137,200	5,223,204

Medical Instruments — 1.7%
Medtronic, Inc.	213,980	11,073,465

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 0.8%
Covidien, Ltd.	59,935	$2,870,287
Zimmer Holdings, Inc.†	33,170	2,257,219

		5,127,506

Medical-Biomedical/Gene — 3.0%
Amgen, Inc.†	144,020	6,791,983
Genentech, Inc.†	62,105	4,713,770
Genzyme Corp.†	57,810	4,163,476
Invitrogen Corp.†	109,900	4,314,674

		19,983,903

Medical-Drugs — 4.1%
Abbott Laboratories	76,815	4,068,891
AstraZeneca PLC ADR	73,210	3,113,621
Cephalon, Inc.†	124,800	8,322,912
Elan Corp. PLC ADR†	95,500	3,395,025
Eli Lilly & Co.	55,075	2,542,262
Merck & Co., Inc.	148,920	5,612,795

		27,055,506

Medical-HMO — 2.4%
Coventry Health Care, Inc.†	332,815	10,124,233
Health Net, Inc.†	139,700	3,361,182
UnitedHealth Group, Inc.	106,765	2,802,581

		16,287,996

Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	42,500	4,095,725

Metal-Aluminum — 0.8%
Alcoa, Inc.	151,520	5,397,142

Metal-Diversified — 2.4%
Freeport-McMoRan Copper & Gold, Inc.	138,315	16,209,135

Mining — 0.2%
Yamana Gold, Inc.	62,600	1,035,404

Motion Pictures & Services — 0.3%
Dreamworks Animation SKG, Inc., Class A†	69,900	2,083,719

Networking Products — 2.0%
Cisco Systems, Inc.†	393,570	9,154,438
Foundry Networks, Inc.†	336,500	3,977,430

		13,131,868

Office Furnishings-Original — 1.0%
Herman Miller, Inc.	256,600	6,386,774

Oil & Gas Drilling — 1.8%
Atwood Oceanics, Inc.†	39,029	4,852,866
Noble Corp.	109,500	7,113,120

		11,965,986

Oil Companies-Exploration & Production — 7.4%
Apache Corp.	101,345	14,086,955
EOG Resources, Inc.	47,835	6,275,952
Noble Energy, Inc.	106,700	10,729,752
St. Mary Land & Exploration Co.	111,100	7,181,504
Ultra Petroleum Corp.†	112,800	11,076,960

		49,351,123

Oil Companies-Integrated — 2.5%
ConocoPhillips	62,905	5,937,603
Exxon Mobil Corp.	84,785	7,472,102
Petroleo Brasileiro SA ADR	41,900	$2,967,777

		16,377,482

Oil Field Machinery & Equipment — 1.4%
National-Oilwell Varco, Inc.†	108,400	9,617,248

Oil-Field Services — 3.3%
Halliburton Co.	77,918	4,135,108
Hercules Offshore, Inc.†	105,641	4,016,471
Schlumberger, Ltd.	44,400	4,769,892
Transocean, Inc.†	57,466	8,757,244

		21,678,715

Pipelines — 0.6%
Williams Cos., Inc.	104,230	4,201,511

Retail-Apparel/Shoe — 2.4%
Aeropostale, Inc.†	76,100	2,384,213
American Eagle Outfitters, Inc.	229,915	3,133,741
Gymboree Corp.†	160,200	6,419,214
Jos. A. Bank Clothiers, Inc.†	144,550	3,866,713

		15,803,881

Retail-Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	125,200	2,798,220

Retail-Discount — 2.1%
Wal-Mart Stores, Inc.	251,330	14,124,746

Retail-Office Supplies — 0.5%
Staples, Inc.	148,615	3,529,606

Retail-Regional Department Stores — 1.4%
Kohl’s Corp.†	234,490	9,388,980

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	13,000	415,220

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	170,485	3,254,559
Lam Research Corp.†	80,900	2,924,535
Varian Semiconductor Equipment Associates, Inc.†	100,376	3,495,092

		9,674,186

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	289,450	6,671,822

Telephone-Integrated — 1.1%
AT&T, Inc.	224,540	7,564,753

Tobacco — 1.7%
Philip Morris International, Inc.	232,030	11,459,962

Transport-Rail — 0.4%
Union Pacific Corp.	38,000	2,869,000

Transport-Services — 0.8%
Hub Group, Inc., Class A†	158,000	5,392,540

Wireless Equipment — 1.0%
QUALCOMM, Inc.	151,635	6,728,045

Total Long-Term Investment Securities (cost $665,000,906)		644,550,053

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 3.0%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $19,545,000)	$19,545,000	$19,545,000

TOTAL INVESTMENTS (cost $684,545,906)(2)	99.8%	664,095,053
Other assets less liabilities	0.2	1,525,734

NET ASSETS	100.0%	$665,620,787

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2008— (unaudited)

Industry Allocation*

Medical-Drugs	5.7%
Electronic Measurement Instruments	4.9
Medical Instruments	4.3
Agricultural Chemicals	3.4
Repurchase Agreement	3.4
Medical-Biomedical/Gene	3.1
Coal	3.1
Oil Companies-Exploration & Production	3.0
Applications Software	3.0
Retail-Discount	3.0
Toys	2.6
Enterprise Software/Service	2.6
Computers	2.4
Retail-Apparel/Shoe	2.4
Electric-Integrated	2.2
Internet Security	2.0
Retail-Sporting Goods	2.0
Web Hosting/Design	2.0
Therapeutics	2.0
Chemicals-Diversified	1.8
Research & Development	1.8
Machinery-Pumps	1.8
Networking Products	1.7
Wireless Equipment	1.7
Electronic Components-Semiconductors	1.6
Marine Services	1.5
Food-Misc.	1.4
Metal-Iron	1.2
Cellular Telecom	1.2
Advertising Sales	1.1
Telecommunication Equipment	1.1
Aerospace/Defense	1.1
Steel-Producers	1.1
Motion Pictures & Services	1.1
Oil Field Machinery & Equipment	1.1
Insurance-Life/Health	1.0
Oil Companies-Integrated	1.0
Computers-Integrated Systems	1.0
Physical Therapy/Rehabilitation Centers	1.0
Tobacco	1.0
Retail-Restaurants	1.0
Commerce	1.0
Oil-Field Services	1.0
Web Portals/ISP	1.0
Banks-Commercial	0.9
Health Care Cost Containment	0.9
Engines-Internal Combustion	0.9
X-Ray Equipment	0.9
Machinery-General Industrial	0.8
Filtration/Separation Products	0.8
Insurance-Multi-line	0.8
Non-Ferrous Metals	0.8
Schools	0.8
Energy-Alternate Sources	0.7
Patient Monitoring Equipment	0.7
Non-Hazardous Waste Disposal	0.7
Food-Retail	0.7
Telecom Equipment-Fiber Optics	0.7
Entertainment Software	0.6
Advanced Materials	0.5
E-Commerce/Services	0.5
Building-Heavy Construction	0.2

101.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.9%
Advanced Materials — 0.5%
Hexcel Corp.†	433,100	$8,358,830

Advertising Sales — 1.1%
Focus Media Holding, Ltd. ADR†	645,200	17,884,944

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	174,600	17,226,036

Agricultural Chemicals — 3.4%
Monsanto Co.	179,100	22,645,404
Potash Corp. of Saskatchewan, Inc.	65,000	14,857,050
Terra Industries, Inc.	334,700	16,517,445

		54,019,899

Applications Software — 3.0%
Microsoft Corp.	308,200	8,478,582
Red Hat, Inc.†	1,875,300	38,799,957

		47,278,539

Banks-Commercial — 0.9%
Julius Baer Holding AG	218,150	14,734,815

Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co., NV	94,200	3,751,044

Cellular Telecom — 1.2%
MetroPCS Communications, Inc.†	1,112,733	19,706,501

Chemicals-Diversified — 1.8%
FMC Corp.	376,400	29,148,416

Coal — 3.1%
CONSOL Energy, Inc.	430,100	48,330,337

Commerce — 1.0%
Ariba, Inc.†	1,067,320	15,700,277

Computers — 2.4%
Apple, Inc.†	230,400	38,578,176

Computers-Integrated Systems — 1.0%
NCR Corp.†	646,900	16,301,880

E-Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR	161,600	7,398,048

Electric-Integrated — 2.2%
Exelon Corp.	380,600	34,238,776

Electronic Components-Semiconductors — 1.6%
Cavium Network, Inc.†	120,000	2,520,000
MEMC Electronic Materials, Inc.†	369,000	22,708,260

		25,228,260

Electronic Measurement Instruments — 4.9%
FLIR Systems, Inc.†	1,470,400	59,654,128
Itron, Inc.†	184,200	18,116,070

		77,770,198

Energy-Alternate Sources — 0.7%
Sunpower Corp., Class A†	164,200	11,819,116

Engines-Internal Combustion — 0.9%
Cummins, Inc.	218,340	14,305,637

Enterprise Software/Service — 2.6%
Autonomy Corp PLC†	1,250,000	22,570,143
Concur Technologies, Inc.†	553,800	18,402,774

		40,972,917

Entertainment Software — 0.6%
Electronic Arts, Inc.†	222,600	9,890,118

Filtration/Separation Products — 0.8%
Pall Corp.	314,600	12,483,328

Food-Misc. — 1.4%
Nestle SA	490,020	22,142,160

Food-Retail — 0.7%
SUPERVALU, Inc.	347,400	10,731,186

Health Care Cost Containment — 0.9%
McKesson Corp.	260,000	14,536,600

Insurance-Life/Health — 1.0%
AFLAC, Inc.	264,500	16,610,600

Insurance-Multi-line — 0.8%
Assurant, Inc.	185,200	12,215,792

Internet Security — 2.0%
McAfee, Inc.†	487,520	16,590,305
VeriSign, Inc.†	412,400	15,588,720

		32,179,025

Machinery-General Industrial — 0.8%
The Manitowoc Co., Inc.	399,300	12,989,229

Machinery-Pumps — 1.8%
Flowserve Corp.	206,000	28,160,200

Marine Services — 1.5%
Aegean Marine Petroleum Inc.	589,400	23,982,686

Medical Instruments — 4.3%
Beckman Coulter, Inc.	304,330	20,551,405
Intuitive Surgical, Inc.†	44,800	12,069,120
Medtronic, Inc.	329,600	17,056,800
St. Jude Medical, Inc.†	458,900	18,759,832

		68,437,157

Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	85,876	6,226,010
Charles River Laboratories International, Inc.†	409,100	26,149,672
Gilead Sciences, Inc.†	314,100	16,631,595

		49,007,277

Medical-Drugs — 5.7%
Abbott Laboratories	493,100	26,119,507
Auxilium Pharmaceuticals, Inc.†	571,800	19,223,916
Cephalon, Inc.†	230,100	15,345,369
Elan Corp. PLC ADR†	391,400	13,914,270
Shionogi & Co., Ltd.	796,000	15,704,855

		90,307,917

Metal-Iron — 1.2%
Cleveland-Cliffs, Inc.	165,600	19,737,864

Motion Pictures & Services — 1.1%
Dreamworks Animation SKG, Inc., Class A†	570,200	16,997,662

Networking Products — 1.7%
Atheros Communications, Inc.†	892,100	26,763,000

Non-Ferrous Metals — 0.8%
Cameco Corp.	284,200	12,183,654

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	390,600	$11,600,820

Oil Companies-Exploration & Production — 3.0%
Chesapeake Energy Corp.	264,100	17,420,036
EOG Resources, Inc.	98,400	12,910,080
OAO Gazprom ADR†	298,350	17,304,300

		47,634,416

Oil Companies-Integrated — 1.0%
Marathon Oil Corp.	316,800	16,432,416

Oil Field Machinery & Equipment — 1.1%
Dril-Quip, Inc.†	267,700	16,865,100

Oil-Field Services — 1.0%
Transocean, Inc.†	101,324	15,440,764

Patient Monitoring Equipment — 0.7%
Mindray Medical International, Ltd., ADR	312,472	11,661,455

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions, Inc.†	428,700	16,222,008

Research & Development — 1.8%
Pharmaceutical Product Development, Inc.	670,800	28,777,320

Retail-Apparel/Shoe — 2.4%
Aeropostale, Inc.†	502,800	15,752,724
Men’s Wearhouse, Inc.	379,590	6,183,521
Under Armour, Inc., Class A†	595,900	15,278,876

		37,215,121

Retail-Discount — 3.0%
Big Lots, Inc. †	678,900	21,208,836
Costco Wholesale Corp.	371,600	26,064,024

		47,272,860

Retail-Restaurants — 1.0%
Burger King Holdings, Inc.	595,875	15,963,491

Retail-Sporting Goods — 2.0%
Dick’s Sporting Goods, Inc.†	1,442,700	25,593,498
Zumiez, Inc.†	374,800	6,214,184

		31,807,682

Schools — 0.8%
ITT Educational Services, Inc.†	147,300	12,171,399

Steel-Producers — 1.1%
United States Steel Corp.	92,900	17,166,062

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp.†	444,100	10,289,797

Telecommunication Equipment — 1.1%
Nice Systems, Ltd. ADR†	592,742	17,527,381

Therapeutics — 2.0%
Amylin Pharmaceuticals, Inc.†	469,200	11,912,988
ImClone Systems, Inc.†	176,800	7,153,328
Onyx Pharmaceuticals, Inc.†	333,400	11,869,040

		30,935,356

Tobacco — 1.0%
Philip Morris International, Inc.	324,100	16,007,299

Toys — 2.6%
Marvel Entertainment, Inc.†	250,100	8,038,214
Nintendo Co., Ltd.	58,800	33,169,657

		41,207,871

Web Hosting/Design — 2.0%
Equinix, Inc.†	350,300	31,253,766

Web Portals/ISP — 1.0%
NetEase.com, Inc.†	699,700	15,246,463

Wireless Equipment — 1.7%
QUALCOMM, Inc.	593,300	26,324,721

X-Ray Equipment — 0.9%
Hologic, Inc.†	631,400	13,764,520

Total Long-Term Investment Securities (cost $1,388,455,315)		1,550,896,189

REPURCHASE AGREEMENT — 3.4%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $53,630,000)	$53,630,000	53,630,000

TOTAL INVESTMENTS (cost $1,442,085,315)(2)	101.3%	1,604,526,189
Liabilities in excess of other assets	(1.3)	(19,971,171)

NET ASSETS	100.0%	$1,584,555,018

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	28.8%
Oil Companies-Integrated	21.9
Diversified Minerals	8.9
Coal	7.1
Repurchase Agreement	6.1
Metal-Diversified	5.8
Oil-Field Services	5.4
Mining	5.0
Steel-Producers	3.8
Oil Refining & Marketing	2.8
Platinum	2.8
Non-Ferrous Metals	2.0
Metal-Aluminum	1.5

101.9%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.9%
Coal — 7.1%
CONSOL Energy, Inc.	230,500	$25,901,285
Peabody Energy Corp.	198,600	17,486,730

		43,388,015

Diversified Minerals — 4.4%
Anglo American PLC	88,634	6,224,997
Teck Cominco, Ltd.	108,000	5,207,767
Xstrata PLC	190,949	15,304,948

		26,737,712

Metal-Aluminum — 1.5%
Alumina, Ltd.	1,947,927	8,851,379

Metal-Diversified — 5.8%
Freeport-McMoRan Copper & Gold, Inc.	161,500	18,926,185
Vedanta Resources PLC	373,445	16,267,916

		35,194,101

Mining — 5.0%
AngloGold Ashanti, Ltd. ADR	458,427	15,559,012
Barrick Gold Corp.	163,749	7,450,580
Gold Fields, Ltd.	587,803	7,469,527

		30,479,119

Non-Ferrous Metals — 2.0%
Cameco Corp.	285,000	12,217,950

Oil Companies-Exploration & Production — 28.8%
Canadian Natural Resources, Ltd.	282,200	27,907,275
Denbury Resources, Inc.†	267,600	9,767,400
Devon Energy Corp.	57,700	6,933,232
EnCana Corp.	263,782	24,150,914
EOG Resources, Inc.	228,900	30,031,680
Equitable Resources, Inc.	150,200	10,372,812
Newfield Exploration Co.†	134,000	8,743,500
Noble Energy, Inc.	74,500	7,491,720
OAO Gazprom ADR†	177,050	10,268,900
Penn West Energy Trust	101,900	3,448,296
Talisman Energy, Inc.	643,600	14,251,729
Ultra Petroleum Corp.†	56,800	5,577,760
XTO Energy, Inc.	230,927	15,820,809

		174,766,027

Oil Companies-Integrated — 21.9%
BP PLC ADR	222,700	15,493,239
ConocoPhillips	123,360	11,643,950
ENI SPA ADR	73,600	5,463,328
Exxon Mobil Corp.	171,384	15,104,072
LUKOIL ADR	104,700	10,323,420
Marathon Oil Corp.	114,400	5,933,928
Petro-Canada	163,200	9,140,288
Petroleo Brasileiro SA ADR	357,800	25,342,974
Royal Dutch Shell PLC ADR	75,800	6,193,618
Suncor Energy, Inc.	212,600	12,342,768
Total SA ADR	185,000	15,774,950

		132,756,535

	Shares/
	Principal	Market Value
Security Description	Amount	(Note 2)

Oil Refining & Marketing — 2.8%
Reliance Industries, Ltd. GDR*†	40,551	$4,522,858
Valero Energy Corp.	304,000	12,518,720

		17,041,578

Oil-Field Services — 5.4%
Baker Hughes, Inc.	184,300	16,096,762
Halliburton Co.	197,700	10,491,939
Transocean, Inc.†	41,945	6,391,998

		32,980,699

Platinum — 2.4%
Anglo American Platinum Corp., Ltd.	87,554	14,614,697

Steel-Producers — 3.8%
ArcelorMittal	112,509	11,146,267
POSCO ADR	44,200	5,736,276
Sumitomo Metal Industries, Ltd.	1,332,000	5,858,115

		22,740,658

Total Common Stock (cost $254,451,886)		551,768,470

PREFERRED STOCK — 4.9%
Diversified Minerals — 4.5%
Cia Vale do Rio Doce ADR	926,100	27,634,824

Platinum — 0.4%
Anglo Platinum, Ltd. (Convertible) 6.38%(1)	37,751	2,217,811

Total Preferred Stock (cost $4,168,421)		29,852,635

WARRANTS — 0.0%
Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. expires 11/07/16 (cost $200,541)	3,700	180,050

Total Long-Term Investment Securities (cost $258,820,848)		581,801,155

REPURCHASE AGREEMENT — 6.1%
UBS Securities LLC Joint Repurchase Agreement(2) (cost $37,200,000)	$37,200,000	37,200,000

TOTAL INVESTMENTS (cost $296,020,848)(3)	101.9%	619,001,155
Liabilities in excess of other assets	(1.9)	(11,621,058)

NET ASSETS	100.0%	$607,380,097

† Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $4,522,858 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Variable Rate Security — the rate reflected is as of June 30, 2008.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.8%
Diversified Financial Services	5.5
Federal Home Loan Mtg. Corp.	4.6
Repurchase Agreement	3.9
United States Treasury Notes	3.8
Oil Companies-Exploration & Production	3.5
Government National Mtg. Assoc.	3.4
Finance-Investment Banker/Broker	3.2
Electric-Integrated	3.1
Oil Companies-Integrated	3.0
Oil-Field Services	2.9
Medical-Biomedical/Gene	2.3
Computers	2.2
Medical-Drugs	2.0
Medical-HMO	2.0
Diversified Manufacturing Operations	1.9
Applications Software	1.9
Banks-Super Regional	1.9
Telephone-Integrated	1.8
Medical Instruments	1.6
Machinery-Construction & Mining	1.6
Retail-Regional Department Stores	1.5
Metal-Diversified	1.4
Networking Products	1.4
Enterprise Software/Service	1.3
Computers-Memory Devices	1.2
Telecom Equipment-Fiber Optics	1.2
Tobacco	1.1
Retail-Discount	1.1
Investment Management/Advisor Services	1.0
Diversified Minerals	1.0
United States Treasury Bonds	1.0
Insurance-Multi-line	1.0
Wireless Equipment	0.9
Cosmetics & Toiletries	0.8
Medical Products	0.8
Real Estate Investment Trusts	0.8
Beverages-Non-alcoholic	0.7
Human Resources	0.7
Retail-Office Supplies	0.7
Web Portals/ISP	0.7
Insurance-Property/Casualty	0.7
Electronic Components-Semiconductors	0.7
Commercial Services-Finance	0.6
Metal-Aluminum	0.6
Electronic Connectors	0.6
Retail-Apparel/Shoe	0.6
Retail-Drug Store	0.5
Aerospace/Defense	0.5
Agricultural Chemicals	0.5
Multimedia	0.5
Transport-Services	0.4
Oil Field Machinery & Equipment	0.4
Banks-Commercial	0.4
Metal Processors & Fabrication	0.4
Pipelines	0.4
Engineering/R&D Services	0.4
Athletic Footwear	0.4
Auto-Cars/Light Trucks	0.4
Semiconductor Equipment	0.4
Consulting Services	0.3
U.S. Municipal Bonds & Notes	0.3
Telecom Services	0.3
Finance-Consumer Loans	0.3
Airlines	0.3
Oil & Gas Drilling	0.3
Finance-Other Services	0.3
E-Commerce/Services	0.2
Transport-Rail	0.2
Internet Infrastructure Software	0.2
Instruments-Scientific	0.2
Insurance-Mutual	0.2
Food-Misc.	0.2
Cable TV	0.2
Medical-Generic Drugs	0.2
Banks-Fiduciary	0.2
Auto-Heavy Duty Trucks	0.2
Agricultural Operations	0.1
Data Processing/Management	0.1
Insurance-Reinsurance	0.1
Machinery-Pumps	0.1
Gas-Distribution	0.1
Insurance-Life/Health	0.1
Finance-Commercial	0.1
Sovereign Agency	0.1
Office Automation & Equipment	0.1
Steel-Producers	0.1
Mining	0.1
Retail-Building Products	0.1
Hotels/Motels	0.1

100.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.1%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	1,970	$194,360

Agricultural Chemicals — 0.5%
Agrium, Inc.	1,735	186,582

Applications Software — 1.8%
Infosys Technologies, Ltd. ADR	3,600	156,456
Microsoft Corp.	18,680	513,887

		670,343

Athletic Footwear — 0.4%
NIKE, Inc., Class B	2,500	149,025

Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp.	2,900	60,001

Banks-Commercial — 0.4%
Banco Itau Holding Financeira SA ADR	7,500	152,325

Banks-Fiduciary — 0.2%
State Street Corp.	940	60,151

Banks-Super Regional — 1.7%
Bank of America Corp.	4,400	105,028
PNC Financial Services Group, Inc.	6,820	389,422
Wachovia Corp.	10,545	163,764

		658,214

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	4,095	260,401

Commercial Services-Finance — 0.6%
The Western Union Co.	9,735	240,649

Computers — 2.2%
Apple, Inc.†	350	58,604
Hewlett-Packard Co.	13,935	616,066
International Business Machines Corp.	1,260	149,348

		824,018

Computers-Memory Devices — 1.2%
EMC Corp.†	31,710	465,820

Consulting Services — 0.3%
Accenture Ltd., Class A	3,100	126,232

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	5,230	318,036

Diversified Manufacturing Operations — 1.9%
General Electric Co.	15,555	415,163
Honeywell International, Inc.	6,145	308,971

		724,134

Diversified Minerals — 1.0%
Cia Vale do Rio Doce ADR	10,790	386,498

E-Commerce/Services — 0.2%
priceline.com, Inc.†	780	90,059

Electric-Integrated — 2.7%
American Electric Power Co., Inc.	10,360	416,783
Exelon Corp.	6,790	610,828

		1,027,611

Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A†	2,400	65,496
Intel Corp.	8,400	180,432

		245,928

Electronic Connectors — 0.6%
Thomas & Betts Corp.†	5,850	221,422

Engineering/R&D Services — 0.4%
ABB, Ltd. ADR†	5,300	150,096

Enterprise Software/Service — 1.3%
Oracle Corp.†	23,005	483,105

Finance-Investment Banker/Broker — 2.3%
Citigroup, Inc.	18,250	305,870
JPMorgan Chase & Co.	9,730	333,836
Morgan Stanley	2,600	93,782
The Goldman Sachs Group, Inc.	690	120,681

		854,169

Human Resources — 0.7%
Manpower, Inc.	4,715	274,602

Instruments-Scientific — 0.2%
Waters Corp.†	1,300	83,850

Insurance-Multi-line — 0.5%
ACE, Ltd.	3,080	169,677

Insurance-Property/Casualty — 0.3%
W.R. Berkley Corp.	4,300	103,888

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	2,415	84,018

Investment Management/Advisor Services — 1.0%
Franklin Resources, Inc.	850	77,903
Invesco, Ltd.	12,490	299,510

		377,413

Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	6,815	503,083
Terex Corp.†	1,800	92,466

		595,549

Machinery-Pumps — 0.1%
Graco, Inc.	1,300	49,491

Medical Instruments — 1.6%
Medtronic, Inc.	9,220	477,135
St. Jude Medical, Inc.†	3,100	126,728

		603,863

Medical Products — 0.8%
Covidien, Ltd.	4,665	223,407
Zimmer Holdings, Inc.†	1,265	86,083

		309,490

Medical-Biomedical/Gene — 2.3%
Amgen, Inc.†	8,295	391,192
Genentech, Inc.†	4,490	340,791
Genzyme Corp.†	1,900	136,838

		868,821

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 1.7%
Abbott Laboratories	3,130	$165,796
AstraZeneca PLC ADR	3,105	132,056
Elan Corp. PLC ADR†	3,400	120,870
Eli Lilly & Co.	2,130	98,321
Merck & Co., Inc.	3,300	124,377

		641,420

Medical-Generic Drugs — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	1,600	73,280

Medical-HMO — 1.8%
Coventry Health Care, Inc.†	9,280	282,297
UnitedHealth Group, Inc.	8,715	228,769
WellPoint, Inc.†	3,800	181,108

		692,174

Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	1,575	151,783

Metal-Aluminum — 0.6%
Alcoa, Inc.	6,435	229,215

Metal-Diversified — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	4,670	547,277

Mining — 0.1%
Yamana Gold, Inc.	2,100	34,734

Networking Products — 1.4%
Cisco Systems, Inc.†	22,595	525,560

Oil & Gas Drilling — 0.3%
Noble Corp.	1,500	97,440

Oil Companies-Exploration & Production — 3.5%
Apache Corp.	4,925	684,575
EOG Resources, Inc.	3,185	417,872
St. Mary Land & Exploration Co.	3,600	232,704

		1,335,151

Oil Companies-Integrated — 3.0%
ConocoPhillips	2,560	241,639
Exxon Mobil Corp.	7,810	688,295
Hess Corp.	570	71,928
Petroleo Brasileiro SA ADR	1,600	113,328

		1,115,190

Oil Field Machinery & Equipment — 0.4%
National-Oilwell Varco, Inc.†	1,800	159,696

Oil-Field Services — 2.9%
Halliburton Co.	3,200	169,824
Hercules Offshore, Inc.†	2,500	95,050
Schlumberger, Ltd.	1,900	204,117
Transocean, Inc.†	4,062	619,008

		1,087,999

Pipelines — 0.4%
Williams Cos., Inc.	3,750	151,163

Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	7,360	100,317
Gymboree Corp.†	3,000	120,210

		220,527

Retail-Discount — 1.1%
Wal-Mart Stores, Inc.	7,630	428,806

Retail-Drug Store — 0.4%
CVS Caremark Corp.	3,850	152,344

Retail-Office Supplies — 0.7%
Staples, Inc.	11,540	274,075

Retail-Regional Department Stores — 1.5%
Kohl’s Corp.†	14,555	582,782

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	6,920	132,103

Telecom Equipment-Fiber Optics — 1.2%
Corning, Inc.	19,260	443,943

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	356	2,926

Telephone-Integrated — 1.2%
AT&T, Inc.	13,845	466,438

Tobacco — 1.1%
Philip Morris International, Inc.	8,730	431,175

Transport-Rail — 0.2%
Union Pacific Corp.	1,150	86,825

Web Portals/ISP — 0.7%
Google, Inc., Class A†	515	271,106

Wireless Equipment — 0.9%
Nokia Oyj ADR	3,200	78,400
QUALCOMM, Inc.	5,830	258,677

		337,077

Total Common Stock (cost $23,349,983)		22,742,050

ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17(1)	$50,000	46,538
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	100,000	97,647
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(1)(2)	100,000	97,446
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	100,000	96,993
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	100,000	93,900
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(1)	100,000	98,695
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(1)	80,000	75,252

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	$25,000	$24,160
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(1)	30,000	28,704
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	80,000	77,143
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	100,000	97,805
Credit Suisse Mtg. Capital Certs. Series 2006-C4, Class A3 5.47% due 09/15/39(1)	40,000	38,053
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	75,000	72,232
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(1)	100,000	92,661
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	18,418	18,440
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	110,000	105,635
Greenwich Capital Commercial Funding Corp. Series 2000-3, Class IA 5.44% due 01/10/17(1)	40,000	37,366
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39(1)	100,000	95,733
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	38,702	39,021
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(1)(2)	80,000	75,473
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(1)(2)	70,000	66,667
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	100,000	93,010
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(1)	80,000	75,863
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	80,000	76,070
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)(2)	45,000	41,793
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.54% due 03/25/35(3)(4)	43,056	41,142
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.54% due 04/25/36(3)(4)	117,438	110,587

Total Asset Backed Securities (cost $1,989,322)		1,914,029

CORPORATE BONDS & NOTES — 8.2%
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	50,000	50,385

Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	24,750
Southwest Airlines Co Notes 5.75% due 12/15/16	50,000	46,938
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	29,480	27,958

		99,646

Applications Software — 0.1%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	49,541

Auto-Cars/Light Trucks — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	105,825
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	28,905

		134,730

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	47,557

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Notes 4.65% due 02/15/13	20,000	20,297

Cable TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	55,038
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	20,000	18,996

		74,034

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	$50,000	$50,253

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	34,288
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	103,748

		138,036

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	34,123
Duke Energy Carolinas LLC 1st. Mtg. Bonds 5.25% due 01/15/18	10,000	9,869
MidAmerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	38,410
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	46,730

		129,132

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	55,000	45,715

Finance-Consumer Loans — 0.3%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	102,275

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	8,451

Finance-Investment Banker/Broker — 1.0%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	102,842
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	32,464
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	50,000	46,256
Morgan Stanley Notes 5.45% due 01/09/17	100,000	90,823
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	92,655

		365,040

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	100,000	97,250

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	75,000	76,619

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	49,402

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	22,077

Insurance Broker — 0.0%
Willis Group North America, Inc. Company Guar. Notes 5.63% due 07/15/15	15,000	13,486

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	48,790

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	87,744
MetLife, Inc. Bonds 5.00% due 06/15/15	50,000	48,576

		136,320

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Notes 7.88% due 10/15/26*	75,000	80,328

Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	54,402
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	106,647

		161,049

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.63% due 10/15/13	50,000	50,167

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	15,132

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Medical-Drugs — 0.2%
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	$60,000	$60,398

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	50,000	49,067

Multimedia — 0.5%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	23,658
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	50,000	50,315
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	34,485
Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	75,127

		183,585

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	40,000	39,771

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Senior Notes 6.00% due 04/01/16	50,000	44,469
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	50,000	46,907
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	34,424
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	36,896
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	9,350
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	37,674
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	78,279

		287,999

Retail-Building Products — 0.1%
Lowes Companies, Inc. Senior Notes 6.65% due 09/15/37	30,000	29,243

Retail-Drug Store — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	50,000	50,425

Telecom Services — 0.3%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	105,959

Telephone-Integrated — 0.2%
AT&T, Inc. Notes 6.45% due 06/15/34	40,000	38,618
AT&T, Inc. Notes 6.80% due 05/15/36	10,000	10,020
BellSouth Corp. Senior Bonds 6.00% due 11/15/34	5,000	4,579
BellSouth Corp. Bonds 6.55% due 06/15/34	20,000	19,316

		72,533

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	91,558	91,022
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	75,000	75,151

		166,173

Total Corporate Bonds & Notes (cost $3,189,026)		3,110,865

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	53,853

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12	40,000	40,906

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13*	40,000	39,464

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	57,369
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	77,789

		135,158

Total Foreign Corporate Bonds & Notes (cost $287,419)		269,381

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

	Principal	Market Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
Illinois State Taxable-Pension 3.85% due 06/01/13	$65,000	$62,292
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	51,009

Total Municipal Bonds & Notes (cost $122,381)		113,301

U.S. GOVERNMENT AGENCIES — 16.9%
Federal Home Loan Mtg. Corp. — 4.6%
4.50% due 09/01/35	124,776	115,849
5.00% due 10/01/35	101,368	97,474
5.00% due 12/01/35	175,385	168,647
5.00% due 06/01/36	349,666	336,342
5.50% due 01/01/36	243,785	240,852
6.00% due 10/01/36	238,170	240,919
6.00% due 12/01/36	215,808	218,300
6.50% due 08/01/25	23,674	24,679
6.50% due 09/01/25	5,172	5,392
6.50% due 10/01/25	41,014	42,757
6.50% due 11/01/25	26,322	27,440
6.50% due 10/01/36	235,006	242,565

		1,761,216

Federal National Mtg. Assoc. — 8.8%
4.50% due 09/01/35	80,778	74,962
4.63% due 10/15/13	250,000	254,848
5.00% due 03/01/19	451,143	449,447
5.00% due 04/01/19	81,499	81,193
5.00% due 07/01/33	37,558	36,233
5.00% due 03/01/34	85,585	82,564
5.00% due 09/01/34	54,162	52,183
5.00% due 08/01/35	180,872	173,980
5.00% due July TBA	275,000	263,570
5.50% due 11/01/33	332,249	329,439
5.50% due 05/01/37	308,698	304,671
6.00% due 10/01/37	348,281	351,792
6.00% due 12/01/37	830,328	838,698
6.50% due 08/01/28	20,280	21,104

		3,314,684

Government National Mtg. Assoc. — 3.4%
5.00% due 11/15/34	200,621	195,152
5.00% due 11/15/35	324,451	315,317
5.50% due 04/15/34	174,409	174,131
6.00% due 10/15/32	57,010	58,119
6.50% due 08/15/23	1,469	1,528
6.50% due 09/15/23	16,988	17,660
6.50% due 10/15/23	1,500	1,560
6.50% due 11/15/23	113,204	117,683
6.50% due 12/15/23	125,415	130,377
6.50% due 09/15/28	9,820	10,208
6.50% due 11/15/28	22,537	23,428
6.50% due 10/15/31	4,215	4,378
6.50% due 02/15/35	110,559	114,492
7.00% due 01/15/33	15,824	16,841
7.00% due 10/15/34	95,821	101,973

		1,282,847

Sovereign Agency — 0.1%
Financing Corp. FICO STRIPS Series 12 zero coupon due 12/06/13	25,000	20,272
Financing Corp. FICO STRIPS Series 13 zero coupon due 12/27/13	25,000	20,215

		40,487

Total U.S. Government Agencies (cost $6,371,824)		6,399,234

U.S. GOVERNMENT TREASURIES — 4.8%
U.S. Treasury Bonds — 1.0%
4.50% due 02/15/36	100,000	99,289
5.25% due 02/15/29	250,000	271,231

		370,520

U.S. Treasury Notes — 3.8%
3.88% due 05/15/18	650,000	644,567
4.00% due 09/30/09	275,000	280,564
4.13% due 08/15/10	325,000	334,851
4.63% due 02/15/17	175,000	184,242

		1,444,224

Total U.S. Government Treasuries (cost $1,775,041)		1,814,744

Total Long-Term Investment Securities (cost $37,084,996)		36,363,604

REPURCHASE AGREEMENT — 3.9%
UBS Securities LLC Joint Repurchase Agreement(5) (cost $1,475,000)	1,475,000	1,475,000

TOTAL INVESTMENTS (cost $38,559,996)(6)	100.0%	37,838,604
Liabilities in excess of other assets	0.0	(13,240)

NET ASSETS	100.0%	$37,825,364

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $170,177 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(5)	See Note 2 for details of Joint Repurchase Agreement.
(6)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
STRIPS — Separate trading of registered interest and principal of securities.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	June 30,	Appreciation/
Contracts		Description	Date	Trade Date	2008	(Depreciation)

16	Short	E-Mini S&P 500 Index	September 2008	$1,082,290	$1,024,880	$57,411
3	Short	CBT 5 Year Note	September 2008	331,345	331,650	(305)
1	Short	U.S. Treasury 10 Year Note	September 2008	113,058	113,920	(862)

						$56,244

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2008 — (unaudited)

Industry Allocation*

Sovereign	25.5%
Repurchase Agreement	5.1
Banks-Commercial	4.8
Oil Companies-Exploration & Production	4.3
Medical-Drugs	3.9
Diversified Minerals	2.6
Oil Companies-Integrated	2.4
Diversified Manufacturing Operations	2.0
Wireless Equipment	1.9
Food-Misc.	1.9
Tobacco	1.8
Electric-Integrated	1.7
United States Treasury Notes	1.7
Agricultural Chemicals	1.6
Oil-Field Services	1.5
Insurance-Multi-line	1.3
Airlines	1.2
Steel-Producers	1.2
Health Care Cost Containment	1.2
Semiconductor Equipment	1.0
Cellular Telecom	0.9
Investment Management/Advisor Services	0.8
Brewery	0.8
Auto-Cars/Light Trucks	0.8
Metal-Diversified	0.8
Medical-Biomedical/Gene	0.8
Medical Products	0.8
Medical-Generic Drugs	0.8
Electronic Measurement Instruments	0.7
Internet Security	0.7
Finance-Investment Banker/Broker	0.7
Soap & Cleaning Preparation	0.7
Platinum	0.7
Office Automation & Equipment	0.7
Coal	0.7
Import/Export	0.7
Finance-Other Services	0.6
Machinery-Pumps	0.6
Optical Supplies	0.6
Computers	0.6
Applications Software	0.6
Retail-Discount	0.6
Telecom Services	0.6
Electric Products-Misc.	0.6
Toys	0.5
Metal Processors & Fabrication	0.5
Hotels/Motels	0.5
Telephone-Integrated	0.5
Chemicals-Diversified	0.5
Machine Tools & Related Products	0.4
Medical Instruments	0.4
Pipelines	0.4
Water	0.4
Real Estate Operations & Development	0.4
Marine Services	0.4
Diversified Financial Services	0.4
Web Hosting/Design	0.4
E-Commerce/Services	0.4
Commercial Services-Finance	0.3
Research & Development	0.3
Distribution/Wholesale	0.3
Savings & Loans/Thrifts	0.3
Banks-Special Purpose	0.3
Retail-Apparel/Shoe	0.3
X-Ray Equipment	0.3
Finance-Mortgage Loan/Banker	0.3
Cable TV	0.3
Private Corrections	0.3
Insurance-Life/Health	0.3
Real Estate Management/Services	0.3
Building & Construction-Misc.	0.3
Web Portals/ISP	0.3
Non-Hazardous Waste Disposal	0.2
Enterprise Software/Service	0.2
Telecommunication Equipment	0.2
Decision Support Software	0.2
Aerospace/Defense	0.2
Patient Monitoring Equipment	0.2
Motion Pictures & Services	0.2
Retail-Sporting Goods	0.2
Oil Refining & Marketing	0.2
Advertising Sales	0.2
Networking Products	0.2
Electronic Components-Semiconductors	0.2
Engines-Internal Combustion	0.2
Telecom Equipment-Fiber Optics	0.2
Energy-Alternate Sources	0.2
Engineering/R&D Services	0.1
Beverages-Non-alcoholic	0.1
Therapeutics	0.1
Federal National Mtg. Assoc.	0.1
Building-Heavy Construction	0.1

99.3%

Country Allocation*

United States	38.4%
United Kingdom	8.9
Germany	4.7
Norway	4.1
Canada	3.8
Japan	3.8
Sweden	3.6
Poland	3.3
Switzerland	2.8
Denmark	2.8
Australia	2.6
France	2.6
Singapore	2.5
Russia	2.1
Cayman Islands	1.9
Bermuda	1.3
Austria	1.3
China	1.2
Ireland	1.1
Netherlands	1.1
Israel	1.0
Luxembourg	0.8
South Africa	0.8
Finland	0.7
Brazil	0.7
Spain	0.6
Marshall Islands	0.4
Egypt	0.3
Trinidad and Tobago	0.1

99.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK — 64.7%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,500	$69,300

Aerospace/Defense — 0.2%
Lockheed Martin Corp.	800	78,928

Agricultural Chemicals — 1.6%
Monsanto Co.	1,100	139,084
Potash Corp. of Saskatchewan, Inc.	200	45,714
Terra Industries, Inc.	1,800	88,830
Uralkali GDR†*	2,390	173,753
Yara International ASA	1,000	88,549

		535,930

Airlines — 1.2%
Air France-KLM	2,729	65,482
British Airways PLC	29,880	128,109
Ryanair Holdings PLC ADR†	7,700	220,759

		414,350

Applications Software — 0.6%
Microsoft Corp.	2,100	57,771
Red Hat, Inc.†	6,900	142,761

		200,532

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	57,144	274,863

Banks-Commercial — 4.4%
Banco Bradesco SA ADR	8,600	175,956
Banco Santander Central Hispano SA	10,541	193,679
Bank of China, Ltd.	341,000	151,755
BNP Paribas SA	1,348	122,120
China Merchants Bank Co., Ltd.	63,000	197,954
Deutsche Postbank AG	1,159	101,750
Julius Baer Holding AG	4,970	335,696
Standard Chartered PLC	7,419	211,319

		1,490,229

Beverages-Non-alcoholic — 0.1%
Hansen Natural Corp.†	1,600	46,112

Brewery — 0.8%
SABMiller PLC	12,183	279,552

Building & Construction-Misc. — 0.3%
Bouygues SA	1,355	89,943

Building-Heavy Construction — 0.1%
Aker Kvaerner ASA	1,000	23,610

Cellular Telecom — 0.9%
MetroPCS Communications, Inc.	3,300	58,443
MTN Group, Ltd.	2,307	36,682
Vodafone Group PLC	70,351	209,002

		304,127

Chemicals-Diversified — 0.5%
FMC Corp.	2,000	154,880

Coal — 0.7%
CONSOL Energy, Inc.	2,000	224,740

Commercial Services-Finance — 0.3%
Visa, Inc., Class A†	1,400	113,834

Computers — 0.6%
Apple, Inc.†	1,200	200,928

Decision Support Software — 0.2%
MSCI, Inc.†	2,200	79,838

Distribution/Wholesale — 0.3%
Wolseley PLC	14,829	111,207

Diversified Manufacturing Operations — 2.0%
Danaher Corp.	3,800	293,740
Honeywell International, Inc.	4,400	221,232
Siemens AG	1,449	160,883

		675,855

Diversified Minerals — 2.6%
BHP Billiton PLC	5,506	210,569
Xstrata PLC	8,629	691,632

		902,201

E-Commerce/Services — 0.4%
Ctrip.com International, Ltd. ADR	2,600	119,028

Electric Products-Misc. — 0.6%
Emerson Electric Co.	3,800	187,910

Electric-Integrated — 1.7%
Exelon Corp.	5,000	449,800
FPL Group, Inc.	2,200	144,276

		594,076

Electronic Components-Semiconductors — 0.2%
MEMC Electronic Materials, Inc.†	1,100	67,694

Electronic Measurement Instruments — 0.7%
FLIR Systems, Inc.†	6,200	251,534

Energy-Alternate Sources — 0.2%
Sunpower Corp., Class A†	800	57,584

Engineering/R&D Services — 0.1%
ABB, Ltd.†	1,660	47,222

Engines-Internal Combustion — 0.2%
Cummins, Inc.	1,000	65,520

Enterprise Software/Service — 0.2%
Concur Technologies, Inc.†	2,500	83,075

Finance-Investment Banker/Broker — 0.7%
Lehman Brothers Holdings, Inc.	5,300	104,993
MF Global, Ltd.†	2,700	17,037
The Goldman Sachs Group, Inc.	700	122,430

		244,460

Finance-Mortgage Loan/Banker — 0.3%
Freddie Mac	6,100	100,040

Finance-Other Services — 0.6%
Bolsa de Mercadorias E Futuros	9,400	80,625
Deutsche Boerse AG	1,234	139,285

		219,910

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Misc. — 1.7%
Nestle SA	13,020	$588,325

Health Care Cost Containment — 1.2%
McKesson Corp.	7,200	402,552

Hotel/Motels — 0.5%
Shangri-La Asia, Ltd.	75,333	175,839

Import/Export — 0.7%
Mitsui & Co., Ltd.	10,000	220,841

Insurance-Life/Health — 0.3%
AFLAC, Inc.	1,500	94,200

Insurance-Multi-line — 1.3%
Aegon NV	9,170	121,465
Allianz SE	1,321	232,735
Assurant, Inc.	900	59,364
AXA SA	1,470	43,650

		457,214

Internet Security — 0.7%
McAfee, Inc.†	5,100	173,553
VeriSign, Inc.†	2,000	75,600

		249,153

Investment Management/Advisor Services — 0.8%
Invesco, Ltd.	11,831	283,707

Machine Tools & Related Products — 0.4%
Sandvik AB	11,000	150,686

Machinery-Pumps — 0.6%
Flowserve Corp.	1,600	218,720

Marine Services — 0.4%
Aegean Marine Petroleum Inc.	3,200	130,208

Medical Instruments — 0.4%
Medtronic, Inc.	1,100	56,925
St. Jude Medical, Inc.†	2,200	89,936

		146,861

Medical Products — 0.8%
Becton Dickinson & Co.	3,200	260,160

Medical-Biomedical/Gene — 0.8%
Charles River Laboratories International, Inc.†	1,800	115,056
Gilead Sciences, Inc.†	2,800	148,260

		263,316

Medical-Drugs — 3.6%
Abbott Laboratories	2,000	105,940
AstraZeneca PLC	3,220	137,383
Auxilium Pharmaceuticals, Inc.†	1,600	53,792
Cephalon, Inc.†	1,300	86,697
Elan Corp. PLC ADR†	5,100	181,305
Eli Lilly & Co.	3,700	170,792
Schering-Plough Corp.	9,100	179,179
Shionogi & Co., Ltd.	3,000	59,189
Wyeth	5,200	249,392

		1,223,669

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	5,600	256,480

Metal Processors & Fabrication — 0.5%
Norsk Hydro ASA	12,500	182,596

Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	2,300	269,537

Motion Pictures & Services — 0.2%
Dreamworks Animation SKG, Inc., Class A†	2,500	74,525

Networking Products — 0.2%
Atheros Communications, Inc.†	2,300	69,000

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,800	83,160

Office Automation & Equipment — 0.7%
Canon, Inc.	4,600	236,531

Oil Companies-Exploration & Production — 4.1%
Canadian Natural Resources, Ltd.	5,200	514,238
Chesapeake Energy Corp.	1,500	98,940
EOG Resources, Inc.	2,000	262,400
OAO Gazprom ADR†	6,350	368,300
Occidental Petroleum Corp.	1,700	152,762

		1,396,640

Oil Companies-Integrated — 2.3%
Hess Corp.	1,800	227,142
Marathon Oil Corp.	1,200	62,244
OAO Rosneft Co. GDR	15,050	174,580
OMV AG	2,983	234,172
PetroChina Co., Ltd. ADR	580	74,739

		772,877

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	1,800	74,124

Oil-Field Services — 1.5%
Baker Hughes, Inc.	2,800	244,552
Transocean, Inc.†	1,829	278,721

		523,273

Optical Supplies — 0.6%
Essilor International SA	3,298	201,678

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd., Class A ADR	2,000	74,640

Pipelines — 0.4%
El Paso Corp.	6,700	145,658

Platinum — 0.7%
Impala Platinum Holdings, Ltd.	6,029	237,926

Private Corrections — 0.3%
Corrections Corp. of America†	3,500	96,145

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Market Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Real Estate Management/Services — 0.3%
Mitsubishi Estate Co., Ltd.	4,000	$91,538

Real Estate Operations & Development — 0.4%
British Land Co. PLC	4,742	66,920
Brookfield Asset Management, Inc. Class A	2,300	74,842

		141,762

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	2,600	111,540

Retail-Apparel/Shoe — 0.3%
Aeropostale, Inc.†	1,700	53,261
Under Armour, Inc., Class A†	1,900	48,716

		101,977

Retail-Discount — 0.6%
Big Lots, Inc.†	2,500	78,100
Costco Wholesale Corp.	1,600	112,224

		190,324

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	4,200	74,508

Savings & Loans/Thrifts — 0.3%
Sovereign Bancorp, Inc.	4,900	36,064
Washington Mutual, Inc.	15,200	74,936

		111,000

Semiconductor Equipment — 1.0%
ASML Holding NV	6,687	164,769
Lam Research Corp.†	5,000	180,750

		345,519

Soap & Cleaning Preparation — 0.7%
Reckitt Benckiser Group PLC	4,760	241,297

Steel-Producers — 1.2%
ArcelorMittal	2,809	277,741
United States Steel Corp.	700	129,346

		407,087

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,600	60,242

Telecom Services — 0.6%
Orascom Telecom Holding SAE GDR	1,719	110,016
Telenor ASA	4,200	78,999

		189,015

Telecommunication Equipment — 0.2%
Nice Systems, Ltd. ADR†	2,700	79,839

Telephone-Integrated — 0.5%
France Telecom SA	5,816	171,328

Therapeutics — 0.1%
Amylin Pharmaceuticals, Inc.†	1,800	45,702

Tobacco — 1.8%
Altria Group, Inc.	11,800	242,608
Japan Tobacco, Inc.	85	362,622

		605,230

Toys — 0.5%
Marvel Entertainment, Inc.†	2,200	70,708
Nintendo Co., Ltd.	200	112,822

		183,530

Water — 0.4%
Veolia Environnement	2,569	144,115

Web Hosting/Design — 0.4%
Equinix, Inc.†	1,400	124,908

Web Portals/ISP — 0.3%
Netease.com, Inc. ADR†	3,900	84,981

Wireless Equipment — 1.9%
Nokia Oyj	10,551	257,320
QUALCOMM, Inc.	8,900	394,893

		652,213

X-Ray Equipment — 0.3%
Hologic, Inc.†	4,600	100,280

Total Common Stock (cost $21,907,160)		22,127,188

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2) (cost $0)	1,125	0

ASSET BACKED SECURITIES — 0.4%
Diversified Financial Services — 0.4%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)	$25,000	24,674
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)	25,000	25,254
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(4)	60,000	56,605
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class A3SF 2.64% due 07/15/42(4)(5)	24,135	23,622

Total Asset Backed Securities
(cost $130,975)		130,155

CORPORATE BONDS & NOTES — 0.9%
Cable TV — 0.3%
Comcast Cable Communications, Inc.
Senior Notes 6.88% due 06/15/09	95,000	97,563

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 4.25% due 03/06/13	50,000	48,573

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Principal	Market Value
Security Description		Amount(3)	(Note 2)

CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18		$40,000	$39,847

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 3.18% due 09/15/09(5)		50,000	49,428
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(1)(2)		130,000	0
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18		30,000	28,649

			78,077

Oil Companies-Integrated — 0.2%
ConocoPhillips Australia Funding Company Guar. Notes 2.81% due 04/09/09(5)		53,000	53,027

Total Corporate Bonds & Notes (cost $386,429)			317,087

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Banks-Commercial — 0.4%
BNP Paribas Notes 2.76% due 08/07/08(5)		150,000	149,967

Banks-Special Purpose — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 7.50% due 08/26/11	AUD	115,000	109,713

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12		50,000	51,133

Total Foreign Corporate Bonds & Notes
(cost $306,500)			310,813

FOREIGN GOVERNMENT AGENCIES — 23.4%
Sovereign — 23.4%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	40,000	58,493
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	335,000	495,157
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	190,000	258,689
Federal Republic of Germany Bonds 5.38% due 01/04/10	EUR	20,000	31,774
Government of Australia Bonds 5.75% due 06/15/11	AUD	515,000	481,027
Government of Australia Bonds 6.00% due 02/15/17	AUD	455,000	423,034
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	272,727
Government of Canada Bonds 5.75% due 06/01/29	CAD	45,000	54,103
Government of Canada Bonds 5.75% due 06/01/33	CAD	90,000	110,706
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	247,138
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	104,105
Government of Japan Bonds 2.10% due 12/20/27	JPY	5,700,000	52,924
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	415,082
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	615,062
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	114,373
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,100,000	839,557
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	60,000	92,408
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	439,590
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,830,000	363,915
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	71,614
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	83,825
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	700,000	129,235
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	382,859
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	481,663
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,375,000	392,031
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	515,000	89,464

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

		Principal	Market Value
Security Description		Amount(3)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	$627,029
Republic of Austria Notes 4.30% due 07/15/14	EUR	126,000	193,350
Republic of France Bonds 4.75% due 10/25/12	EUR	15,000	23,549
Trinidad & Tobago Government Notes 9.88% due 10/01/09		45,000	47,700

Total Foreign Government Agencies (cost $6,790,100)			7,992,183

FOREIGN GOVERNMENT TREASURIES — 2.1%
Sovereign — 2.1%
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	135,000	248,033
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	40,000	77,686
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	110,394
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	80,000	158,348
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	142,908

Total Foreign Government Treasuries
(cost $742,752)			737,369

U.S. GOVERNMENT AGENCIES — 0.1%
Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	25,146
7.57% due 04/01/10		3,493	3,631

Total U.S. Government Agencies (cost $28,531)			28,777

U.S. GOVERNMENT TREASURIES — 1.7%
U.S. Treasury Bonds — 0.0%
4.50% due 02/15/36		5,000	4,964

U.S. Treasury Notes — 1.7%
4.00% due 02/15/14		300,000	309,398
4.38% due 08/15/12		100,000	104,758
4.63% due 11/15/16		70,000	73,834
5.13% due 06/30/11		80,000	85,025

			573,015

Total U.S. Government Treasuries (cost $574,009)			577,979

Total Long-Term Investment Securities
(cost $30,866,456)			32,221,551

REPURCHASE AGREEMENT — 5.1%
UBS Securities LLC Joint Repurchase Agreement(6) (cost $1,730,000)		1,730,000	1,730,000

TOTAL INVESTMENTS (cost $32,596,456)(7)		99.3%	33,951,551
Other assets less liabilities		0.7	227,442

NET ASSETS		100.0%	$34,178,993

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $173,753 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Illiquid security
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Commercial Mortgage Backed Security
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

Open Foreign Bond Forward Contracts

					Gross
			Value at	Value as of	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	June 30, 2008	Appreciation

Japanese Government Bond Series 259 1.50% due 03/20/14	JPY (12,700,000)	07/14/2008	$(122,579)	$(121,310)	$1,269
Japanese Government Bond Series 259 1.50% due 03/20/14	JPY (114,800,000)	07/14/2008	(1,108,032)	(1,096,564)	11,468

					$12,737

					Gross
			Value at	Value as of	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	June 30, 2008	Depreciation

Japanese Government Bond Series 63 1.20% due 03/20/12	JPY 27,000,000	08/11/2008	$258,118	$255,994	$(2,124)
Japanese Government Bond Series 99 2.10% due 12/20/27	JPY 1,050,000	07/14/2008	9,983	9,760	(223)
Japanese Government Bond Series 213 1.40% due 06/22/09	JPY 41,400,000	07/14/2008	395,785	392,553	(3,232)
Japanese Government Bond Series 259 1.50% due 03/20/14	JPY 136,450,000	07/14/2008	1,316,995	1,303,363	(13,632)
Japanese Government Bond Series 286 1.80% due 06/20/17	JPY 18,200,000	07/14/2008	176,712	175,651	(1,061)

					$(20,272)

Net Unrealized Appreciation (Depreciation)					$(7,535)

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	June 30, 2008	(Depreciation)

1	Long	U.S. Treasury Long Bonds	September 2008	$114,203	$115,594	$1,391
2	Long	U.S. Treasury 10 Year Note	September 2008	224,363	227,844	3,481
2	Short	U.S. Treasury 5 Year Note	September 2008	218,978	221,109	(2,131)
3	Long	U.S. Treasury 2 Year Note	September 2008	630,720	633,609	2,889
3	Short	90 Day Euro Dollar	September 2008	726,242	728,025	(1,783)
7	Short	CME E-Mini S&P 500 Index	September 2008	473,502	448,385	25,117
1	Short	Financial Times Stock Exch. 100 Index	September 2008	118,033	112,404	5,629
2	Long	LIFFE Long Gilt	September 2008	422,668	415,504	(7,164)
1	Short	Tokyo Price Index	September 2008	131,950	124,381	7,569
5	Long	Euro-Bobl	September 2008	832,704	833,308	604
5	Long	Euro-Shatz	September 2008	809,732	806,091	(3,641)
3	Short	Dow Jones Euro Stoxx 50	September 2008	169,820	159,761	10,059

						$42,020

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	846,000	USD	799,611	09/17/2008	$3,120
*BRL	463,000	USD	275,595	09/17/2008	8,982
*CAD	1,272,000	USD	1,251,158	09/17/2008	4,985
*EGP	1,100,000	USD	203,858	10/09/2008	211
*TWD	28,910,000	USD	972,969	12/17/2008	14,358
*USD	2,052,348	CHF	2,098,000	09/17/2008	2,816
*USD	351,177	EGP	1,880,000	07/03/2008	1,032
*USD	2,342,342	EUR	1,507,000	09/17/2008	20,904
*USD	1,088,767	GBP	559,000	09/17/2008	18,035
*USD	494,471	NOK	2,550,000	09/17/2008	2,280
*USD	278,147	RON	665,000	09/17/2008	4,280
*USD	252,998	SEK	1,540,000	09/17/2008	1,611
*USD	191,197	SGD	260,000	09/17/2008	603
*USD	955,456	TWD	28,910,000	12/17/2008	3,155
*USD	403,304	ZAR	3,290,000	09/17/2008	8,134

					$94,506

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited) — (continued)

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*CHF	2,518,000	USD	2,443,451	09/17/2008	$(23,137)
CNY	2,395,000	USD	348,136	09/17/2008	(5,095)
DKK	4,705,000	USD	987,790	09/17/2008	(1,310)
*EGP	1,880,000	USD	351,137	07/03/2008	(1,073)
*EUR	2,139,000	USD	3,292,239	09/17/2008	(62,096)
GBP	92,000	USD	179,584	09/05/2008	(2,738)
*GBP	923,000	USD	1,802,115	09/17/2008	(25,394)
ILS	850,000	USD	252,480	09/17/2008	(106)
*JPY	167,633,000	USD	1,574,718	09/17/2008	(10,719)
*MYR	3,665,000	USD	1,127,406	09/17/2008	(5,374)
*NOK	9,023,000	USD	1,736,904	09/17/2008	(20,818)
*PLN	2,548,000	USD	1,167,025	09/17/2008	(19,852)
*RON	1,436,000	USD	595,930	09/17/2008	(13,943)
RUB	8,210,000	USD	344,163	09/17/2008	(5,067)
*SEK	8,046,000	USD	1,324,457	09/17/2008	(5,795)
*SGD	1,269,000	USD	926,820	09/17/2008	(9,309)
*TWD	12,450,000	USD	410,293	07/18/2008	(203)
USD	91,929	AED	332,000	06/04/2009	(512)
*USD	1,105,673	AUD	1,170,000	09/17/2008	(4,487)
*USD	134,309	BRL	225,000	09/17/2008	(3,983)
*USD	728,937	CAD	738,000	09/17/2008	(5,921)
*USD	144,552	EGP	780,000	10/09/2008	(147)
USD	180,189	INR	7,740,000	07/18/2008	(928)
*USD	2,311,306	JPY	243,246,000	09/17/2008	(10,739)
USD	302,081	KRW	313,620,000	09/17/2008	(3,038)
*USD	523,472	MYR	1,710,000	09/17/2008	(41)
*USD	7,003	PLN	15,000	09/17/2008	(16)
USD	90,958	SAR	338,000	06/04/2009	(248)
*USD	673,915	TWD	20,300,000	07/18/2008	(4,593)
*ZAR	3,290,000	USD	405,905	09/17/2008	(5,533)

					$(252,215)

Net Unrealized Appreciation (Depreciation)					$(157,709)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AED  — United Arab Emirates Dirham
AUD  — Australian Dollar
BRL  — Brazilian Real
CAD  — Canadian Dollar
CHF  — Swiss Franc
CNY  — Yuan (Chinese) Renminbi
DKK  — Danish Krone
EGP  — Egyptian Pound
EUR  — Euro
GBP  — British Pound Sterling
ILS  — Israeli Shekel
INR  — Indian Rupee
JPY  — Japanese Yen
KRW  — South Korean Won
MYR  — Malaysian Ringgit
NOK  — Norwegian Krone
PLN  — Polish Zloty
RON  — New Romanian Leu
RUB  — Russian Ruble
SAR  — Saudi Riyal
SEK  — Swedish Krona
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar
ZAR  — South African Rand

See Notes to Financial Statements

(This page intentionally left blank)

Anchor Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2008 (unaudited)

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$1,242,936,304	$315,852,802
Short-term investment securities, at market value (unaffiliated)*	13,629,685	—	—
Repurchase agreements (cost approximates market value)	—	209,105,000	18,835,000

Total investments	13,629,685	1,452,041,304	334,687,802

Cash	116	1,855	2,129
Foreign cash*	—	—	27,150
Due from broker	—	—	—
Receivable for:
Fund shares sold	1,617	4,452,432	412,681
Dividends and interest	26,790	7,437,602	1,477,817
Investments sold	—	—	3,686,733
Prepaid expenses and other assets	2,590	13,510	17,330
Unrealized appreciation on forward foreign currency contracts	—	—	—
Unrealized appreciation on foreign bond forward contracts	—	—	—

Total assets	13,660,798	1,463,946,703	340,311,642

LIABILITIES:
Payable for:
Fund shares redeemed	119,681	9,046,660	709,164
Investments purchased	—	188,601,330	3,599,258
Investment advisory and management fees	5,601	555,990	176,924
Service fees — Class 2	—	15,756	3,660
Service fees — Class 3	—	146,008	7,459
Trustees’ fees and expenses	12,309	119,666	21,319
Other accrued expenses	15,697	114,243	49,984
Variation margin on futures contracts	—	—	—
Due to custodian	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Unrealized depreciation on foreign bond forward contracts	—	—	—

Total liabilities	153,288	198,599,653	4,567,768

Net Assets	$13,507,510	$1,265,347,050	$335,743,874

NET ASSETS REPRESENTED BY:
Capital paid-in	13,507,261	1,205,727,117	269,987,257
Accumulated undistributed net investment income (loss)	—	74,406,694	14,217,326
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	249	(15,234,512)	47,281,355
Unrealized appreciation (depreciation) on investments	—	447,751	4,258,349
Unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(413)

NET ASSETS	$13,507,510	$1,265,347,050	$335,743,874

Class 1 (unlimited shares authorized):
Net assets	$13,507,510	$420,380,828	$271,566,921
Shares of beneficial interest issued and outstanding	13,507,261	27,747,856	17,595,980
Net asset value, offering and redemption price per share	$1.00	$15.15	$15.43

Class 2 (unlimited shares authorized):
Net assets	$—	$127,419,816	$28,615,016
Shares of beneficial interest issued and outstanding	—	8,422,072	1,858,997
Net asset value, offering and redemption price per share	$—	$15.13	$15.39

Class 3 (unlimited shares authorized):
Net assets	$—	$717,546,406	$35,561,937
Shares of beneficial interest issued and outstanding	—	47,528,491	2,315,464
Net asset value, offering and redemption price per share	$—	$15.10	$15.36

*Cost
Long-term investment securities (unaffiliated)	$—	$1,242,488,553	$311,594,453

Short-term investment securities (unaffiliated)	$13,629,685	$—	$—

Foreign cash	$—	$—	$27,513

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$12,650,019	$644,550,053	$1,550,896,189	$581,801,155	$36,363,604	$32,221,551
—	—	—	—	—	—
410,000	19,545,000	53,630,000	37,200,000	1,475,000	1,730,000

13,060,019	664,095,053	1,604,526,189	619,001,155	37,838,604	33,951,551

5,109	652,560	19,502	—	4,723	11,730
—	—	659,940	53,649	—	23,122
—	—	—	—	161,250	175,000

369	1,241,880	3,267,234	1,530,921	1,932	1,166
7,855	382,416	559,940	378,005	127,805	231,350
97,502	18,939,022	12,386,291	—	207,149	503,413
8,499	84,494	94,935	16,338	8,868	10,115
—	—	—	—	—	94,506
—	—	—	—	—	12,737

13,179,353	685,395,425	1,621,514,031	620,980,068	38,350,331	35,014,690

7,044	2,207,840	10,283,085	9,519,515	6,078	4,519
79,225	16,924,423	25,213,462	2,646,248	432,574	470,166
7,856	390,847	945,493	375,806	31,967	28,943
—	7,534	15,636	6,909	—	—
—	46,434	128,159	55,236	—	—
5,334	118,280	213,480	19,481	24,595	16,211
27,731	79,280	159,698	46,448	28,428	30,773
—	—	—	—	1,325	12,598
—	—	—	930,328	—	—
—	—	—	—	—	252,215
—	—	—	—	—	20,272

127,190	19,774,638	36,959,013	13,599,971	524,967	835,697

$13,052,163	$665,620,787	$1,584,555,018	$607,380,097	$37,825,364	$34,178,993

11,434,899	575,268,695	1,121,611,735	186,684,462	34,030,319	26,943,590
79,733	5,642,592	(1,477,765)	4,855,546	1,091,451	(5,938)
1,780,603	105,160,353	301,969,771	92,860,714	3,368,742	5,995,319
(243,072)	(20,450,853)	162,440,874	322,980,307	(721,392)	1,355,095
—	—	—	—	56,244	34,485
—	—	10,403	(932)	—	(143,558)

$13,052,163	$665,620,787	$1,584,555,018	$607,380,097	$37,825,364	$34,178,993

$13,052,163	$391,341,010	$858,139,154	$285,511,566	$37,825,364	$34,178,993
1,348,609	15,287,979	20,349,927	3,608,132	5,526,410	3,643,741
$9.68	$25.60	$42.17	$79.13	$6.84	$9.38

$—	$58,057,323	$121,650,842	$55,416,717	$—	$—
—	2,272,571	2,905,540	703,013	—	—
$—	$25.55	$41.87	$78.83	$—	$—

$—	$216,222,454	$604,765,022	$266,451,814	$—	$—
—	8,483,771	14,503,157	3,390,319	—	—
$—	$25.49	$41.70	$78.59	$—	$—

$12,893,091	$665,000,906	$1,388,455,315	$258,820,848	$37,084,996	$30,866,456

$—	$—	$—	$—	$—	$—

$—	$—	$648,134	$54,041	$—	$23,123

Anchor Series Trust
STATEMENTS OF OPERATIONS — For the six months ended June 30, 2008 (unaudited)

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

Investment Income:
Dividends (unaffiliated)	$—	$—	$2,340,818
Interest (unaffiliated)	223,292	30,027,098	3,502,127

Total investment income*	223,292	30,027,098	5,842,945

Expenses:
Investment advisory and management fees	33,911	3,361,257	1,101,281
Service fees:
Class 2	—	98,151	22,859
Class 3	—	858,729	45,361
Custodian and accounting fees	12,395	184,482	88,503
Reports to shareholders	1,205	66,174	16,163
Audit and tax fees	17,307	16,697	14,764
Legal fees	1,840	8,826	2,414
Trustees’ fees and expenses	296	22,241	7,109
Interest expense	—	—	—
Other expenses	3,403	5,015	3,408

Total expenses before custody credits and fees paid indirectly	70,357	4,621,572	1,301,862
Custody credits earned on cash balances	(92)	(1,065)	(705)
Fees paid indirectly (Note 4)	—	—	(30,676)

Net expenses	70,265	4,620,507	1,270,481

Net investment income (loss)	153,027	25,406,591	4,572,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	249	(3,230,851)	(1,570,820)
Net realized gain (loss) on futures contracts, written options contracts and foreign bond forward contracts	—	161,990	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,246)

Net realized gain (loss) on investments and foreign currencies	249	(3,068,861)	(1,572,066)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	(16,043,627)	(24,835,264)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and foreign bond forward contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(277)

Net unrealized gain (loss) on investments and foreign currencies	—	(16,043,627)	(24,835,541)

Net realized and unrealized gain (loss) on investments and foreign currencies	249	(19,112,488)	(26,407,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,276	$6,294,103	$(21,835,143)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$105,334

** Net of foreign withholding taxes on capital gains of	$—	$—	$1,000

See Notes To Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$111,549	$4,713,752	$4,769,939	$3,635,577	$198,887	$259,197
4,126	174,809	634,716	329,460	396,571	227,639

115,675	4,888,561	5,404,655	3,965,037	595,458	486,836

49,003	2,408,255	5,590,698	2,062,521	199,933	179,464

—	47,669	93,193	37,804	—	—
—	275,733	734,961	291,852	—	—
16,177	97,819	205,103	73,368	27,514	42,535
638	34,474	77,512	25,812	2,008	1,759
14,026	12,731	12,704	12,695	14,635	17,364
4,515	4,919	11,279	3,606	155	131
374	13,400	31,015	8,870	795	752
—	—	502	—	—	—
2,286	5,007	6,384	4,391	1,848	2,178

87,019	2,900,007	6,763,351	2,520,919	246,888	244,183
(18)	(390)	(5,046)	(516)	(173)	(86)
(460)	(16,346)	(80,364)	(2,600)	(819)	(893)

86,541	2,883,271	6,677,941	2,517,803	245,896	243,204

29,134	2,005,290	(1,273,286)	1,447,234	349,562	243,632

(138,273)	(9,240,195)	16,760,895	12,083,188	(401,801)	502,926
—	—	(4,142,221)	—	77,658	182,584
12	948	(75,445)	(9,309)	22	(487,357)

(138,261)	(9,239,247)	12,543,229	12,073,879	(324,121)	198,153

(1,374,109)	(60,399,722)	(169,733,152)	57,675,601	(2,509,831)	(3,079,687)
—	—	—	—	59,789	28,181
—	(420)	8,854	(391)	—	(292,004)

(1,374,109)	(60,400,142)	(169,724,298)	57,675,210	(2,450,042)	(3,343,510)

(1,512,370)	(69,639,389)	(157,181,069)	69,749,089	(2,774,163)	(3,145,357)

$(1,483,236)	$(67,634,099)	$(158,454,355)	$71,196,323	$(2,424,601)	$(2,901,725)

$339	$8,222	$155,111	$313,967	$566	$32,569

$—	$—	$—	$—	$—	$831

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market		Government and Quality Bond
	Portfolio		Portfolio

	For the		For the
	six months ended	For the	six months ended	For the
	June 30,	year ended	June 30,	year ended
	2008	December 31,	2008	December 31,
	(unaudited)	2007	(unaudited)	2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$153,027	$577,122	$25,406,591	$50,140,220
Net realized gain (loss) on investments and foreign currencies	249	—	(3,068,861)	1,255,489
Net unrealized gain (loss) on investments and foreign currencies	—	—	(16,043,627)	14,903,336

Net increase (decrease) in net assets resulting from operations	153,276	577,122	6,294,103	66,299,045

Distributions to shareholders from:
Net investment income — Class 1	(153,027)	(577,122)	—	(16,173,342)
Net investment income — Class 2	—	—	—	(4,621,638)
Net investment income — Class 3	—	—	—	(20,300,618)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distrubutions to shareholders	(153,027)	(577,122)	—	(41,095,598)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	388,038	(286,840)	87,231,517	141,243,221

Total increase (decrease) in net assets	388,287	(286,840)	93,525,620	166,446,668

NET ASSETS:
Beginning of period	13,119,223	13,406,063	1,171,821,430	1,005,374,762

End of period†	$13,507,510	$13,119,223	$1,265,347,050	$1,171,821,430

† Includes accumulated undistributed net investment income (loss)	$—	$—	$74,406,694	$49,000,103

See Notes To Financial Statements

Asset Allocation		Growth and Income		Growth
Portfolio		Portfolio		Portfolio

For the		For the		For the
six months ended	For the	six months ended	For the	six months ended	For the
June 30,	year ended	June 30,	year ended	June 30,	year ended
2008	December 31,	2008	December 31,	2008	December 31,
(unaudited)	2007	(unaudited)	2007	(unaudited)	2007

$4,572,464	$9,543,166	$29,134	$57,437	$2,005,290	$3,749,903
(1,572,066)	52,140,030	(138,261)	1,965,698	(9,239,247)	116,924,543
(24,835,541)	(28,719,948)	(1,374,109)	(294,571)	(60,400,142)	(40,757,629)

(21,835,143)	32,963,248	(1,483,236)	1,728,564	(67,634,099)	79,916,817

—	(9,168,565)	—	(94,875)	—	(3,611,243)
—	(872,317)	—	—	—	(436,862)
—	(983,579)	—	—	—	(1,083,759)
—	(11,304,575)	—	(1,897,145)	—	(54,884,637)
—	(1,129,565)	—	—	—	(8,224,316)
—	(1,314,978)	—	—	—	(24,102,822)

—	(24,773,579)	—	(1,992,020)	—	(92,343,639)

(25,142,486)	(42,043,832)	(1,209,825)	(1,530,412)	(54,472,024)	(22,489,665)

(46,977,629)	(33,854,163)	(2,693,061)	(1,793,868)	(122,106,123)	(34,916,487)

382,721,503	416,575,666	15,745,224	17,539,092	787,726,910	822,643,397

$335,743,874	$382,721,503	$13,052,163	$15,745,224	$665,620,787	$787,726,910

$14,217,326	$9,644,862	$79,733	$50,599	$5,642,592	$3,637,302

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation
	Portfolio

	For the
	six months ended	For the
	June 30,	year ended
	2008	December 31,
	(unaudited)	2007

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,273,286)	$(3,394,347)
Net realized gain (loss) on investments and foreign currencies	12,543,229	294,977,197
Net unrealized gain (loss) on investments and foreign currencies	(169,724,298)	119,883,993

Net increase (decrease) in net assets resulting from operations	(158,454,355)	411,466,843

Distributions to shareholders from:
Net investment income — Class 1	—	(3,385,276)
Net investment income — Class 2	—	(307,502)
Net investment income — Class 3	—	(851,999)
Net realized gain on securities — Class 1	—	(110,775,773)
Net realized gain on securities — Class 2	—	(15,571,308)
Net realized gain on securities — Class 3	—	(65,922,831)

Total distrubutions to shareholders	—	(196,814,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(69,051,489)	31,809,379

Total increase (decrease) in net assets	(227,505,844)	246,461,533

NET ASSETS:
Beginning of period	1,812,060,862	1,565,599,329

End of period†	$1,584,555,018	$1,812,060,862

† Includes accumulated undistributed net investment income (loss)	$(1,477,765)	$(204,479)

See Notes To Financial Statements

Natural Resources		Multi-Asset		Strategic Multi-Asset
Portfolio		Portfolio		Portfolio

For the		For the		For the
six months ended	For the	six months ended	For the	six months ended	For the
June 30,	year ended	June 30,	year ended	June 30,	year ended
2008	December 31,	2008	December 31,	2008	December 31,
(unaudited)	2007	(unaudited)	2007	(unaudited)	2007

$1,447,234	$3,363,427	$349,562	$748,151	$243,632	$393,783
12,073,879	81,485,054	(324,121)	3,835,023	198,153	5,567,291
57,675,210	69,266,062	(2,450,042)	(810,136)	(3,343,510)	136,006

71,196,323	154,114,543	(2,424,601)	3,773,038	(2,901,725)	6,097,080

—	(2,824,023)	—	(828,591)	—	—
—	(480,495)	—	—	—	—
—	(1,662,077)	—	—	—	—
—	(12,401,812)	—	(3,211,863)	—	(3,127,102)
—	(2,353,810)	—	—	—	—
—	(8,779,098)	—	—	—	—

—	(28,501,315)	—	(4,040,454)	—	(3,127,102)

(5,939,575)	15,860,752	(2,980,529)	(3,825,795)	(1,953,634)	(4,390,268)

65,256,748	141,473,980	(5,405,130)	(4,093,211)	(4,855,359)	(1,420,290)

542,123,349	400,649,369	43,230,494	47,323,705	39,034,352	40,454,642

$607,380,097	$542,123,349	$37,825,364	$43,230,494	$34,178,993	$39,034,352

$4,855,546	$3,408,312	$1,091,451	$741,889	$(5,938)	$(249,570)

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2008

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by AIG SunAmerica Asset Management Corp. (“AIG SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of AIG SunAmerica Life Assurance Company, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated more than other Portfolios.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market Portfolios’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolios’ market-based net asset value per share deviates from the Portfolios’ amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of June 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Government and Quality Bond	60.98%	$209,105,000
Growth and Income	0.12	410,000
Growth	5.70	19,545,000
Capital Appreciation	15.64	53,630,000
Natural Resources	10.85	37,200,000
Multi-Asset	0.43	1,475,000
Strategic Multi-Asset	0.50	1,730,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2008, bearing interest at a rate of 1.80% per annum, with a principal amount of $342,915,000, a repurchase price of $342,932,146, and a maturity date of July 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	13.25%	05/15/14	$50,000,000	$55,403,625
U.S. Treasury Bonds	8.13	05/15/21	50,000,000	68,598,813
U.S. Treasury Bonds	6.25	08/15/23	50,000,000	60,643,082
U.S. Treasury Bonds	6.00	02/15/26	53,141,000	63,405,587
U.S. Treasury Notes	4.75	12/31/08	50,000,000	50,666,000
U.S. Treasury Notes	4.75	02/28/09	50,000,000	51,623,364

Mortgage-Backed Dollar Rolls:  During the six-months ended June 30, 2008, the Government and Quality Bond Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Multi-Asset Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures transactions, the Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). The Portfolio’s activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At June 30, 2008, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Asset and Strategic Multi-Asset Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options Contracts:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

For the six months ended June 30, 2008, transactions in written options were as follows:

Capital Appreciation
Portfolio
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2007	—	$—
Options written during the period	2,418	1,067,035
Options terminated in closing purchase transactions	(2,418)	(1,067,035)
Options exercised	—	—
Options expired	—	—

Options outstanding as of June 30, 2008	—	$—

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2004.

New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset valuation calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008:

			Government and Quality
	Money Market Portfolio		Bond Portfolio		Asset Allocation Fund
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$—	$—	$91,013,752	$—	$212,282,464	$—
Level 2 — Other Significant Observable Inputs	13,629,685	—	1,361,027,552	—	122,405,335	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	3	—

Total	$13,629,685	$—	$1,452,041,304	$—	$334,687,802	$—

	Growth and Income Portfolio		Growth Portfolio		Capital Appreciation Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$12,650,019	$—	$644,550,053	$—	$1,550,896,189	$—
Level 2 — Other Significant Observable Inputs	410,000	—	19,545,000	—	53,630,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$13,060,019	$—	$664,095,053	$—	$1,604,526,189	$—

	Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Quoted Prices	$581,801,155	$—	$24,556,794	$56,244	$22,705,167	$(123,224)
Level 2 — Other Significant Observable Inputs	37,200,000	—	13,281,810	—	11,246,384	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	0	—

Total	$619,001,155	$—	$37,838,604	$56,244	$33,951,551	$(123,224)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Fund		Strategic Multi-Asset Portfolio
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of 12/31/2007	$3	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 6/30/2008	$3	$—	$0	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with AIG SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. AIG SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that AIG SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0.750%
Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%
Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), formerly known as WM Advisors, Inc. (“WMA”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of AIG SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of AIG SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by AIG SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the six months ended June 30, 2008, AIG SAAMCo accrued fees of $14,986,323 from the Trust, of which AIG SAAMCo informed the Trust that $10,380,991 was retained and $4,605,332 was paid to Wellington Management and EDGE, respectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the six months ended June 30, 2008, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$30,676
Growth and Income	460
Growth	16,346
Capital Appreciation	80,364
Natural Resources	2,600
Multi-Asset	819
Strategic Multi-Asset	893

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2008 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$35,745,525	$72,279,774	$7,684,204	$419,010,304	$942,115,554	$46,837,130	$15,338,890	$18,031,155
Sales (excluding U.S. government securities)	—	5,650,135	74,189,710	9,037,981	478,328,638	1,041,223,285	46,618,942	15,965,621	18,636,961
Purchases of U.S. government securities	—	223,141,868	5,394,071	—	—	—	—	1,510,215	384,712
Sales of U.S. government securities	—	218,297,357	12,289,482	—	—	—	—	2,102,632	463,955

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, and derivatives transactions.

	For the Year Ended December 31, 2007
	Distributable Earnings			Tax Distributions
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Money Market	$12,609	$—	$—	$577,122	$—
Government and Quality Bond	50,769,861	(11,928,259)	14,824,519	41,095,598	—
Asset Allocation	17,096,987	44,022,726	26,491,127	11,024,461	13,749,118
Growth and Income	793,865	1,311,181	982,171	401,269	1,590,751
Growth	61,964,981	59,083,699	37,053,934	34,869,602	57,474,037
Capital Appreciation	178,796,841	113,329,303	331,406,006	61,580,816	135,233,873
Natural Resources	3,426,303	81,134,907	264,955,722	10,382,480	18,118,835
Multi-Asset	2,124,667	2,440,039	1,680,432	1,297,490	2,742,964
Strategic Multi-Asset	3,029,607	2,847,641	4,277,502	1,673,059	1,454,043

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of December 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss
Carryforward
Fund	2012	2014

Money Market	$—	$—
Government and Quality Bond	3,318,486	8,609,773
Asset Allocation	—	—
Growth and Income	—	—
Growth	—	—
Capital Appreciation	—	—
Natural Resources	—	—
Multi-Asset	—	—
Strategic Multi-Asset	—	—

As of June 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Money Market	$—	$—	$—	$13,629,685
Government and Quality Bond	15,673,814	(15,237,913)	435,901	1,451,605,403
Asset Allocation	22,952,975	(21,293,339)	1,659,636	333,028,167
Growth and Income	757,656	(1,149,594)	(391,938)	13,451,957
Growth	47,070,511	(70,416,720)	(23,346,209)	687,441,262
Capital Appreciation	230,337,211	(70,595,940)	159,741,271	1,444,784,918
Natural Resources	328,254,739	(5,274,432)	322,980,307	296,020,848
Multi-Asset	1,492,883	(2,342,182)	(849,299)	38,687,903
Strategic Multi-Asset	3,128,818	(1,865,281)	1,263,537	32,688,014

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	3,412,993	$3,412,993	7,782,829	$7,782,829
Reinvested dividends	153,027	153,027	577,122	577,122
Shares redeemed	(3,177,982)	(3,177,982)	(8,646,791)	(8,646,791)

Net increase (decrease)	388,038	$388,038	(286,840)	$(286,840)

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	June 30, 2008		For the year ended		June 30, 2008		For the year ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,859,532	$74,070,044	5,439,499	$80,904,532	1,429,867	$21,801,003	1,158,938	$17,221,882
Reinvested dividends	—	—	1,104,187	16,173,342	—	—	315,583	4,621,638
Shares redeemed	(4,979,600)	(75,754,664)	(8,818,625)	(130,991,400)	(1,370,798)	(20,818,889)	(2,023,179)	(30,039,593)

Net increase (decrease)	(120,068)	$(1,684,620)	(2,274,939)	$(33,913,526)	59,069	$982,114	(548,658)	$(8,196,073)

	Class 3
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	12,092,258	$183,604,193	18,006,359	$266,863,566
Reinvested dividends	—	—	1,388,061	20,300,618
Shares redeemed	(6,305,031)	(95,670,170)	(7,000,775)	(103,811,364)

Net increase (decrease)	5,787,227	$87,934,023	12,393,645	$183,352,820

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	June 30, 2008		For the year ended		June 30, 2008		For the year ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	665,545	$10,520,190	1,039,871	$17,370,049	105,317	$1,653,304	226,845	$3,772,036
Reinvested dividends	—	—	1,284,556	20,473,140	—	—	125,788	2,001,882
Shares redeemed	(2,090,773)	(32,941,999)	(5,099,615)	(85,123,746)	(242,135)	(3,811,813)	(378,164)	(6,317,782)

Net increase (decrease)	(1,425,228)	$(22,421,809)	(2,775,188)	$(47,280,557)	(136,818)	$(2,158,509)	(25,531)	$(543,864)

	Class 3
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	328,062	$5,133,391	632,375	$10,517,068
Reinvested dividends	—	—	144,637	2,298,557
Shares redeemed	(363,669)	(5,695,559)	(424,803)	(7,035,036)

Net increase (decrease)	(35,607)	$(562,168)	352,209	$5,780,589

	Growth and Income Portfolio
	Class 1
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	12,774	$128,685	81,072	$922,014
Reinvested dividends	—	—	188,271	1,992,020
Shares redeemed	(133,923)	(1,338,510)	(389,749)	(4,444,446)

Net increase (decrease)	(121,149)	$(1,209,825)	(120,406)	$(1,530,412)

	Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	June 30, 2008		For the year ended		June 30, 2008		For the year ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	587,619	$15,570,105	1,214,231	$36,567,311	119,106	$3,129,001	179,300	$5,358,690
Reinvested dividends	—	—	2,102,624	58,495,880	—	—	311,570	8,661,178
Shares redeemed	(2,513,396)	(66,392,294)	(4,900,722)	(146,924,245)	(441,523)	(11,604,827)	(693,164)	(20,775,641)

Net increase (decrease)	(1,925,777)	$(50,822,189)	(1,583,867)	$(51,861,054)	(322,417)	$(8,475,826)	(202,294)	$(6,755,773)

	Class 3
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	1,200,533	$31,444,334	1,690,005	$50,372,719
Reinvested dividends	—	—	907,467	25,186,581
Shares redeemed	(1,014,417)	(26,618,343)	(1,320,117)	(39,432,138)

Net increase (decrease)	186,116	$4,825,991	1,277,355	$36,127,162

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	June 30, 2008		For the year ended		June 30, 2008		For the year ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	875,942	$36,154,227	1,800,450	$81,153,952	216,965	$8,687,738	289,165	$12,926,104
Reinvested dividends	—	—	2,690,764	114,161,049	—	—	376,452	15,878,810
Shares redeemed	(2,768,786)	(115,052,725)	(6,599,701)	(293,142,453)	(435,720)	(18,008,259)	(835,688)	(36,907,657)

Net increase (decrease)	(1,892,844)	$(78,898,498)	(2,108,487)	$(97,827,452)	(218,755)	$(9,320,521)	(170,071)	$(8,102,743)

	Class 3
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	2,084,570	$85,475,972	4,367,323	$192,366,680
Reinvested dividends	—	—	1,588,445	66,774,830
Shares redeemed	(1,611,793)	(66,308,442)	(2,722,626)	(121,401,936)

Net increase (decrease)	472,777	$19,167,530	3,233,142	$137,739,574

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	June 30, 2008		For the year ended		June 30, 2008		For the year ended
	(unaudited)		December 31, 2007		(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	404,396	$29,660,819	760,078	$47,308,278	99,925	$7,501,934	188,887	$11,918,301
Reinvested dividends	—	—	246,765	15,225,835	—	—	46,056	2,834,305
Shares redeemed	(739,862)	(52,389,646)	(1,506,006)	(91,427,120)	(145,162)	(10,108,921)	(320,285)	(19,715,697)

Net increase (decrease)	(335,466)	$(22,728,827)	(499,163)	$(28,893,007)	(45,237)	$(2,606,987)	(85,342)	$(4,963,091)

	Class 3
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	847,849	$60,346,685	1,419,517	$88,918,201
Reinvested dividends	—	—	170,039	10,441,175
Shares redeemed	(583,000)	(40,950,446)	(799,910)	(49,642,526)

Net increase (decrease)	264,849	$19,396,239	789,646	$49,716,850

	Multi-Asset Portfolio
	Class 1
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	29,913	$212,419	69,672	$523,830
Reinvested dividends	—	—	563,983	4,040,454
Shares redeemed	(454,999)	(3,192,948)	(1,111,826)	(8,390,079)

Net increase (decrease)	(425,086)	$(2,980,529)	(478,171)	$(3,825,795)

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended
	June 30, 2008		For the year ended
	(unaudited)		December 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	42,985	$413,848	103,444	$1,006,452
Reinvested dividends	—	—	333,845	3,127,102
Shares redeemed	(246,183)	(2,367,482)	(866,623)	(8,523,822)

Net increase (decrease)	(203,198)	$(1,953,634)	(429,334)	$(4,390,268)

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee. As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2008
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$12,407	$50	$252
Government and Quality Bond	116,027	4,393	3,116
Asset Allocation	20,301	1,519	297
Growth and Income	5,317	62	1,454
Growth	116,696	3,083	2,059
Capital Appreciation	209,827	6,888	1,540
Natural Resources	19,446	1,999	173
Multi-Asset	24,551	173	386
Strategic Multi-Asset	16,171	151	326

9. Lines of Credit:  The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank & Trust Company, the Portfolios’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the six months ended June 30, 2008, the following Portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	4	$502	$6,730,168	2.69%

At June 30, 2008, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended June 30, 2008, none of the Portfolios participated in the program.

11.  Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/03	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.31%	$18,629	0.94%		0.33%		—%
12/31/04	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.35	16,095	1.06		0.33		—
12/31/05	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.25	13,549	1.04		2.21		—
12/31/06	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12	13,406	0.97		4.05		—
12/31/07	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
06/30/08(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13	13,508	1.04	(4)	2.26	(4)	—

Government and Quality Bond Portfolio Class 1
12/31/03	15.60	0.56	(0.18)	0.38	(0.65)	(0.12)	(0.77)	15.21	2.50	685,905	0.60		3.56		50	(3)
12/31/04	15.21	0.55	(0.03)	0.52	(0.74)	(0.01)	(0.75)	14.98	3.41	557,465	0.60		3.56		37	(3)
12/31/05	14.98	0.55	(0.16)	0.39	(0.59)	—	(0.59)	14.78	2.62	500,354	0.61		3.68		56	(3)
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
06/30/08(5)	15.05	0.32	(0.22)	0.10	—	—	—	15.15	0.66	420,381	0.59	(4)	4.22	(4)	19

Government and Quality Bond Portfolio Class 2
12/31/03	15.59	0.52	(0.17)	0.35	(0.62)	(0.12)	(0.74)	15.20	2.35	148,981	0.75		3.40		50	(3)
12/31/04	15.20	0.52	(0.03)	0.49	(0.71)	(0.01)	(0.72)	14.97	3.26	145,923	0.75		3.40		37	(3)
12/31/05	14.97	0.53	(0.16)	0.37	(0.57)	—	(0.57)	14.77	2.46	140,494	0.76		3.53		56	(3)
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
06/30/08(5)	15.04	0.31	(0.22)	0.09	—	—	—	15.13	0.60	127,420	0.74	(4)	4.07	(4)	19

Government and Quality Bond Portfolio Class 3
12/31/03	15.59	0.47	(0.14)	0.33	(0.62)	(0.12)	(0.74)	15.18	2.19	113,856	0.84		3.28		50	(3)
12/31/04	15.18	0.48	—	0.48	(0.70)	(0.01)	(0.71)	14.95	3.16	221,572	0.85		3.28		37	(3)
12/31/05	14.95	0.51	(0.16)	0.35	(0.55)	—	(0.55)	14.75	2.37	304,653	0.86		3.43		56	(3)
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
06/30/08(5)	15.01	0.30	(0.21)	0.09	—	—	—	15.10	0.60	717,546	0.84	(4)	3.97	(4)	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Government and Quality Bond Portfolio	108%	50%	65%

(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Asset Allocation Portfolio Class 1
01/31/03	$12.84	$0.42	$(1.31)	$(0.89)	$(0.46)	$—	$(0.46)	$11.49	(6.78)%	$437,736	0.66%		3.42%		28	%(6)
02/01/03- 12/31/03*†	11.49	0.35	2.35	2.70	(0.47)	—	(0.47)	13.72	23.68	482,439	0.66	(4)	3.03	(4)	19	(6)
12/31/04	13.72	0.38	1.01	1.39	(0.39)	—	(0.39)	14.72	10.32	463,446	0.67		2.68		35	(6)
12/31/05	14.72	0.41	0.32	0.73	(0.46)	—	(0.46)	14.99	5.00	396,376	0.67	(5)	2.76	(5)	25	(6)
12/31/06	14.99	0.39	1.27	1.66	(0.51)	—	(0.51)	16.14	11.31	351,839	0.66	(5)	2.53	(5)	27
12/31/07	16.14	0.40	0.94	1.34	(0.49)	(0.60)	(1.09)	16.39	8.47	311,693	0.69	(5)	2.39	(5)	71
06/30/08(7)	16.39	0.21	(1.17)	(0.96)	—	—	—	15.43	(5.86)	271,567	0.69	(4)(5)	2.59	(4)(5)	23

Asset Allocation Portfolio Class 2
01/31/03	12.83	0.36	(1.26)	(0.90)	(0.45)	—	(0.45)	11.48	(6.87)	12,931	0.79		3.23		28	(6)
02/01/03- 12/31/03*†	11.48	0.32	2.36	2.68	(0.45)	—	(0.45)	13.71	23.54	23,155	0.81	(4)	2.84	(4)	19	(6)
12/31/04	13.71	0.35	1.01	1.36	(0.37)	—	(0.37)	14.70	10.12	33,017	0.82		2.55		35	(6)
12/31/05	14.70	0.39	0.32	0.71	(0.44)	—	(0.44)	14.97	4.86	32,146	0.82	(5)	2.61	(5)	25	(6)
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	(0.49)	16.11	11.10	32,574	0.81	(5)	2.38	(5)	27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	(0.60)	(1.06)	16.36	8.34	32,643	0.84	(5)	2.24	(5)	71
06/30/08(7)	16.36	0.19	(1.16)	(0.97)	—	—	—	15.39	(5.93)	28,615	0.84	(4)(5)	2.44	(4)(5)	23

Asset Allocation Portfolio Class 3
09/30/02- 01/31/03(3)	11.26	0.11	0.36	0.47	(0.25)	—	(0.25)	11.48	4.29	526	0.87	(4)	2.93	(4)	28	(6)
02/01/03- 12/31/03*†	11.48	0.29	2.37	2.66	(0.44)	—	(0.44)	13.70	23.41	3,196	0.92	(4)	2.67	(4)	19	(6)
12/31/04	13.70	0.34	1.01	1.35	(0.36)	—	(0.36)	14.69	10.04	12,638	0.92		2.52		35	(6)
12/31/05	14.69	0.37	0.31	0.68	(0.42)	—	(0.42)	14.95	4.71	18,141	0.92	(5)	2.51	(5)	25	(6)
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	(0.48)	16.09	11.01	32,163	0.91	(5)	2.30	(5)	27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	(0.60)	(1.05)	16.33	8.19	38,386	0.94	(5)	2.13	(5)	71
06/30/08(7)	16.33	0.18	(1.15)	(0.97)	—	—	—	15.36	(5.94)	35,562	0.94	(4)(5)	2.35	(4)(5)	23

Growth and Income Portfolio Class 1
12/31/03	8.44	0.05	2.15	2.20	(0.05)	—	(0.05)	10.59	26.18	22,404	1.16		0.52		44
12/31/04	10.59	0.09	0.56	0.65	(0.05)	—	(0.05)	11.19	6.21	20,010	1.15		0.82		43
12/31/05	11.19	0.05	0.48	0.53	(0.11)	(0.45)	(0.56)	11.16	4.75	18,090	1.11	(5)	0.47	(5)	57
12/31/06	11.16	0.06	1.09	1.15	(0.06)	(1.22)	(1.28)	11.03	11.21	17,539	1.09	(5)	0.55	(5)	86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	(1.36)	(1.43)	10.71	10.23	15,745	1.15	(5)	0.33	(5)	85
06/30/08(7)	10.71	0.02	(1.05)	(1.03)	—	—	—	9.68	(9.62)	13,052	1.24	(4)(5)	0.41	(4)(5)	56

*	The Portfolio changed its fiscal year end from January 31 to December 31.

†	The financial information for the periods prior to November 24, 2003 reflects the financial information for the SunAmerica Series Trust Asset Allocation Portfolio.

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Inception date of class

(4)	Annualized

(5)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	06/30/08(4)(7)

Asset Allocation Portfolio Class 1	0.02%	0.01%	0.01%	0.02%
Asset Allocation Portfolio Class 2	0.02	0.01	0.01	0.02
Asset Allocation Portfolio Class 3	0.02	0.01	0.01	0.02
Growth and Income Portfolio Class 1	0.01	0.01	0.00	0.01

(6)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2003	2004	2005

Asset Allocation Portfolio	28%	19%	35%	25%

(7)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Growth Portfolio Class 1
12/31/03	$19.35	$0.14	$5.64	$5.78	$(0.12)	$—	$(0.12)	$25.01	29.94%	$616,441	0.75%		0.67%		72%
12/31/04	25.01	0.23	2.46	2.69	(0.14)	—	(0.14)	27.56	10.82	622,822	0.72		0.91		80
12/31/05	27.56	0.17	1.76	1.93	(0.25)	(1.05)	(1.30)	28.19	7.11	568,040	0.73	(3)	0.61	(3)	87
12/31/06	28.19	0.20	3.30	3.50	(0.19)	(2.73)	(2.92)	28.77	13.30	540,802	0.70	(3)	0.70	(3)	106
12/31/07	28.77	0.16	2.74	2.90	(0.22)	(3.39)	(3.61)	28.06	10.21	482,934	0.72	(3)	0.53	(3)	120
06/30/08(5)	28.06	0.09	(2.55)	(2.46)	—	—	—	25.60	(8.77)	391,341	0.73	(3)(4)	0.65	(3)(4)	60

Growth Portfolio Class 2
12/31/03	19.34	0.11	5.63	5.74	(0.09)	—	(0.09)	24.99	29.72	63,636	0.90		0.51		72
12/31/04	24.99	0.20	2.46	2.66	(0.11)	—	(0.11)	27.54	10.69	82,012	0.87		0.80		80
12/31/05	27.54	0.13	1.76	1.89	(0.21)	(1.05)	(1.26)	28.17	6.97	80,793	0.88	(3)	0.46	(3)	87
12/31/06	28.17	0.16	3.28	3.44	(0.14)	(2.73)	(2.87)	28.74	13.11	80,394	0.85	(3)	0.55	(3)	106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	(3.39)	(3.57)	28.02	10.03	72,714	0.87	(3)	0.38	(3)	120
06/30/08(5)	28.02	0.07	(2.54)	(2.47)	—	—	—	25.55	(8.82)	58,057	0.88	(3)(4)	0.50	(3)(4)	60

Growth Portfolio Class 3
12/31/03	19.34	0.08	5.63	5.71	(0.08)	—	(0.08)	24.97	29.59	36,643	0.99		0.39		72
12/31/04	24.97	0.20	2.43	2.63	(0.09)	—	(0.09)	27.51	10.56	103,371	0.97		0.82		80
12/31/05	27.51	0.10	1.76	1.86	(0.19)	(1.05)	(1.24)	28.13	6.85	152,807	0.98	(3)	0.37	(3)	87
12/31/06	28.13	0.13	3.28	3.41	(0.12)	(2.73)	(2.85)	28.69	12.98	201,447	0.95	(3)	0.46	(3)	106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	(3.39)	(3.54)	27.97	9.95	232,079	0.97	(3)	0.28	(3)	120
06/30/08(5)	27.97	0.05	(2.53)	(2.48)	—	—	—	25.49	(8.87)	216,222	0.98	(3)(4)	0.40	(3)(4)	60

Capital Appreciation Portfolio Class 1
12/31/03	22.90	(0.01)	7.40	7.39	—	—	—	30.29	32.27	1,204,319	0.77		(0.04)		104
12/31/04	30.29	0.08	2.68	2.76	—	—	—	33.05	9.11	1,151,163	0.76		0.27		100
12/31/05	33.05	0.05	3.80	3.85	(0.10)	—	(0.10)	36.80	11.67	1,064,718	0.77	(3)	0.12	(3)	86
12/31/06	36.80	0.16	4.03	4.19	(0.06)	(0.09)	(0.15)	40.84	11.39	994,508	0.74	(3)	0.40	(3)	124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(3)	(0.12	)(3)	133
06/30/08(5)	46.18	(0.01)	(4.00)	(4.01)	—	—	—	42.17	(8.68)	858,139	0.74	(3)(4)	(0.07	)(3)(4)	60

Capital Appreciation Portfolio Class 2
12/31/03	22.85	(0.05)	7.38	7.33	—	—	—	30.18	32.08	110,717	0.92		(0.20)		104
12/31/04	30.18	0.05	2.65	2.70	—	—	—	32.88	8.95	133,501	0.91		0.15		100
12/31/05	32.88	—	3.77	3.77	(0.05)	—	(0.05)	36.60	11.49	135,351	0.92	(3)	(0.03	)(3)	86
12/31/06	36.60	0.10	4.02	4.12	(0.01)	(0.09)	(0.10)	40.62	11.25	133,815	0.89	(3)	0.25	(3)	124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(3)	(0.27	)(3)	133
06/30/08(5)	45.89	(0.04)	(3.98)	(4.02)	—	—	—	41.87	(8.76)	121,651	0.89	(3)(4)	(0.22	)(3)(4)	60

Capital Appreciation Portfolio Class 3
12/31/03	22.85	(0.10)	7.40	7.30	—	—	—	30.15	31.95	59,254	1.01		(0.38)		104
12/31/04	30.15	0.05	2.62	2.67	—	—	—	32.82	8.86	172,636	1.01		0.16		100
12/31/05	32.82	(0.04)	3.78	3.74	(0.03)	—	(0.03)	36.53	11.39	271,144	1.02	(3)	(0.13	)(3)	86
12/31/06	36.53	0.05	4.01	4.06	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99	(3)	0.13	(3)	124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(3)	(0.37	)(3)	133
06/30/08(5)	45.72	(0.06)	(3.96)	(4.02)	—	—	—	41.70	(8.79)	604,765	0.99	(3)(4)	(0.31	)(3)(4)	60

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	06/30/08(4)(5)

Growth Portfolio Class 1	0.02%	0.01%	0.00%	0.00%
Growth Portfolio Class 2	0.02	0.01	0.01	0.00
Growth Portfolio Class 3	0.02	0.01	0.01	0.00
Capital Appreciation Class 1	0.02	0.01	0.01	0.01
Capital Appreciation Class 2	0.02	0.01	0.01	0.01
Capital Appreciation Class 3	0.02	0.01	0.01	0.01

(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends	Distributions								Ratio of net
	Net Asset	Net	Net realized		declared	from net	Total	Net Asset			Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	realized	Dividends	Value			end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	gain on	and	end of	Total		period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	investments	Distributions	period	Return(2)		(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/03	$17.97	$0.23	$8.28	$8.51	$(0.15)	$(0.16)	$(0.31)	$26.17	47.77%		$114,435	0.87%		1.15%		46%
12/31/04	26.17	0.23	6.14	6.37	(0.21)	(0.96)	(1.17)	31.37	25.01		144,981	0.87		0.85		21
12/31/05	31.37	0.36	14.01	14.37	(0.19)	(1.82)	(2.01)	43.73	46.13		227,634	0.84	(3)	0.95	(3)	11
12/31/06	43.73	0.69	9.99	10.68	(0.33)	(1.36)	(1.69)	52.72	24.93	(5)	234,235	0.81	(3)	1.37	(3)	12
12/31/07	52.72	0.51	20.19	20.70	(0.72)	(3.18)	(3.90)	69.52	40.20		274,175	0.81	(3)	0.82	(3)	25
06/30/08(7)	69.52	0.23	9.38	9.61	—	—	—	79.13	13.82		285,512	0.80	(3)(6)	0.64	(3)(6)	9

Natural Resources Portfolio Class 2
12/31/03	17.96	0.19	8.27	8.46	(0.12)	(0.16)	(0.28)	26.14	47.49		14,046	1.02		0.97		46
12/31/04	26.14	0.19	6.14	6.33	(0.18)	(0.96)	(1.14)	31.33	24.87		24,440	1.02		0.70		21
12/31/05	31.33	0.30	13.98	14.28	(0.15)	(1.82)	(1.97)	43.64	45.89		37,906	0.99	(3)	0.80	(3)	11
12/31/06	43.64	0.61	9.97	10.58	(0.27)	(1.36)	(1.63)	52.59	24.74	(5)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	(3.18)	(3.83)	69.31	39.98		51,863	0.96	(3)	0.67	(3)	25
06/30/08(7)	69.31	0.17	9.35	9.52	—	—	—	78.83	13.74		55,417	0.95	(3)(6)	0.49	(3)(6)	9

Natural Resources Portfolio Class 3
12/31/03	17.96	0.13	8.30	8.43	(0.12)	(0.16)	(0.28)	26.11	47.30		6,201	1.11		0.68		46
12/31/04	26.11	0.16	6.13	6.29	(0.16)	(0.96)	(1.12)	31.29	24.76		21,562	1.12		0.61		21
12/31/05	31.29	0.25	13.96	14.21	(0.13)	(1.82)	(1.95)	43.56	45.73		59,608	1.09	(3)	0.68	(3)	11
12/31/06	43.56	0.52	10.00	10.52	(0.24)	(1.36)	(1.60)	52.48	24.62	(5)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	(3.18)	(3.78)	69.14	39.85		216,086	1.05	(3)	0.57	(3)	25
06/30/08(7)	69.14	0.14	9.31	9.45	—	—	—	78.59	13.67		266,452	1.05	(3)(6)	0.40	(3)(6)	9

Multi-Asset Portfolio Class 1
12/31/03	6.66	0.11	1.00	1.11	(0.16)	—	(0.16)	7.61	16.87		65,561	1.16		1.50		61	(4)
12/31/04	7.61	0.11	0.23	0.34	(0.13)	—	(0.13)	7.82	4.60		58,828	1.17		1.49		46	(4)
12/31/05	7.82	0.11	0.19	0.30	(0.15)	(0.34)	(0.49)	7.63	3.91		50,988	1.19	(3)	1.42	(3)	69	(4)
12/31/06	7.63	0.13	0.42	0.55	(0.13)	(0.69)	(0.82)	7.36	7.72		47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	(0.56)	(0.71)	7.26	8.44		43,230	1.22	(3)	1.64	(3)	78
06/30/08(7)	7.26	0.06	(0.48)	(0.42)	—	—	—	6.84	(5.79)		37,825	1.23	(3)(6)	1.74	(3)(6)	44

Strategic Multi-Asset Portfolio Class 1
12/31/03	5.75	0.13	1.55	1.68	(0.07)	—	(0.07)	7.36	29.26		43,407	1.27		2.04		156	(4)
12/31/04	7.36	0.11	0.69	0.80	(0.16)	—	(0.16)	8.00	11.09		42,353	1.29		1.43		190	(4)
12/31/05	8.00	0.06	0.70	0.76	(0.06)	—	(0.06)	8.70	9.49		40,566	1.38	(3)	0.68	(3)	210	(4)
12/31/06	8.70	0.10	0.85	0.95	(0.14)	(0.05)	(0.19)	9.46	11.09		40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	(0.83)	(0.83)	10.15	16.79		39,034	1.46	(3)	0.99	(3)	123
06/30/08(7)	10.15	0.07	(0.84)	(0.77)	—	—	—	9.38	(7.59)		34,179	1.36	(3)(6)	1.35	(3)(6)	52

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	06/30/08(6)(7)

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00
Multi-Asset Portfolio Class 1	0.01	0.01	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.02	0.01	0.00	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2003	2004	2005

Multi-Asset Portfolio Class 1	61%	46%	69%
Strategic Multi-Asset Portfolio Class 1	156	190	210

(5)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(6)	Annualized
(7)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

1 SunAmerica Center
Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

Presorted
Standard
U.S. Postage Paid
Towne, Inc.

[BAR CODE]
G1112SAR.5
THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
G1112SAR.5 (R 8/08)

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Included in Item 1 to the Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.
Item 11. Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 5, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 5, 2008